UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

The following 9 series of Wells Fargo Funds Trust have a March 31 fiscal year end:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Small Cap Core Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Cap Value Fund, Well Fargo Special Small Cap Value Fund, Wells Fargo Traditional Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund and Wells Fargo Utility and Telecommunications Fund

The following 11 series of Wells Fargo Funds Trust have a September 30 fiscal year end:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund , Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund and Wells Fargo Special Mid Cap Value Fund

Date of reporting period: June 30, 2017

ITEM 1. INVESTMENTS

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.32%

Consumer Discretionary : 9.29%

Auto Components : 3.29%
Dana Incorporated	67,718	$1,512,143
Tenneco Automotive Incorporated	20,982	1,213,389

		2,725,532

Diversified Consumer Services : 1.14%
Houghton Mifflin Harcourt Company †	76,728	943,754

Hotels, Restaurants & Leisure : 0.55%
Red Robin Gourmet Burgers Incorporated †	7,009	457,337

Leisure Products : 1.21%
Callaway Golf Company	78,361	1,001,454

Media : 1.78%
Lions Gate Entertainment Class B †«	28,029	736,602
MDC Partners Incorporated Class A	74,858	741,094

		1,477,696

Specialty Retail : 0.48%
Urban Outfitters Incorporated †	21,419	397,108

Textiles, Apparel & Luxury Goods : 0.84%
G-III Apparel Group Limited †	27,732	691,913

Consumer Staples : 0.99%

Food Products : 0.99%
The Hain Celestial Group Incorporated †	21,202	823,062

Energy : 5.97%

Energy Equipment & Services : 1.12%
Forum Energy Technologies Incorporated †	59,378	926,297

Oil, Gas & Consumable Fuels : 4.85%
Encana Corporation	91,986	809,477
Matador Resources Company †«	40,674	869,203
RSP Permian Incorporated †	36,564	1,179,920
WPX Energy Incorporated †	120,626	1,165,247

		4,023,847

Financials : 27.89%

Banks : 17.99%
Ameris Bancorp	25,554	1,231,703
First Midwest Bancorp Incorporated	40,374	941,118
LegacyTexas Financial Group	36,199	1,380,268
PacWest Bancorp	27,661	1,291,769
Pinnacle Financial Partners Incorporated	20,417	1,282,188
Renasant Corporation	26,190	1,145,551
Sterling BanCorp	69,900	1,625,175
United Community Bank	43,894	1,220,253
Webster Financial Corporation	31,153	1,626,810
Wintrust Financial Corporation	17,835	1,363,307
Zions Bancorporation	40,963	1,798,685

		14,906,827

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Security name	Shares	Value
Capital Markets : 1.43%
Stifel Financial Corporation †	25,726	$1,182,881

Insurance : 7.09%
CNO Financial Group Incorporated	85,719	1,789,813
First American Financial Corporation	16,554	739,798
Maiden Holdings Limited	77,751	863,036
National General Holdings Corporation	59,722	1,260,134
Validus Holdings Limited	23,573	1,225,089

		5,877,870

Thrifts & Mortgage Finance : 1.38%
Essent Group Limited †	30,801	1,143,949

Health Care : 11.43%

Health Care Equipment & Supplies : 6.26%
AngioDynamics Incorporated †	71,951	1,166,326
Haemonetics Corporation †	32,848	1,297,168
Integer Holdings Corporation †	27,125	1,173,156
Steris plc	18,942	1,543,773

		5,180,423

Health Care Providers & Services : 1.47%
Envision Healthcare Corporation †	19,460	1,219,558

Life Sciences Tools & Services : 3.70%
Bio-Rad Laboratories Incorporated Class A †	6,674	1,510,393
Bruker BioSciences Corporation	53,952	1,555,976

		3,066,369

Industrials : 18.63%

Commercial Services & Supplies : 3.88%
Interface Incorporated	63,731	1,252,314
KAR Auction Services Incorporated	25,534	1,071,662
Steelcase Incorporated Class A	63,423	887,922

		3,211,898

Construction & Engineering : 1.36%
Valmont Industries Incorporated	7,524	1,125,590

Machinery : 4.12%
Altra Holdings Incorporated	27,276	1,085,585
ITT Incorporated	27,201	1,092,936
Rexnord Corporation †	53,090	1,234,343

		3,412,864

Professional Services : 1.48%
On Assignment Incorporated †	22,684	1,228,339

Road & Rail : 3.70%
Avis Budget Group Incorporated †	40,102	1,093,582
Genesee & Wyoming Incorporated Class A †	15,403	1,053,411
Old Dominion Freight Line Incorporated	9,649	918,971

		3,065,964

Trading Companies & Distributors : 4.09%
Air Lease Corporation	29,837	1,114,710
GATX Corporation «	16,141	1,037,382

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name		Shares	Value
Trading Companies & Distributors (continued)
MRC Global Incorporated †		74,990	$1,238,835

			3,390,927

Information Technology : 12.84%

Communications Equipment : 1.32%
Infinera Corporation †«		102,646	1,095,233

Electronic Equipment, Instruments & Components : 6.75%
Anixter International Incorporated †		15,267	1,193,879
Avnet Incorporated		26,220	1,019,434
Jabil Circuit Incorporated		31,824	928,943
VeriFone Systems Incorporated †		62,629	1,133,585
Zebra Technologies Corporation Class A †		13,131	1,319,928

			5,595,769

IT Services : 2.83%
DST Systems Incorporated		21,862	1,348,885
WEX Incorporated †		9,524	993,067

			2,341,952

Technology Hardware, Storage & Peripherals : 1.94%
Diebold Incorporated		57,239	1,602,692

Materials : 4.37%

Chemicals : 1.45%
PolyOne Corporation		31,061	1,203,303

Metals & Mining : 2.92%
Reliance Steel & Aluminum Company		15,287	1,113,046
Royal Gold Incorporated		16,652	1,301,687

			2,414,733

Real Estate : 5.91%

Equity REITs : 5.91%
Cousins Properties Incorporated		142,530	1,252,839
Hudson Pacific Properties Incorporated		36,721	1,255,491
Outfront Media Incorporated		34,457	796,646
Physicians Realty Trust		49,276	992,419
Retail Opportunity Investment Corporation		31,029	595,447

			4,892,842

Total Common Stocks (Cost $69,239,374)			80,627,983

	Yield

Short-Term Investments : 4.98%

Investment Companies : 4.98%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	2,098,472	2,098,681
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86	2,029,043	2,029,043

Total Short-Term Investments (Cost $4,127,541)			4,127,724

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

		Value
Total investments in securities (Cost $73,366,915)*	102.30%	$84,755,707
Other assets and liabilities, net	(2.30)	(1,904,568)

Total net assets	100.00%	$82,851,139

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $74,508,982 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,970,316
Gross unrealized losses	(2,723,591)

Net unrealized gains	$10,246,725

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$7,694,794	$0	$0	$7,694,794
Consumer staples	823,062	0	0	823,062
Energy	4,950,144	0	0	4,950,144
Financials	23,111,527	0	0	23,111,527
Health care	9,466,350	0	0	9,466,350
Industrials	15,435,582	0	0	15,435,582
Information technology	10,635,646	0	0	10,635,646
Materials	3,618,036	0	0	3,618,036
Real estate	4,892,842	0	0	4,892,842
Short-term investments
Investment companies	2,029,043	0	0	2,029,043
Investments measured at net asset Value*				2,098,681

Total assets	$82,657,026	$0	$0	$84,755,707

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,098,681 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Core Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.22%

Consumer Discretionary : 10.13%

Auto Components : 2.51%
LCI Industries	11,728	$1,200,947
Tower International Incorporated	35,794	803,575

		2,004,522

Hotels, Restaurants & Leisure : 3.42%
Denny’s Corporation †	95,880	1,128,508
Ruth’s Chris Steak House Incorporated	73,895	1,607,216

		2,735,724

Internet & Direct Marketing Retail : 2.01%
Nutrisystem Incorporated	30,882	1,607,408

Specialty Retail : 1.15%
Chico’s FAS Incorporated	97,939	922,585

Textiles, Apparel & Luxury Goods : 1.04%
Skechers U.S.A. Incorporated Class A †	28,273	834,054

Consumer Staples : 3.61%

Food Products : 3.61%
Dean Foods Company	65,439	1,112,463
Sanderson Farms Incorporated	15,322	1,771,989

		2,884,452

Energy : 1.92%

Oil, Gas & Consumable Fuels : 1.92%
Callon Petroleum Company †	111,711	1,185,254
Westmoreland Coal Company †	71,656	348,965

		1,534,219

Financials : 17.49%

Banks : 3.84%
FCB Financial Holdings Class A †	35,706	1,704,962
First Merchants Corporation	34,050	1,366,767

		3,071,729

Capital Markets : 5.38%
Evercore Partners Incorporated Class A	21,536	1,518,288
Houlihan Lokey Incorporated	40,939	1,428,771
OM Asset Management plc	91,269	1,356,257

		4,303,316

Insurance : 6.60%
Federated National Holding Company	54,467	871,472
Heritage Insurance Holdings Incorporated	79,421	1,034,061
Maiden Holdings Limited	72,751	807,536
National General Holdings Corporation	59,391	1,253,150
Universal Insurance Holdings Company	51,987	1,310,072

		5,276,291

Thrifts & Mortgage Finance : 1.67%
NMI Holdings Incorporated Class A †	116,682	1,336,009

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Small Cap Core Fund

Security name	Shares	Value
Health Care : 17.44%

Biotechnology : 1.27%
Xencor Incorporated †	47,934	$1,011,887

Health Care Equipment & Supplies : 4.32%
ICU Medical Incorporated †	10,409	1,795,553
NuVasive Incorporated †	21,574	1,659,472

		3,455,025

Health Care Providers & Services : 6.96%
Biotelemetry Incorporated †	62,713	2,097,750
Cross Country Healthcare Incorporated †	88,235	1,139,114
HealthSouth Corporation	27,244	1,318,610
PharMerica Corporation †	38,535	1,011,544

		5,567,018

Life Sciences Tools & Services : 2.16%
INC Research Holdings Incorporated Class A †	29,565	1,729,553

Pharmaceuticals : 2.73%
Supernus Pharmaceuticals Incorporated †	50,633	2,182,282

Industrials : 18.08%

Airlines : 2.04%
SkyWest Incorporated	46,460	1,630,746

Commercial Services & Supplies : 3.14%
ACCO Brands Corporation †	99,245	1,156,204
UniFirst Corporation	9,643	1,356,770

		2,512,974

Construction & Engineering : 5.02%
Argan Incorporated	21,786	1,307,160
Comfort Systems USA Incorporated	35,822	1,328,996
EMCOR Group Incorporated	20,998	1,372,849

		4,009,005

Machinery : 3.94%
The Greenbrier Companies Incorporated	33,707	1,558,949
Wabash National Corporation	72,460	1,592,671

		3,151,620

Professional Services : 2.38%
Insperity Incorporated	14,735	1,046,185
RPX Corporation †	61,401	856,544

		1,902,729

Trading Companies & Distributors : 1.56%
Applied Industrial Technologies Incorporated	21,149	1,248,848

Information Technology : 15.95%

Electronic Equipment, Instruments & Components : 3.36%
Methode Electronics Incorporated	27,867	1,148,120
Sanmina Corporation †	40,467	1,541,793

		2,689,913

Wells Fargo Small Cap Core Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name			Shares	Value
Internet Software & Services : 3.57%
J2 Global Incorporated			17,208	$1,464,229
Web.com Group Incorporated †			54,812	1,386,744

				2,850,973

IT Services : 1.60%
Hackett Group Incorporated			82,518	1,279,029

Semiconductors & Semiconductor Equipment : 7.42%
Advanced Energy Industries Incorporated †			24,807	1,604,765
Cirrus Logic Incorporated †			26,833	1,682,966
Inphi Corporation †			33,360	1,144,248
MaxLinear Incorporated Class A †			53,866	1,502,323

				5,934,302

Materials : 5.22%

Chemicals : 2.29%
Trinseo SA			26,688	1,833,466

Containers & Packaging : 1.46%
Graphic Packaging Holding Company			84,557	1,165,195

Metals & Mining : 1.47%
Suncoke Energy Incorporated †			108,199	1,179,369

Real Estate : 6.15%

Equity REITs : 6.15%
Ashford Hospitality Trust Incorporated			159,619	970,484
InfraReit Incorporated			52,461	1,004,628
QTS Realty Trust Incorporated Class A			23,782	1,244,512
The Geo Group Incorporated			57,387	1,696,934

				4,916,558

Utilities : 3.23%

Electric Utilities : 1.52%
Spark Energy Incorporated Class A			64,648	1,215,382

Independent Power & Renewable Electricity Producers : 1.71%
NRG Yield Incorporated Class A			80,316	1,370,189

Total Common Stocks (Cost $61,265,718)				79,346,374

		Yield	Shares

Short-Term Investments : 0.58%

Investment Companies : 0.58%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86%	461,878	461,878

Total Short-Term Investments (Cost $461,878)				461,878

Total investments in securities (Cost $61,727,596)*	99.80%			79,808,250
Other assets and liabilities, net	0.20			160,001

Total net assets	100.00%			$79,968,253

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Small Cap Core Fund

*	Cost for federal income tax purposes is $62,366,686 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,412,028
Gross unrealized losses	(3,970,464)

Net unrealized gains	$17,441,564

Abbreviations:

plc	Public limited company

Wells Fargo Small Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stock
Consumer Discretionary	$8,104,293	$0	$0	$8,104,293

Consumer Staples	2,884,452	0	0	2,884,452
Energy	1,534,219	0	0	1,534,219
Financials	13,987,345	0	0	13,987,345
Health Care	13,945,765	0	0	13,945,765
Industrials	14,455,922	0	0	14,455,922
Information Technology	12,754,217	0	0	12,754,217
Materials	4,178,030	0	0	4,178,030
Real Estate	4,916,558	0	0	4,916,558
Utilities	2,585,571	0	0	2,585,571
Short-term investments			0
Investment Companies	461,878	0	0	461,878

Total assets	$79,808,250	$0	$0	$79,808,250

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 90.69%

Consumer Discretionary : 13.64%

Diversified Consumer Services : 2.12%
Graham Holdings Company Class B	4,303	$2,580,294
ServiceMaster Global Holdings Incorporated †	89,346	3,501,470

		6,081,764

Hotels, Restaurants & Leisure : 3.44%
Churchill Downs Incorporated	5,425	994,403
Interval Leisure Group Incorporated	61,448	1,689,206
Jack in the Box Incorporated	17,720	1,745,420
Red Rock Resorts Incorporated Class A	109,433	2,577,147
The Cheesecake Factory Incorporated	56,800	2,857,040

		9,863,216

Household Durables : 1.96%
Cavco Industries Incorporated †	24,483	3,174,221
Helen of Troy Limited †	26,205	2,465,891

		5,640,112

Leisure Products : 1.11%
The Brunswick Corporation	50,767	3,184,614

Media : 2.61%
AMC Entertainment Holdings Class A «	138,251	3,145,210
Hemisphere Media Group Incorporated †«	84,840	1,005,354
MDC Partners Incorporated Class A	151,468	1,499,533
WideOpenWest Incorporated †	106,522	1,853,483

		7,503,580

Specialty Retail : 0.27%
Caleres Incorporated	27,985	777,423

Textiles, Apparel & Luxury Goods : 2.13%
Oxford Industries Incorporated	45,480	2,842,045
Steven Madden Limited †	82,232	3,285,168

		6,127,213

Consumer Staples : 1.93%

Food & Staples Retailing : 0.56%
Performance Food Group Company †	59,280	1,624,272

Food Products : 1.37%
Darling Ingredients Incorporated †	142,326	2,240,211
The Hain Celestial Group Incorporated †	43,636	1,693,950

		3,934,161

Energy : 3.08%

Energy Equipment & Services : 1.06%
ProPetro Holding Corporation †«	137,201	1,915,326
Solaris Oilfield Infrastructure Incorporated Class A †«	98,376	1,134,275

		3,049,601

Oil, Gas & Consumable Fuels : 2.02%
Centennial Resource Development Class A †«	72,962	1,154,259
RSP Permian Incorporated †	63,956	2,063,860

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SRC Energy Incorporated †	187,293	$1,260,482
World Fuel Services Corporation	34,559	1,328,794

		5,807,395

Financials : 18.26%

Banks : 10.02%
Canadian Imperial Bank of Commerce	1	50
Chemical Financial Corporation	55,406	2,682,204
First Citizens BancShares Corporation Class A	9,084	3,385,607
First Horizon National Corporation	133,826	2,331,249
First Merchants Corporation	43,355	1,740,270
First Midwest Bancorp Incorporated	145,411	3,389,530
Heritage Financial Corporation	80,705	2,138,683
Lakeland Financial Corporation	31,099	1,426,822
Simmons First National Corporation Class A	32,888	1,739,775
United Community Bank	74,158	2,061,592
Univest Corporation of Pennsylvania	66,948	2,005,093
Westamerica Bancorporation «	40,587	2,274,495
Western Alliance Bancorp †	73,629	3,622,547

		28,797,917

Capital Markets : 1.55%
Donnelley Financial Solutions †	100,987	2,318,662
Golub Capital BDC Incorporated «	112,147	2,144,251

		4,462,913

Diversified Financial Services : 0.76%
Compass Diversified Holdings	124,735	2,176,626

Insurance : 5.53%
Amerisafe Incorporated	53,157	3,027,291
Brown & Brown Incorporated	61,678	2,656,471
National General Holdings Corporation	130,334	2,750,047
National General Holdings Corporation - Restricted Shares (a)	64,537	1,252,792
ProAssurance Corporation	39,986	2,431,149
Reinsurance Group of America Incorporated	29,279	3,759,131

		15,876,881

Thrifts & Mortgage Finance : 0.40%
Kearny Financial Corporation	76,856	1,141,312

Health Care : 12.86%

Biotechnology : 1.99%
Flexion Therapeutics Incorporated †«	49,913	1,009,241
Otonomy Incorporated †	91,353	1,722,004
Puma Biotechnology Incorporated †	12,446	1,087,780
Repligen Corporation †	46,064	1,908,892

		5,727,917

Health Care Equipment & Supplies : 2.52%
Dentsply Sirona Incorporated	17,648	1,144,296
K2M Group Holdings Incorporated †	96,021	2,339,072
Masimo Corporation †	13,557	1,236,127
Sientra Incorporated †«	53,032	515,471
The Cooper Companies Incorporated	5,994	1,435,083
West Pharmaceutical Services Incorporated	5,952	562,583

		7,232,632

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Health Care Providers & Services : 1.52%
Envision Healthcare Corporation †	16,346	$1,024,404
LifePoint Hospitals Incorporated †	12,953	869,794
Patterson Companies Incorporated	19,925	935,479
Teladoc Incorporated †«	44,392	1,540,402

		4,370,079

Life Sciences Tools & Services : 4.46%
Bio-Techne Corporation	24,243	2,848,553
INC Research Holdings Incorporated Class A †	44,390	2,596,815
PAREXEL International Corporation †	15,390	1,337,545
Patheon NV †	73,787	2,573,690
VWR Corporation †	104,754	3,457,930

		12,814,533

Pharmaceuticals : 2.37%
Akorn Incorporated †	26,545	890,319
Catalent Incorporated †	130,852	4,592,905
Pacira Pharmaceuticals Incorporated †	27,515	1,312,466

		6,795,690

Industrials : 15.90%

Aerospace & Defense : 1.72%
DigitalGlobe Incorporated †	56,902	1,894,837
Hexcel Corporation	57,970	3,060,236

		4,955,073

Airlines : 1.31%
Allegiant Travel Company	27,673	3,752,459

Building Products : 1.31%
Fortune Brands Home & Security Incorporated	36,200	2,361,688
Simpson Manufacturing Company Incorporated	32,060	1,401,343

		3,763,031

Commercial Services & Supplies : 2.26%
Advanced Disposal Services Incorporated †	99,795	2,268,340
HNI Corporation	23,933	954,209
Knoll Incorporated	109,059	2,186,633
Matthews International Corporation Class A	17,922	1,097,723

		6,506,905

Construction & Engineering : 1.57%
Dycom Industries Incorporated †	21,502	1,924,859
Valmont Industries Incorporated	17,228	2,577,309

		4,502,168

Electrical Equipment : 1.14%
Generac Holdings Incorporated †	90,823	3,281,435

Machinery : 4.29%
ESCO Technologies Incorporated	31,202	1,861,199
Franklin Electric Company Incorporated	89,551	3,707,411
IDEX Corporation	23,178	2,619,346
Kornit Digital Limited †«	113,127	2,189,007
Proto Labs Incorporated †	11,683	785,682

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Machinery (continued)
REV Group Incorporated	41,772	$1,156,249

		12,318,894

Professional Services : 0.77%
Exponent Incorporated	12,732	742,276
On Assignment Incorporated †	27,063	1,465,461

		2,207,737

Road & Rail : 0.82%
Ryder System Incorporated	32,767	2,358,569

Trading Companies & Distributors : 0.71%
MSC Industrial Direct Company Class A	23,843	2,049,544

Information Technology : 12.65%

Communications Equipment : 1.37%
Acacia Communications Incorporated †«	32,052	1,329,196
Ciena Corporation †	103,898	2,599,528

		3,928,724

Electronic Equipment, Instruments & Components : 1.34%
Fabrinet †	73,756	3,146,431
OSI Systems Incorporated †	9,480	712,422

		3,858,853

Internet Software & Services : 1.36%
Match Group Incorporated †«	125,186	2,175,733
Yelp Incorporated †«	57,709	1,732,424

		3,908,157

IT Services : 2.31%
CoreLogic Incorporated †	67,636	2,934,050
EPAM Systems Incorporated †	26,516	2,229,730
Leidos Holdings Incorporated	28,696	1,483,296

		6,647,076

Semiconductors & Semiconductor Equipment : 4.08%
Entegris Incorporated †	121,348	2,663,589
Integrated Device Technology Incorporated †	85,279	2,199,345
MACOM Technology Solutions Holdings Incorporated †	38,578	2,151,495
ON Semiconductor Corporation †	229,568	3,223,135
Versum Materials Incorporated	45,368	1,474,460

		11,712,024

Software : 2.19%
Cadence Design Systems Incorporated †	56,706	1,899,084
Fortinet Incorporated †	38,317	1,434,588
PTC Incorporated †	38,296	2,110,876
Verint Systems Incorporated †	20,770	845,339

		6,289,887

Materials : 4.07%

Chemicals : 1.68%
Ashland Global Holdings Incorporated	35,287	2,325,766
Balchem Corporation	8,396	652,453

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name		Shares	Value
Chemicals (continued)
Valvoline Incorporated		77,453	$1,837,185

			4,815,404

Containers & Packaging : 1.03%
Ardagh Group SA		74,204	1,677,752
Packaging Corporation of America		11,625	1,294,909

			2,972,661

Metals & Mining : 1.36%
Compass Minerals International Incorporated «		21,245	1,387,299
Pretium Resources Incorporated †«		60,562	582,001
Steel Dynamics Incorporated		53,776	1,925,719

			3,895,019

Real Estate : 5.38%

Equity REITs : 4.31%
Douglas Emmett Incorporated		69,615	2,659,989
Equity Lifestyle Properties Incorporated		23,577	2,035,638
Gramercy Property Trust Incorporated		63,174	1,876,900
Mid-America Apartment Communities Incorporated		20,928	2,205,393
Terreno Realty Corporation		107,102	3,605,053

			12,382,973

Real Estate Management & Development : 1.07%
HFF Incorporated Class A		22,846	794,355
Kennedy Wilson Holdings Incorporated «		119,169	2,270,169

			3,064,524

Utilities : 2.92%

Electric Utilities : 1.71%
IDACORP Incorporated		38,206	3,260,882
Portland General Electric Company		36,163	1,652,287

			4,913,169

Multi-Utilities : 0.86%
Vectren Corporation		42,355	2,475,226

Water Utilities : 0.35%
SJW Corporation		20,288	997,764

Total Common Stocks (Cost $199,898,605)			260,547,127

Exchange-Traded Funds : 1.25%
iShares Russell 2000 Index ETF «		25,482	3,590,923

Total Exchange-Traded Funds (Cost $3,617,592)			3,590,923

	Yield

Short-Term Investments : 15.72%

Investment Companies : 15.72%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	22,945,309	22,947,604
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86	22,213,056	22,213,056

Total Short-Term Investments (Cost $45,159,476)			45,160,660

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Total investments in securities (Cost $248,675,673)*	107.66%	309,298,710
Other assets and liabilities, net	(7.66)	(22,011,099)

Total net assets	100.00%	$287,287,611

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $249,579,380 and unrealized gains (losses) consists of:

Gross unrealized gains	$63,888,826
Gross unrealized losses	(4,169,496)

Net unrealized gains	$59,719,330

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
REIT	Real estate investment trust

Wells Fargo Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$39,177,922	$0	$0	$39,177,922
Consumer staples	5,558,433	0	0	5,558,433
Energy	8,856,996	0	0	8,856,996
Financials	51,202,857	1,252,792	0	52,455,649
Health care	36,940,851	0	0	36,940,851
Industrials	45,695,815	0	0	45,695,815
Information technology	36,344,721	0	0	36,344,721
Materials	11,683,084	0	0	11,683,084
Real estate	15,447,497	0	0	15,447,497
Utilities	8,386,159	0	0	8,386,159
Exchange-traded funds	3,590,923	0	0	3,590,923
Short-term investments
Investment companies	22,213,056	0	0	22,213,056
Investments measured at net asset value*				22,947,604

Total assets	$285,098,314	$1,252,792	$0	$309,298,710

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $22,947,604 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 93.95%

Consumer Discretionary : 17.12%

Auto Components : 0.12%
Fox Factory Holding Corporation †	34,200	$1,217,520

Hotels, Restaurants & Leisure : 6.21%
Bloomin’ Brands Incorporated	692,800	14,708,144
Century Casinos Incorporated †(l)	1,690,500	12,458,985
Denny’s Corporation †	674,200	7,935,334
Peak Resorts Incorporated	286,700	1,175,470
Scientific Games Corporation Class A †	317,900	8,297,190
The Wendy’s Company	1,175,500	18,232,005

		62,807,128

Household Durables : 8.40%
Cavco Industries Incorporated †	380,600	49,344,790
KB Home Incorporated	465,300	11,153,241
Nobility Homes Incorporated	96,700	1,605,220
Skyline Corporation †(l)	815,200	4,907,504
Taylor Morrison Home Corporation Class A †	374,200	8,984,542
The New Home Company Incorporated †	780,000	8,946,600

		84,941,897

Media : 1.13%
Cinemark Holdings Incorporated	169,300	6,577,305
Entravision Communications Corporation Class A	726,900	4,797,540

		11,374,845

Multiline Retail : 0.48%
Fred’s Incorporated Class A	527,800	4,871,594

Textiles, Apparel & Luxury Goods : 0.78%
G-III Apparel Group Limited †	317,400	7,919,130

Energy : 3.62%

Energy Equipment & Services : 1.14%
CARBO Ceramics Incorporated †	322,800	2,211,180
Newpark Resources Incorporated †	832,500	6,118,875
Parker Drilling Company †	1,156,400	1,561,140
PHI Incorporated (non-voting) †	166,600	1,626,016

		11,517,211

Oil, Gas & Consumable Fuels : 2.48%
InterOil Corporation †(a)	1,283,100	4,829,361
Navigator Holdings Limited †	164,400	1,364,520
Oasis Petroleum Incorporated †	365,900	2,945,495
Range Resources Corporation	286,300	6,633,571
Sanchez Energy Corporation †	760,600	5,461,108
Trilogy Energy Corporation †(a)	1,032,600	3,878,572

		25,112,627

Financials : 23.50%

Banks : 13.22%
Ameris Bancorp	183,000	8,820,600
BankUnited Incorporated	526,900	17,761,799
CenterState Banks Incorporated	665,200	16,536,872
First Horizon National Corporation	594,200	10,350,964
Hanmi Financial Corporation	151,000	4,295,950

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Small Cap Value Fund

Security name	Shares	Value
Banks (continued)
Hilltop Holdings Incorporated	306,600	$8,035,986
Hope Bancorp Incorporated	766,900	14,302,685
IBERIABANK Corporation	183,700	14,971,550
LegacyTexas Financial Group	257,600	9,822,288
Pacific Premier Bancorp Incorporated †	31,800	1,173,420
Park Sterling Corporation	408,000	4,847,040
Sterling BanCorp	167,400	3,892,050
The Bancorp Incorporated †	1,951,900	14,795,402
Valley National Bancorp	345,300	4,077,993

		133,684,599

Capital Markets : 0.29%
Medley Management Incorporated Class A (l)	448,800	2,917,200

Consumer Finance : 2.37%
Enova International Incorporated †	1,615,500	23,990,175

Insurance : 5.66%
Argo Group International Holdings Limited	352,200	21,343,320
Conifer Holdings Incorporated †	102,000	729,300
First Acceptance Corporation †	124,900	142,386
James River Group Holdings Limited	165,100	6,559,423
National General Holdings Corporation	1,048,900	22,131,790
OneBeacon Insurance Group Limited Class A	198,700	3,622,301
State National Companies Incorporated	148,600	2,731,268

		57,259,788

Mortgage REITs : 1.09%
Redwood Trust Incorporated	647,900	11,040,216

Thrifts & Mortgage Finance : 0.87%
Essent Group Limited †	84,100	3,123,474
Northwest Bancshares Incorporated	366,000	5,713,260

		8,836,734

Health Care : 9.06%

Health Care Equipment & Supplies : 1.24%
Allied Healthcare Products Incorporated †	5,000	13,800
Cerus Corporation †	819,800	2,057,698
Hologic Incorporated †	40,900	1,856,042
OraSure Technologies Incorporated †	499,800	8,626,548

		12,554,088

Health Care Providers & Services : 3.77%
Cross Country Healthcare Incorporated †	1,622,500	20,946,475
Tivity Health Incorporated †	431,800	17,207,230

		38,153,705

Health Care Technology : 2.38%
Allscripts Healthcare Solutions Incorporated †	843,900	10,768,164
Omnicell Incorporated †	308,600	13,300,660

		24,068,824

Life Sciences Tools & Services : 0.65%
PAREXEL International Corporation †	74,900	6,509,559

Pharmaceuticals : 1.02%
Akorn Incorporated †	164,100	5,503,914

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Prestige Brands Holdings Incorporated †	91,800	$4,847,958

		10,351,872

Industrials : 9.01%

Building Products : 1.39%
Armstrong Flooring Incorporated †	487,400	8,758,578
CSW Industrials Incorporated †	136,200	5,264,130

		14,022,708

Commercial Services & Supplies : 2.77%
ABM Industries Incorporated	2,700	112,104
ACCO Brands Corporation †	1,614,600	18,810,090
Healthcare Services Group Incorporated	146,300	6,851,229
SP Plus Corporation †	72,000	2,199,600

		27,973,023

Construction & Engineering : 1.36%
IES Holdings Incorporated †	214,700	3,896,805
Tutor Perini Corporation †	343,600	9,878,500

		13,775,305

Electrical Equipment : 0.47%
Babcock & Wilcox Enterprises Incorporated †	405,500	4,768,680

Machinery : 1.64%
Actuant Corporation Class A	130,500	3,210,300
Freightcar America Incorporated	420,700	7,315,973
Mueller Water Products Incorporated Class A	519,800	6,071,264

		16,597,537

Professional Services : 0.84%
Hill International Incorporated †	1,633,500	8,494,200

Trading Companies & Distributors : 0.54%
Applied Industrial Technologies Incorporated	93,200	5,503,460

Information Technology : 15.32%

Communications Equipment : 1.60%
Brocade Communications Systems Incorporated	236,900	2,987,309
Harmonic Incorporated †	1,566,100	8,222,025
Sandvine Corporation	1,515,500	4,955,685

		16,165,019

Electronic Equipment, Instruments & Components : 6.39%
Cognex Corporation	10,600	899,940
Coherent Incorporated †	143,100	32,196,069
OSI Systems Incorporated †	329,900	24,791,985
Zebra Technologies Corporation Class A †	67,400	6,775,048

		64,663,042

Internet Software & Services : 0.85%
Gogo Incorporated †	748,900	8,634,817

IT Services : 0.32%
TeleTech Holdings Incorporated	79,700	3,251,760

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Small Cap Value Fund

Security name		Shares	Value
Semiconductors & Semiconductor Equipment : 0.45%
Kulicke & Soffa Industries Incorporated †		237,900	$4,524,858

Software : 1.00%
Synchronoss Technologies Incorporated †		611,600	10,060,820

Technology Hardware, Storage & Peripherals : 4.71%
Cray Incorporated †		1,166,300	21,459,920
Diebold Incorporated		604,400	16,923,200
Quantum Corporation †		1,190,200	9,295,462

			47,678,582

Materials : 11.82%

Chemicals : 0.29%
Calgon Carbon Corporation		189,900	2,867,490

Containers & Packaging : 0.32%
Intertape Polymer Group Incorporated (a)		169,100	3,220,144

Metals & Mining : 10.37%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares		99,100	4,471,392
Carpenter Technology Corporation		101,100	3,784,173
Nevsun Resources Limited		2,316,400	5,582,524
NovaGold Resources Incorporated †		1,438,700	6,560,472
Randgold Resources Limited ADR		458,400	40,550,064
Royal Gold Incorporated		140,000	10,943,800
Sandstorm Gold Limited †		2,963,900	11,470,293
Schnitzer Steel Industry		437,100	11,014,920
Silver Standard Resources Incorporated †		377,700	3,667,467
Tahoe Resources Incorporated		793,900	6,843,418

			104,888,523

Paper & Forest Products : 0.84%
Deltic Timber Corporation		114,100	8,518,705

Real Estate : 2.35%

Equity REITs : 2.35%
Potlatch Corporation		153,800	7,028,660
UMH Properties Incorporated		980,700	16,720,935

			23,749,595

Telecommunication Services : 2.15%

Diversified Telecommunication Services : 2.15%
Cincinnati Bell Incorporated †		1,113,800	21,774,790

Total Common Stocks (Cost $630,808,776)			950,261,770

Exchange-Traded Funds : 1.19%
SPDR S&P Regional Banking ETF		42,387	2,329,166
VanEck Vectors Gold Miners ETF		272,851	6,024,550
VanEck Vectors Junior Gold Miners ETF		109,283	3,647,867

Total Exchange-Traded Funds (Cost $11,146,727)			12,001,583

	Expiration date

Warrants : 0.00%

Health Care : 0.00%

Health Care Equipment & Supplies : 0.00%
EnteroMedics Incorporated †(a)(i)	2-28-2018	48,280	20

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name		Yield	Shares	Value
Total Warrants (Cost $0)				$20

Short-Term Investments : 4.64%

Investment Companies : 4.64%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86%	46,990,112	46,990,112

Total Short-Term Investments (Cost $46,990,112)				46,990,112

Total investments in securities (Cost $688,945,615)*	99.78%			1,009,253,485
Other assets and liabilities, net	0.22			2,221,780

Total net assets	100.00%			$1,011,475,265

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $696,233,604 and unrealized gains (losses) consists of:

Gross unrealized gains	$369,208,510
Gross unrealized losses	(56,188,629)

Net unrealized gains	$313,019,881

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

Wells Fargo Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$171,526,894	$1,605,220	$0	$173,132,114
Energy	27,921,905	3,878,572	4,829,361	36,629,838
Financials	237,728,712	0	0	237,728,712
Health care	91,638,048	0	0	91,638,048
Industrials	91,134,913	0	0	91,134,913
Information technology	150,023,213	4,955,685	0	154,978,898
Materials	116,274,718	3,220,144	0	119,494,862
Real estate	23,749,595	0	0	23,749,595
Telecommunication services	21,774,790	0	0	21,774,790
Exchange-traded funds	12,001,583	0	0	12,001,583
Warrants
Health care	0	20	0	20
Short-term investments
Investment companies	46,990,112	0	0	46,990,112

Total assets	$990,764,483	$13,659,641	$4,829,361	$1,009,253,485

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Century Casinos Incorporated	1,762,300	0	71,800	1,690,500	$12,458,985
Medley Management Incorporated Class A	454,000	5,000	10,200	448,800	2,917,200
Skyline Corporation	815,200	0	0	815,200	4,907,504

					$20,283,689

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Common Stocks : 95.27%

Consumer Discretionary : 9.59%

Diversified Consumer Services : 0.18%
Liberty Tax Incorporated	278,747	$3,609,774

Hotels, Restaurants & Leisure : 3.41%
Denny’s Corporation †	2,364,218	27,826,846
DineEquity Incorporated	526,500	23,192,325
Ruby Tuesday Incorporated †	852,300	1,713,123
The Wendy’s Company	1,018,800	15,801,588

		68,533,882

Household Durables : 1.67%
Dixie Group Incorporated †	706,635	3,179,858
Helen of Troy Limited †	322,600	30,356,660

		33,536,518

Leisure Products : 0.14%
Vista Outdoor Incorporated †	124,800	2,809,248

Media : 1.26%
A.H. Belo Corporation Class A (l)	1,304,140	7,172,770
Gannett Company Incorporated	725,121	6,323,055
New Media Investment Group Incorporated	881,443	11,881,852

		25,377,677

Specialty Retail : 1.73%
Christopher & Banks Corporation †	1,070,348	1,402,156
Guess? Incorporated	1,017,950	13,009,401
Signet Jewelers Limited «	154,600	9,776,904
The Buckle Incorporated «	599,900	10,678,220

		34,866,681

Textiles, Apparel & Luxury Goods : 1.20%
Delta Apparel Incorporated †(l)	449,692	9,974,169
Steven Madden Limited †	355,800	14,214,210

		24,188,379

Consumer Staples : 6.64%

Beverages : 0.98%
Cott Corporation	1,366,300	19,729,372

Food & Staples Retailing : 0.37%
SUPERVALU Incorporated †	2,283,423	7,512,462

Food Products : 2.98%
Nomad Foods Limited †	1,708,000	24,099,880
TreeHouse Foods Incorporated †	438,385	35,811,671

		59,911,551

Household Products : 2.31%
Central Garden & Pet Company †	514,951	16,370,292
Energizer Holdings Incorporated	197,400	9,479,148
HRG Group Incorporated †	1,164,300	20,619,753

		46,469,193

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Energy : 4.15%

Energy Equipment & Services : 2.32%
C&J Energy Services Incorporated †	285,100	$9,770,377
Oil States International Incorporated †	511,100	13,876,365
Patterson-UTI Energy Incorporated	814,000	16,434,660
Tetra Technologies Incorporated †	2,381,700	6,644,943

		46,726,345

Oil, Gas & Consumable Fuels : 1.83%
QEP Resources Incorporated †	1,025,600	10,358,560
Whiting Petroleum Corporation †	1,291,400	7,115,614
WPX Energy Incorporated †	1,996,068	19,282,017

		36,756,191

Financials : 18.16%

Banks : 8.41%
Associated Banc-Corp	994,200	25,053,840
First Citizens BancShares Corporation Class A	130,119	48,495,351
Hancock Holding Company	520,500	25,504,500
Renasant Corporation	437,468	19,134,850
TCF Financial Corporation	790,236	12,596,362
UMB Financial Corporation	512,986	38,402,132

		169,187,035

Capital Markets : 3.10%
Apollo Investment Corporation «	1,690,766	10,803,995
Artisan Partners Asset Management Incorporated Class A	684,801	21,023,391
New Mountain Finance Corporation	669,100	9,735,405
Westwood Holdings Group Incorporated	369,027	20,920,141

		62,482,932

Insurance : 5.96%
Allied World Assurance Company	325,300	17,208,370
Brown & Brown Incorporated	583,000	25,109,810
ProAssurance Corporation	487,694	29,651,795
Stewart Information Services Corporation	396,700	18,002,246
Validus Holdings Limited	577,600	30,017,872

		119,990,093

Mortgage REITs : 0.69%
Apollo Commercial Real Estate Finance Incorporated	748,537	13,885,361

Health Care : 6.06%

Health Care Equipment & Supplies : 3.11%
Analogic Corporation	443,799	32,241,997
Haemonetics Corporation †	479,800	18,947,302
Steris plc	139,214	11,345,941

		62,535,240

Health Care Providers & Services : 2.24%
AMN Healthcare Services Incorporated †	316,300	12,351,515
Owens & Minor Incorporated	356,500	11,475,735
Patterson Companies Incorporated	455,300	21,376,335

		45,203,585

Pharmaceuticals : 0.71%
Innoviva Incorporated †	1,118,002	14,310,426

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Industrials : 20.01%

Building Products : 3.43%
CSW Industrials Incorporated †	630,012	$24,349,964
Simpson Manufacturing Company Incorporated	1,020,395	44,601,465

		68,951,429

Commercial Services & Supplies : 5.30%
ACCO Brands Corporation †	1,115,111	12,991,043
Brady Corporation Class A	441,574	14,969,359
Deluxe Corporation	342,300	23,694,006
Ennis Incorporated (l)	1,301,720	24,862,852
LSC Communications Incorporated	395,524	8,464,214
Viad Corporation	458,750	21,675,938

		106,657,412

Electrical Equipment : 1.64%
Atkore International Incorporated †	778,492	17,554,995
EnerSys	214,035	15,506,836

		33,061,831

Machinery : 7.76%
Douglas Dynamics Incorporated	816,670	26,868,443
Franklin Electric Company Incorporated	802,036	33,204,290
Hillenbrand Incorporated	607,944	21,946,778
Kadant Incorporated	487,262	36,642,102
Mueller Industries Incorporated	1,232,578	37,532,000

		156,193,613

Professional Services : 1.88%
Korn/Ferry International	1,096,532	37,863,250

Information Technology : 11.51%

Communications Equipment : 0.85%
NETGEAR Incorporated †	398,602	17,179,746

Electronic Equipment, Instruments & Components : 5.32%
AVX Corporation	845,100	13,808,934
Badger Meter Incorporated	357,210	14,234,819
Novanta Incorporated †	1,230,845	44,310,420
Orbotech Limited †	454,830	14,836,555
Vishay Intertechnology Incorporated	1,193,700	19,815,420

		107,006,148

IT Services : 3.61%
Conduent Incorporated †	990,400	15,786,976
DST Systems Incorporated	574,400	35,440,480
Sykes Enterprises Incorporated †	641,200	21,499,436

		72,726,892

Semiconductors & Semiconductor Equipment : 0.30%
DSP Group Incorporated †	527,115	6,114,534

Software : 1.37%
ACI Worldwide Incorporated †	395,552	8,848,498
Manhattan Associates Incorporated †	203,900	9,799,434
Progress Software Corporation	285,006	8,803,835

		27,451,767

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name		Shares	Value
Technology Hardware, Storage & Peripherals : 0.06%
Glassbridge Enterprises Incorporated «†(l)		305,221	$1,208,675

Materials : 13.38%

Chemicals : 6.20%
A. Schulman Incorporated		363,258	11,624,256
Ingevity Corporation †		138,200	7,932,680
Innospec Incorporated		565,014	37,036,668
KMG Chemicals Incorporated		189,300	9,213,231
PolyOne Corporation		366,900	14,213,706
Quaker Chemical Corporation		162,690	23,627,469
Sensient Technologies Corporation		262,600	21,147,178

			124,795,188

Construction Materials : 1.70%
Eagle Materials Incorporated		370,000	34,195,400

Containers & Packaging : 1.63%
Silgan Holdings Incorporated		1,032,942	32,826,897

Metals & Mining : 0.80%
Compass Minerals International Incorporated «		246,700	16,109,510

Paper & Forest Products : 3.05%
Neenah Paper Incorporated		527,320	42,317,430
Schweitzer-Mauduit International Incorporated		510,987	19,024,046

			61,341,476

Real Estate : 3.95%

Equity REITs : 3.41%
Gramercy Property Trust Incorporated		766,838	22,782,757
LaSalle Hotel Properties		1,005,100	29,951,980
Washington Real Estate Investment Trust		495,657	15,811,458

			68,546,195

Real Estate Management & Development : 0.54%
Jones Lang LaSalle Incorporated		87,700	10,962,500

Telecommunication Services : 0.34%

Diversified Telecommunication Services : 0.34%
Fairpoint Communications Incorporated †		438,800	6,867,220

Utilities : 1.48%

Electric Utilities : 1.48%
Hawaiian Electric Industries Incorporated		919,336	29,768,100

Total Common Stocks (Cost $1,665,636,351)			1,917,449,728

	Dividend yield

Preferred Stocks : 0.49%

Financials : 0.49%

Diversified Financial Services : 0.49%
Steel Partners Holdings LP	2.41%	453,550	9,864,709

Total Preferred Stocks (Cost $11,398,219)			9,864,709

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name		Yield	Shares	Value
Short-Term Investments : 6.30%

Investment Companies : 6.30%
Securities Lending Cash Investment LLC (l)(r)(u)		1.39%	36,191,201	$36,194,820
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86	90,661,530	90,661,530

Total Short-Term Investments (Cost $126,854,193)				126,856,350

Total investments in securities (Cost $1,803,888,763)*	102.06%			2,054,170,787
Other assets and liabilities, net	(2.06)			(41,456,290)

Total net assets	100.00%			$2,012,714,497

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,815,494,058 and unrealized gains (losses) consists of:

Gross unrealized gains	$351,862,654
Gross unrealized losses	(113,185,925)

Net unrealized gains	$238,676,729

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$192,922,159	$0	$0	$192,922,159
Consumer stables	133,622,578	0	0	133,622,578
Energy	83,482,536	0	0	83,482,536
Financials	365,545,421	0	0	365,545,421
Health care	122,049,251	0	0	122,049,251
Industrials	402,727,535	0	0	402,727,535
Information technology	231,687,762	0	0	231,687,762
Materials	269,268,471	0	0	269,268,471
Real estate	79,508,695	0	0	79,508,695
Telecommunication services	6,867,220	0	0	6,867,220
Utilities	29,768,100	0	0	29,768,100
Preferred stocks
Financials	9,864,709	0	0	9,864,709
Short-term investments
Investment companies	90,661,530	0	0	90,661,530
Investments measured at net asset value*				36,194,820

Total assets	$2,017,975,967	$0	$0	$2,054,170,787

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $36,194,820 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
A.H. Belo Corporation Class A	1,289,840	14,300	0	1,304,140	$7,172,770
Delta Apparel Incorporated	440,392	9,300	0	449,692	9,974,169
Ennis Incorporated	1,285,320	16,400	0	1,301,720	24,862,852
Glassbridge Enterprises Incorporated	305,221	0	0	305,221	1,208,675

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 94.48%

Consumer Discretionary : 15.29%

Auto Components : 2.53%
Cooper-Standard Holdings Incorporated †	5,000	$504,350
Motorcar Parts of America Incorporated †	65,000	1,835,600

		2,339,950

Hotels, Restaurants & Leisure : 9.46%
BJ’s Restaurants Incorporated †	25,000	931,250
Boyd Gaming Corporation	103,000	2,555,430
Cedar Fair Entertainment Company	24,000	1,730,400
ClubCorp Holdings Incorporated	100,000	1,310,000
Papa John’s International Incorporated	7,000	502,320
Planet Fitness Incorporated Class A	40,000	933,600
Sonic Corporation «	30,000	794,700

		8,757,700

Internet & Direct Marketing Retail : 1.64%
Shutterfly Incorporated †	32,000	1,520,000

Leisure Products : 1.66%
Nautilus Group Incorporated †	80,000	1,532,000

Consumer Staples : 1.97%

Food Products : 1.97%
Freshpet Incorporated «†	110,000	1,826,000

Energy : 0.63%

Energy Equipment & Services : 0.63%
Aspen Aerogels Incorporated †	130,000	578,500

Financials : 7.45%

Banks : 1.98%
Heartland Financial USA Incorporated	39,000	1,836,900

Consumer Finance : 2.08%
Green Dot Corporation Class A †	50,000	1,926,500

Insurance : 1.86%
Stewart Information Services Corporation	38,000	1,724,440

Thrifts & Mortgage Finance : 1.53%
Bofi Holding Incorporated «†	45,000	1,067,400
LendingTree Incorporated †	2,000	344,400

		1,411,800

Health Care : 20.81%

Biotechnology : 3.56%
ACADIA Pharmaceuticals Incorporated «†	7,500	209,175
Emergent BioSolutions Incorporated	15,000	508,650
Ligand Pharmaceuticals Incorporated «†	12,000	1,456,800
Repligen Corporation †	27,000	1,118,880

		3,293,505

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 3.69%
Globus Medical Incorporated †	23,000	$762,450
Halyard Health Incorporated †	30,000	1,178,400
Inogen Incorporated †	11,000	1,049,620
NxStage Medical Incorporated †	17,000	426,190

		3,416,660

Health Care Providers & Services : 5.62%
AMN Healthcare Services Incorporated †	60,000	2,343,000
Ensign Group Incorporated	75,000	1,632,750
LHC Group Incorporated †	18,000	1,222,020

		5,197,770

Health Care Technology : 2.53%
Medidata Solutions Incorporated †	30,000	2,346,000

Life Sciences Tools & Services : 4.36%
Charles River Laboratories International Incorporated †	15,000	1,517,250
INC Research Holdings Incorporated Class A †	43,000	2,515,500

		4,032,750

Pharmaceuticals : 1.05%
Horizon Pharma plc †	35,000	415,450
Intersect ENT Incorporated †	20,000	559,000

		974,450

Industrials : 13.57%

Commercial Services & Supplies : 4.97%
Deluxe Corporation	30,000	2,076,600
Healthcare Services Group Incorporated	45,000	2,107,350
Mobile Mini Incorporated	14,000	417,900

		4,601,850

Electrical Equipment : 1.95%
Generac Holdings Incorporated †	50,000	1,806,500

Machinery : 2.95%
Astec Industries Incorporated	12,000	666,120
Franklin Electric Company Incorporated	38,500	1,593,900
Rexnord Corporation †	20,000	465,000

		2,725,020

Professional Services : 2.69%
WageWorks Incorporated †	37,020	2,487,744

Trading Companies & Distributors : 1.01%
Siteone Landscape Supply Incorporated †	18,000	937,080

Information Technology : 30.97%

Communications Equipment : 1.02%
NETGEAR Incorporated †	22,000	948,200

Electronic Equipment, Instruments & Components : 3.56%
Littelfuse Incorporated	9,000	1,485,000
Methode Electronics Incorporated	22,000	906,400

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name		Shares	Value
Electronic Equipment, Instruments & Components (continued)
VeriFone Systems Incorporated †		50,000	$905,000

			3,296,400

Internet Software & Services : 6.05%
2U Incorporated †		10,000	469,200
Cimpress NV «†		17,000	1,607,010
LogMeIn Incorporated		15,500	1,619,750
The Trade Desk Incorporated †		38,000	1,904,180

			5,600,140

IT Services : 8.55%
Blackhawk Network Incorporated †		68,000	2,964,800
EPAM Systems Incorporated †		22,500	1,892,025
Euronet Worldwide Incorporated †		35,000	3,057,950

			7,914,775

Semiconductors & Semiconductor Equipment : 3.61%
Advanced Energy Industries Incorporated †		8,500	549,865
Integrated Device Technology Incorporated †		38,000	980,020
Monolithic Power Systems Incorporated		8,000	771,200
Xperi Corporation		35,000	1,043,000

			3,344,085

Software : 8.18%
Bottomline Technologies (de) Incorporated †		45,000	1,156,050
Ellie Mae Incorporated †		9,000	989,190
Guidewire Software Incorporated †		12,000	824,520
PTC Incorporated †		20,000	1,102,400
Rapid7 Incorporated †		77,500	1,304,325
Silver Spring Networks Incorporated †		150,000	1,692,000
Ultimate Software Group Incorporated †		2,374	498,682

			7,567,167

Materials : 2.33%

Construction Materials : 2.33%
Summit Materials Incorporated Class A †		74,751	2,158,061

Telecommunication Services : 1.46%

Diversified Telecommunication Services : 1.46%
ORBCOMM†		120,000	1,356,000

Total Common Stocks (Cost $71,768,545)			87,457,947

Exchange-Traded Funds : 1.58%
SPDR S&P Biotech ETF «		19,000	1,466,420

Total Exchange-Traded Funds (Cost $1,271,303)			1,466,420

	Yield
Short-Term Investments : 11.32%

Investment Companies : 11.32%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	6,902,572	6,903,263

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86%	3,576,157	$3,576,157

Total Short-Term Investments (Cost $10,478,876)				10,479,420

Total investments in securities (Cost $83,518,724)*	107.38%			99,403,787
Other assets and liabilities, net	(7.38)			(6,833,954)

Total net assets	100.00%			$92,569,833

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $84,079,406 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,819,793
Gross unrealized losses	(2,495,412)

Net unrealized gains	$15,324,381

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company
SPDR	Standard & Poor’s Depositary Receipts

Wells Fargo Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$14,149,650	$0	$0	$14,149,650
Consumer staples	1,826,000	0	0	1,826,000
Energy	578,500	0	0	578,500
Financials	6,899,640	0	0	6,899,640
Health care	19,261,135	0	0	19,261,135
Industrials	12,558,194	0	0	12,558,194
Information technology	28,670,767	0	0	28,670,767
Materials	2,158,061	0	0	2,158,061
Telecommunication services	1,356,000	0	0	1,356,000
Exchange-traded funds	1,466,420	0	0	1,466,420
Short-term investments
Investment companies	3,576,157	0	0	3,576,157
Investments measured at net asset value*				6,903,263

Total assets	$92,500,524	$0	$0	$99,403,787

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,903,263 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Precious Metals Fund	Consolidated portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 94.45%

Australia : 3.02%
Newcrest Mining Limited (Materials, Metals & Mining)	742,294	$11,501,827

Canada : 62.47%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,370	12,012,121
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,579,200
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	280,164	12,641,000
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,508,980	10,705,287
B2Gold Corporation (Materials, Metals & Mining)†	7,400,000	20,828,192
Barrick Gold Corporation (Materials, Metals & Mining)	1,060,083	16,865,921
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining)144A	350,000	1,910,858
Continental Gold Incorporated (Materials, Metals & Mining)†	800,000	2,356,570
Detour Gold Corporation (Materials, Metals & Mining)†	271,057	3,172,922
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)144A†	525,000	6,145,512
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)†	90,000	1,053,516
Eldorado Gold Corporation (Materials, Metals & Mining)	1,826,044	4,843,917
Endeavour Mining Corporation (Materials, Metals & Mining)†	340,000	5,867,674
Fortuna Silver Mines Incorporated (Materials, Metals & Mining)†	650,000	3,182,835
Franco-Nevada Corporation (Materials, Metals & Mining)	26,000	1,876,018
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining)144A	142,948	10,314,346
Goldcorp Incorporated (Materials, Metals & Mining)	437,454	5,640,215
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	350,694	4,527,460
IAMGOLD Corporation (Materials, Metals & Mining)†	900,000	4,642,967
Kinross Gold Corporation (Materials, Metals & Mining)†	5,350,553	21,743,842
Kirkland Lake Gold Limited (Materials, Metals & Mining)	675,000	6,386,683
Mag Silver Corporation (Materials, Metals & Mining)†	750,000	9,791,410
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)†	100,000	1,305,521
OceanaGold Corporation (Materials, Metals & Mining)	1,350,000	4,070,404
Osisko Gold Royalties Limited (Materials, Metals & Mining)	306,700	3,748,608
Osisko Mining Incorporated (Materials, Metals & Mining)†	200,000	632,326
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)	80,000	67,242
Pretium Resources Incorporated (Materials, Metals & Mining)†	540,000	5,188,464
Roxgold Incorporated (Materials, Metals & Mining)†	800,000	690,932
Semafo Incorporated (Materials, Metals & Mining)†	4,160,400	9,592,532
Silver Standard Resources Incorporated (Materials, Metals & Mining)†	460,000	4,466,600
Tahoe Resources Incorporated (Materials, Metals & Mining)	244,820	2,110,647
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	2,413,942
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	635,000	12,109,462
Torex Gold Resources Incorporated-Legend Shares (i)144A†	185,000	3,527,953
Torex Gold Resources Incorporated-Legend Shares (i)†	266,250	5,077,392
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	685,000	13,624,650
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	257,242
Yamana Gold Incorporated (Materials, Metals & Mining)	202,731	489,318

		237,461,701

Peru : 0.32%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)†	104,644	1,203,406

South Africa : 2.14%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	835,591	8,121,945

United Kingdom : 15.09%
Acacia Mining plc (Materials, Metals & Mining)	800,000	3,103,998
Centamin plc (Materials, Metals & Mining)	1,200,000	2,419,430
Fresnillo plc (Materials, Metals & Mining)	680,000	13,160,993
Hochschild Mining plc (Materials, Metals & Mining)	1,786,470	6,380,051
Randgold Resources Limited ADR (Materials, Metals & Mining)	365,000	32,287,900

		57,352,372

Consolidated portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Precious Metals Fund

Security name			Shares	Value
United States : 11.41%
Newmont Mining Corporation (Materials, Metals & Mining)			761,455	$24,663,527
Royal Gold Incorporated (Materials, Metals & Mining)			239,436	18,716,712

				43,380,239

Total Common Stocks (Cost $281,742,797)				359,021,490

			Troy ounces	Value
Commodities : 4.08%
Gold Bullion †**			12,490	15,506,534

Total Commodities (Cost $7,508,085)				15,506,534

		Yield	Shares
Short-Term Investments : 1.45%

Investment Companies : 1.45%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86%	5,510,382	5,510,382

Total Short-Term Investments (Cost $5,510,382)				5,510,382

Total investments in securities (Cost $294,761,264)*	99.98%			380,038,406
Other assets and liabilities, net	0.02			85,701

Total net assets	100.00%			$380,124,107

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $316,460,817 and unrealized gains (losses) consists of:

Gross unrealized gains	$115,433,699
Gross unrealized losses	(51,856,110)

Net unrealized gains	$63,577,589

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

Wells Fargo Precious Metals Fund (the “Fund”)

Notes to Consolidated portfolio of investments – June 30, 2017 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2017, the Subsidiary held $15,506,534 in gold bullion representing 100.19% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of June 30, 2017, the Fund held $15,476,753 in the Subsidiary, representing 4.07% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market, are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$11,501,827	$0	$0	$11,501,827
Canada	204,066,219	33,395,482	0	237,461,701
Peru	1,203,406	0	0	1,203,406
South Africa	8,121,945	0	0	8,121,945
United Kingdom	57,352,372	0	0	57,352,372
United States	43,380,239	0	0	43,380,239
Commodities	15,506,534	0	0	15,506,534
Short-term investments
Investment companies	5,510,382	0	0	5,510,382

Total assets	$346,642,924	$33,395,482	$0	$380,038,406

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.23%

Consumer Discretionary : 10.44%

Household Durables : 0.77%
Garmin Limited	53,685	$2,739,546

Internet & Direct Marketing Retail : 9.67%
Amazon.com Incorporated †	23,790	23,028,720
Netflix Incorporated †	36,680	5,480,359
The Priceline Group Incorporated †	3,150	5,892,138

		34,401,217

Information Technology : 86.79%

Communications Equipment : 0.90%
Cisco Systems Incorporated	27,965	875,305
Palo Alto Networks Incorporated †	17,385	2,326,287

		3,201,592

Electronic Equipment, Instruments & Components : 1.70%
CDW Corporation of Delaware	32,725	2,046,294
Cognex Corporation	3,725	316,253
Corning Incorporated	116,000	3,485,800
Tech Data Corporation †	1,930	194,930

		6,043,277

Internet Software & Services : 14.21%
Alibaba Group Holding Limited ADR †	80,115	11,288,204
Alphabet Incorporated Class A †	7,840	7,288,691
Alphabet Incorporated Class C †	7,810	7,097,181
Baidu Incorporated ADR †	20,900	3,738,174
Facebook Incorporated Class A †	122,670	18,520,717
Mulesoft Incorporated Class A †	6,914	172,435
NetEase Incorporated ADR	2,285	686,940
Tencent Holdings Limited	50,700	1,813,068

		50,605,410

IT Services : 10.45%
Automatic Data Processing Incorporated	2,245	230,023
Cognizant Technology Solutions Corporation Class A	32,560	2,161,984
DXC Technology Company	125,540	9,631,429
Fidelity National Information Services Incorporated	17,030	1,454,362
Fiserv Incorporated †	11,845	1,449,117
Global Payments Incorporated	39,485	3,566,285
MasterCard Incorporated Class A	23,465	2,849,824
Square Incorporated Class A «†	446,485	10,474,538
Total System Services Incorporated	25,985	1,513,626
Vantiv Incorporated Class A †	12,195	772,431
Visa Incorporated Class A	33,100	3,104,118

		37,207,737

Semiconductors & Semiconductor Equipment : 19.25%
Applied Materials Incorporated	212,020	8,758,546
Broadcom Limited	43,985	10,250,704
Cypress Semiconductor Corporation	62,420	852,033
Lam Research Corporation	57,510	8,133,639
Marvell Technology Group Limited	290,720	4,802,694
Microchip Technology Incorporated	93,860	7,244,115
Micron Technology Incorporated †	437,465	13,062,705
NVIDIA Corporation	39,705	5,739,755
Skyworks Solutions Incorporated	66,805	6,409,940
Teradyne Incorporated	53,890	1,618,317

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Specialized Technology Fund

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Limited			12,200	$1,644,383

				68,516,831

Software : 27.51%
Activision Blizzard Incorporated			57,360	3,302,215
Adobe Systems Incorporated †			64,875	9,175,920
Electronic Arts Incorporated †			38,550	4,075,506
FireEye Incorporated «†			94,785	1,441,680
Fortinet Incorporated †			43,450	1,626,768
Microsoft Corporation			261,045	17,993,832
Oracle Corporation			140,790	7,059,211
Paycom Software Incorporated «†			97,970	6,702,128
Proofpoint Incorporated «†			92,170	8,003,121
Red Hat Incorporated †			40,700	3,897,025
Salesforce.com Incorporated †			80,125	6,938,825
ServiceNow Incorporated †			115,740	12,268,440
Sophos Group plc 144A			380,120	2,195,216
Tableau Software Incorporated Class A †			31,640	1,938,583
Take-Two Interactive Software Incorporated †			38,205	2,803,483
Workday Incorporated Class A †			87,625	8,499,625

				97,921,578

Technology Hardware, Storage & Peripherals : 12.77%
Apple Incorporated			170,045	24,489,881
NetApp Incorporated			207,165	8,296,958
Samsung Electronics Company Limited			5,750	11,945,767
Western Digital Corporation			8,460	749,556

				45,482,162

Total Common Stocks (Cost $238,129,050)				346,119,350

		Yield
Short-Term Investments : 6.25%

Investment Companies : 6.25%
Securities Lending Cash Investment LLC (l)(r)(u)		1.39%	12,927,230	12,928,523
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86	9,324,810	9,324,810

Total Short-Term Investments (Cost $22,253,333)				22,253,333

Total investments in securities (Cost $260,382,383)*	103.48%			368,372,683
Other assets and liabilities, net	(3.48)			(12,374,828)

Total net assets	100.00%			$355,997,855

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $261,584,731 and unrealized gains (losses) consists of:

Gross unrealized gains	$108,720,953
Gross unrealized losses	(1,933,001)

Net unrealized gains	$106,787,952

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$37,140,763	$0	$0	$37,140,763
Information technology	308,978,587	0	0	308,978,587
Short-term investments
Investment companies	9,324,810	0	0	9,324,810
Investments measured at net asset value*				12,928,523

Total assets	$355,444,160	$0	$0	$368,372,683

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $12,928,523 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.12%

Consumer Discretionary : 4.48%

Media : 4.48%
Comcast Corporation Class A	450,200	$17,521,784

Energy : 1.12%

Oil, Gas & Consumable Fuels : 1.12%
EQT Corporation	75,000	4,394,250

Financials : 0.04%

Capital Markets : 0.04%
Gladstone Investment Corporation	15,000	141,000

Industrials : 0.34%

Machinery : 0.34%
Perma Pipe International Holdings Incorporated †	166,500	1,332,000

Information Technology : 8.96%

IT Services : 8.96%
MasterCard Incorporated Class A	80,000	9,716,000
Visa Incorporated Class A	270,000	25,320,600

		35,036,600

Real Estate : 4.61%

Equity REITs : 4.61%
Chatham Lodging Trust	600,000	12,054,000
Clipper Realty Incorporated «	100,000	1,234,000
Preferred Apartment Communities Incorporated Series A	300,000	4,725,000

		18,013,000

Telecommunication Services : 5.97%

Diversified Telecommunication Services : 2.04%
AT&T Incorporated	150,000	5,659,500
Frontier Communications Corporation «	1,999,999	2,319,999

		7,979,499

Wireless Telecommunication Services : 3.93%
Shenandoah Telecommunications Company	500,000	15,350,000

Utilities : 70.60%

Electric Utilities : 39.69%
ALLETE Incorporated	10,000	716,800
Alliant Energy Corporation	580,000	23,298,600
American Electric Power Company Incorporated	175,000	12,157,250
Edison International	325,000	25,411,750
Eversource Energy	425,000	25,801,750
Exelon Corporation	50,000	1,803,500
Great Plains Energy Incorporated	210,000	6,148,800
NextEra Energy Incorporated	165,000	23,121,450
PNM Resources Incorporated	600,000	22,950,000
Spark Energy Incorporated Class A (l)	729,006	13,705,313

		155,115,213

Gas Utilities : 3.40%
Snam SpA	500,000	2,179,221

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Utility and Telecommunications Fund

Security name				Shares	Value
Gas Utilities (continued)
South Jersey Industries Incorporated				325,000	$11,105,250

					13,284,471

Multi-Utilities : 23.52%
CenterPoint Energy Incorporated				250,000	6,845,000
CMS Energy Corporation				600,000	27,750,000
Dominion Resources Incorporated				260,000	19,923,800
Northwestern Corporation				102,411	6,249,119
Public Service Enterprise Group Incorporated				200,000	8,602,000
Sempra Energy				200,000	22,550,000

					91,919,919

Water Utilities : 3.99%
American Water Works Company Incorporated				200,000	15,590,000

Total Common Stocks (Cost $176,195,679)					375,677,736

Exchange-Traded Funds : 0.13%
Horizons NASDAQ 100 Covered Call ETF				21,500	508,690

Total Exchange-Traded Funds (Cost $512,990)					508,690

		Dividend yield
Preferred Stocks : 1.24%

Real Estate : 1.24%

Equity REITs : 1.24%
Ashford Hospitality Prime Incorporated ±		6.90%		11,100	221,334
Wheeler REIT Incorporated ±		7.38		200,000	4,610,000

Total Preferred Stocks (Cost $5,151,364)					4,831,334

			Expiration date
Warrants : 0.00%

Energy : 0.00%

Oil, Gas & Consumable Fuels : 0.00%
Energy & Exploration Partners Incorporated †(a)			N/A	9	0

Total Warrants (Cost $0)					0

		Yield
Short-Term Investments : 3.42%

Investment Companies : 3.42%
Securities Lending Cash Investment LLC (l)(r)(u)		1.39		3,710,804	3,711,175
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86		9,671,706	9,671,706

Total Short-Term Investments (Cost $13,382,881)					13,382,881

Total investments in securities (Cost $195,242,914)*	100.91%				394,400,641
Other assets and liabilities, net	(0.91)				(3,568,810)

Total net assets	100.00%				$390,831,831

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — June 30, 2017 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $200,242,699 and unrealized gains (losses) consists of:

Gross unrealized gains	$201,684,444
Gross unrealized losses	(7,526,502)

Net unrealized gains	$194,157,942

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
REIT	Real estate investment trust

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$17,521,784	$0	$0	$17,521,784
Energy	4,394,250	0	0	4,394,250
Financials	141,000	0	0	141,000
Industrials	1,332,000	0	0	1,332,000
Information technology	35,036,600	0	0	35,036,600
Real estate	18,013,000	0	0	18,013,000
Telecommunication services	23,329,499	0	0	23,329,499
Utilities	275,909,603	0	0	275,909,603
Convertible debentures
Exchange-traded funds	508,690	0	0	508,690
Preferred stocks
Real estate	0	4,831,334	0	4,831,334
Warrants	0	0	0	0
Short-term investments
Investment companies	9,671,706	0	0	9,671,706
Investments measured at net asset value*				3,711,175

Total assets	$385,858,132	$4,831,334	$0	$394,400,641

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,711,175 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Spark Energy Incorporated Class A	364,503	364,503	0	729,006	$13,705,313

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 82.48%

Consumer Discretionary : 2.00%

Auto Components : 0.26%
Gentex Corporation	125,000	$2,371,250

Household Durables : 1.74%
Leggett & Platt Incorporated	250,000	13,132,500
Newell Rubbermaid Incorporated	50,000	2,681,000

		15,813,500

Consumer Staples : 7.79%

Food & Staples Retailing : 3.56%
CVS Health Corporation	340,000	27,356,400
Sysco Corporation	100,000	5,033,000

		32,389,400

Food Products : 4.23%
ConAgra Foods Incorporated	460,000	16,449,600
Lamb Weston Holdings Incorporated	500,001	22,020,044

		38,469,644

Energy : 13.35%

Oil, Gas & Consumable Fuels : 13.35%
Cabot Oil & Gas Corporation	25,000	627,000
EOG Resources Incorporated	35,000	3,168,200
EQT Corporation	100,000	5,859,000
Kinder Morgan Incorporated	1,625,000	31,135,000
ONEOK Incorporated	20,000	1,043,200
Plains All American Pipeline LP	1,120,000	29,422,400
Tesoro Logistics LP	495,000	25,586,550
The Williams Companies Incorporated	810,000	24,526,800

		121,368,150

Health Care : 3.78%

Health Care Equipment & Supplies : 1.80%
Becton Dickinson & Company	25,000	4,877,750
C.R. Bard Incorporated	5,000	1,580,550
Teleflex Incorporated	43,000	8,933,680
West Pharmaceutical Services Incorporated	10,000	945,200

		16,337,180

Life Sciences Tools & Services : 1.76%
Thermo Fisher Scientific Incorporated	60,000	10,468,200
Waters Corporation †	30,000	5,515,200

		15,983,400

Pharmaceuticals : 0.22%
Eli Lilly & Company	25,000	2,057,500

Industrials : 11.38%

Aerospace & Defense : 6.46%
Curtiss-Wright Corporation	130,000	11,931,400
Huntington Ingalls Industries Incorporated	65,000	12,100,400
Lockheed Martin Corporation	29,000	8,050,690
Orbital ATK Incorporated	30,000	2,950,800

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Shares	Value
Aerospace & Defense (continued)
Raytheon Company	105,000	$16,955,400
TransDigm Group Incorporated	25,000	6,721,750

		58,710,440

Building Products : 0.39%
Apogee Enterprises Incorporated	30,000	1,705,200
Lennox International Incorporated	10,000	1,836,400

		3,541,600

Electrical Equipment : 1.13%
AMETEK Incorporated	80,000	4,845,600
Eaton Corporation plc	70,000	5,448,100

		10,293,700

Industrial Conglomerates : 0.73%
Honeywell International Incorporated	15,000	1,999,350
Roper Industries Incorporated	20,000	4,630,600

		6,629,950

Machinery : 2.67%
Cummins Incorporated	5,000	811,100
IDEX Corporation	95,000	10,735,950
John Bean Technologies Corporation	130,000	12,740,000

		24,287,050

Information Technology : 28.35%

Communications Equipment : 0.25%
CommScope Holdings Incorporated †	60,000	2,281,800

Electronic Equipment, Instruments & Components : 4.56%
Amphenol Corporation Class A	325,000	23,991,500
Belden Incorporated	15,000	1,131,450
Corning Incorporated	520,000	15,626,000
FLIR Systems Incorporated	20,000	693,200

		41,442,150

Internet Software & Services : 3.12%
Akamai Technologies Incorporated †	140,000	6,973,400
Alphabet Incorporated Class A †	23,000	21,382,640

		28,356,040

IT Services : 2.61%
Leidos Holdings Incorporated	460,000	23,777,400

Semiconductors & Semiconductor Equipment : 10.45%
Broadcom Limited	140,000	32,627,000
Cypress Semiconductor Corporation	520,000	7,098,000
Intel Corporation	100,000	3,374,000
Microsemi Corporation †	290,000	13,572,000
QUALCOMM Incorporated	85,000	4,693,700
Texas Instruments Incorporated	115,000	8,846,950
Versum Materials Incorporated	170,000	5,525,000
Xilinx Incorporated	300,000	19,296,000

		95,032,650

Software : 6.35%
Adobe Systems Incorporated †	145,000	20,508,800

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name			Shares	Value
Software (continued)
Microsoft Corporation			540,000	$37,222,200

				57,731,000

Technology Hardware, Storage & Peripherals : 1.01%
Diebold Incorporated			10,000	280,000
Western Digital Corporation			100,000	8,860,000

				9,140,000

Materials : 4.63%

Chemicals : 2.12%
Ashland Global Holdings Incorporated			120,000	7,909,200
Celanese Corporation Series A			90,000	8,544,600
Kooper Holdings Incorporated †			10,000	361,500
LyondellBasell Industries NV Class A			20,000	1,700,450
Olin Corporation			25,000	757,000

				19,272,750

Containers & Packaging : 2.51%
Sealed Air Corporation			509,000	22,782,840

Real Estate : 9.38%

Equity REITs : 9.38%
Crown Castle International Corporation			440,000	44,079,200
Equinix Incorporated			65,000	27,895,400
Sabra Health Care REIT Incorporated «			250,000	6,025,000
Saul Centers Incorporated			125,000	7,247,500

				85,247,100

Utilities : 1.82%

Gas Utilities : 1.82%
Atmos Energy Corporation			200,000	16,590,000

Total Common Stocks (Cost $655,746,691)				749,906,494

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 14.90%

Consumer Discretionary : 0.65%

Auto Components : 0.06%
Dana Holding Corporation	5.50%	12-15-2024	$500,000	518,750

Hotels, Restaurants & Leisure : 0.22%
Speedway Motorsports Incorporated	5.13	2-1-2023	2,000,000	2,030,000

Media : 0.32%
McGraw-Hill Global Education Holdings LLC 144A	7.88	5-15-2024	3,000,000	2,902,500

Specialty Retail : 0.05%
Group 1 Automotive Incorporated	5.00	6-1-2022	500,000	507,500

Consumer Staples : 0.11%

Food Products : 0.11%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,030,000

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.75%

Oil, Gas & Consumable Fuels : 0.75%
Plains All American Pipeline LP	4.65%	10-15-2025	$6,000,000	$6,150,486
Tennessee Gas Pipeline Company	7.00	3-15-2027	534,000	635,757

				6,786,243

Health Care : 1.52%

Health Care Equipment & Supplies : 0.28%
Teleflex Incorporated	4.88	6-1-2026	2,500,000	2,556,250

Health Care Providers & Services : 1.06%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	7,512,000	7,605,900
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	1,015,000
HealthSouth Corporation	5.13	3-15-2023	1,000,000	1,030,000

				9,650,900

Health Care Technology : 0.18%
QuintilesIMS Holdings Incorporated 144A	4.88	5-15-2023	1,600,000	1,638,000

Industrials : 2.68%

Aerospace & Defense : 1.34%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	5,200,000	5,583,500
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,560,000
TransDigm Group Incorporated	6.38	6-15-2026	3,500,000	3,552,500
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,526,250

				12,222,250

Commercial Services & Supplies : 0.17%
Acco Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,558,125

Machinery : 0.35%
Oshkosh Corporation	5.38	3-1-2025	2,000,000	2,100,000
SPX FLOW Incorporated 144A	5.88	8-15-2026	1,000,000	1,032,500

				3,132,500

Trading Companies & Distributors : 0.82%
HD Supply Incorporated 144A	5.75	4-15-2024	5,015,000	5,328,438
Wesco Distribution Incorporated	5.38	6-15-2024	2,000,000	2,087,500

				7,415,938

Information Technology : 2.59%

Communications Equipment : 0.69%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	6,245,639

Electronic Equipment, Instruments & Components : 0.45%
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	3,105,000
Belden Incorporated 144A	5.50	9-1-2022	1,000,000	1,030,000

				4,135,000

Semiconductors & Semiconductor Equipment : 0.52%
Micron Technology Incorporated 144A	5.25	8-1-2023	1,500,000	1,557,750
Versum Materials Incorporated 144A	5.50	9-30-2024	3,000,000	3,153,750

				4,711,500

Software : 0.81%
Nuance Communications Company Guar	6.00	7-1-2024	2,000,000	2,130,000

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
Symantec Corporation 144A	5.00%	4-15-2025	$5,000,000	$5,232,800

				7,362,800

Technology Hardware, Storage & Peripherals : 0.12%
Diebold Incorporated	8.50	4-15-2024	1,000,000	1,118,850

Materials : 6.19%

Chemicals : 5.83%
A. Schulman Incorporated	6.88	6-1-2023	6,375,000	6,741,563
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,701,875
Olin Corporation	5.50	8-15-2022	6,000,000	6,300,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	6,651,344
Tronox Finance LLC	6.38	8-15-2020	24,588,000	24,649,470

				53,044,252

Containers & Packaging : 0.36%
Berry Plastics Corporation	5.13	7-15-2023	3,120,000	3,248,700

Real Estate : 0.41%

Equity REITs : 0.41%
Equinix Incorporated	5.75	1-1-2025	1,000,000	1,076,250
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,000,000	2,100,000
Iron Mountain Incorporated	5.75	8-15-2024	500,000	510,000

				3,686,250

Total Corporate Bonds and Notes (Cost $132,009,328)				135,501,947

Yankee Corporate Bonds and Notes : 2.31%

Health Care : 0.29%

Pharmaceuticals : 0.29%
Mallinckrodt plc 144A	5.50	4-15-2025	3,000,000	2,625,000

Industrials : 0.23%

Electrical Equipment : 0.23%
Sensata Technologies BV 144A	4.88	10-15-2023	2,000,000	2,040,000

Information Technology : 1.79%

Technology Hardware, Storage & Peripherals : 1.79%
Seagate HDD	4.75	6-1-2023	9,500,000	9,903,750
Seagate HDD	4.88	6-1-2027	6,396,000	6,388,069

				16,291,819

Total Yankee Corporate Bonds and Notes (Cost $19,326,298)				20,956,819

	Yield		Shares
Short-Term Investments : 0.92%

Investment Companies : 0.92%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39		5,791,221	5,791,800
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86		2,540,801	2,540,801

Total Short-Term Investments (Cost $8,332,601)				8,332,601

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Diversified Capital Builder Fund

		Value
Total investments in securities (Cost $815,414,918)*	100.61%	$914,697,861
Other assets and liabilities, net	(0.61)	(5,549,019)

Total net assets	100.00%	$909,148,842

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.`
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $814,754,142 and unrealized gains (losses) consists of:

Gross unrealized gains	$111,986,001
Gross unrealized losses	(12,042,282)

Net unrealized gains	$99,943,719

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$18,184,750	$0	$0	$18,184,750
Consumer staples	70,859,044	0	0	70,859,044
Energy	121,368,150	0	0	121,368,150
Health care	34,378,080	0	0	34,378,080
Industrials	103,462,740	0	0	103,462,740
Information technology	257,761,040	0	0	257,761,040
Materials	42,055,590	0	0	42,055,590
Real estate	85,247,100	0	0	85,247,100
Utilities	16,590,000	0	0	16,590,000
Corporate bonds and notes	0	135,501,947	0	135,501,947
Yankee corporate bonds and notes	0	20,956,819	0	20,956,819
Short-term investments
Investment companies	2,540,801	0	0	2,540,801
Investments measured at net asset value*				5,791,800

Total assets	$752,447,295	$156,458,766	$0	$914,697,861

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,791,800 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 29.18%

Consumer Discretionary : 0.68%

Auto Components : 0.07%
Gentex Corporation	25,000	$474,250

Household Durables : 0.61%
Leggett & Platt Incorporated	65,000	3,414,450
Newell Rubbermaid Incorporated	15,000	804,300

		4,218,750

Consumer Staples : 3.19%

Food & Staples Retailing : 1.63%
CVS Health Corporation	120,000	9,655,200
Sysco Corporation	30,000	1,509,900

		11,165,100

Food Products : 1.56%
ConAgra Foods Incorporated	125,000	4,470,000
Lamb Weston Holdings Incorporated	140,000	6,165,600

		10,635,600

Energy : 4.79%

Oil, Gas & Consumable Fuels : 4.79%
EOG Resources Incorporated	10,000	905,200
EQT Corporation	30,000	1,757,700
Kinder Morgan Incorporated	460,000	8,813,600
ONEOK Incorporated	5,000	260,800
Plains All American Pipeline LP	330,000	8,669,100
Tesoro Logistics LP	145,000	7,495,050
The Williams Companies Incorporated	160,000	4,844,800

		32,746,250

Health Care : 1.32%

Health Care Equipment & Supplies : 0.81%
Becton Dickinson & Company	10,000	1,951,100
Teleflex Incorporated	15,000	3,116,400
West Pharmaceutical Services Incorporated	5,000	472,600

		5,540,100

Life Sciences Tools & Services : 0.51%
Thermo Fisher Scientific Incorporated	20,000	3,489,400

Industrials : 3.34%

Aerospace & Defense : 2.39%
Curtiss-Wright Corporation	40,000	3,671,200
Huntington Ingalls Industries Incorporated	20,000	3,723,200
Lockheed Martin Corporation	1,000	277,610
Orbital ATK Incorporated	20,000	1,967,200
Raytheon Company	25,000	4,037,000
TransDigm Group Incorporated †	10,000	2,688,700

		16,364,910

Building Products : 0.13%
Lennox International Incorporated	5,000	918,200

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Electrical Equipment : 0.29%
Eaton Corporation plc	25,000	$1,945,750

Industrial Conglomerates : 0.20%
Honeywell International Incorporated	10,000	1,332,900

Machinery : 0.33%
Cummins Incorporated	2,000	324,440
John Bean Technologies Corporation	20,000	1,960,000

		2,284,440

Information Technology : 9.49%

Electronic Equipment, Instruments & Components : 1.09%
Amphenol Corporation Class A	50,000	3,691,000
Corning Incorporated	115,000	3,455,750
FLIR Systems Incorporated	10,000	346,600

		7,493,350

Internet Software & Services : 1.06%
Akamai Technologies Incorporated †	15,000	747,150
Alphabet Incorporated Class A †	7,000	6,507,760

		7,254,910

IT Services : 0.83%
Leidos Holdings Incorporated	110,000	5,685,900

Semiconductors & Semiconductor Equipment : 3.86%
Broadcom Limited	45,000	10,487,250
Cypress Semiconductor Corporation «	50,000	682,500
Intel Corporation	50,000	1,687,000
Microsemi Corporation †	80,000	3,744,000
QUALCOMM Incorporated	25,000	1,380,500
Texas Instruments Incorporated	30,000	2,307,900
Versum Materials Incorporated	30,000	975,000
Xilinx Incorporated	80,000	5,145,600

		26,409,750

Software : 2.39%
Adobe Systems Incorporated †	35,000	4,950,400
Microsoft Corporation	165,000	11,373,450

		16,323,850

Technology Hardware, Storage & Peripherals : 0.26%
Western Digital Corporation	20,000	1,772,000

Materials : 1.67%

Chemicals : 0.68%
Ashland Global Holdings Incorporated	30,000	1,977,300
Celanese Corporation Series A	20,000	1,898,800
Kooper Holdings Incorporated †	5,000	180,750
LyondellBasell Industries NV Class A	7,000	595,158

		4,652,008

Containers & Packaging : 0.99%
Sealed Air Corporation	151,463	6,779,484

Real Estate : 3.73%

Equity REITs : 3.73%
Crown Castle International Corporation	150,000	15,027,000

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name			Shares	Value
Equity REITs (continued)
Equinix Incorporated			18,000	$7,724,880
Sabra Health Care REIT Incorporated «			30,000	723,000
Saul Centers Incorporated			35,000	2,029,300

				25,504,180

Utilities : 0.97%

Gas Utilities : 0.97%
Atmos Energy Corporation			80,000	6,636,000

Total Common Stocks (Cost $181,509,530)				199,627,082

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 64.15%

Consumer Discretionary : 6.43%

Auto Components : 2.22%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	4,072,188
Lear Corporation	4.75	1-15-2023	4,875,000	5,043,802
Tenneco Incorporated	5.00	7-15-2026	6,000,000	6,067,500

				15,183,490

Hotels, Restaurants & Leisure : 0.70%
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,770,500

Media : 1.22%
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	8,598,000	8,318,565

Specialty Retail : 2.29%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,519,795
Penske Auto Group Incorporated	5.75	10-1-2022	10,813,000	11,164,423

				15,684,218

Consumer Staples : 2.25%

Food Products : 2.25%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	13,000,000	13,390,000
Post Holdings Incorporated 144A	5.00	8-15-2026	2,000,000	1,995,000

				15,385,000

Energy : 4.43%

Oil, Gas & Consumable Fuels : 4.43%
Cheniere Corpus Christi Holdings LLC 144A	5.13	6-30-2027	16,500,000	16,912,500
Kinder Morgan Energy Partners LP	4.30	6-1-2025	3,500,000	3,639,188
ONEOK Incorporated	4.25	2-1-2022	3,737,000	3,858,453
Plains All American Pipeline LP	3.85	10-15-2023	2,345,000	2,360,308
Tennessee Gas Pipeline Company	7.00	3-15-2027	3,000,000	3,571,668

				30,342,117

Health Care : 9.23%

Health Care Equipment & Supplies : 1.05%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,042,500
Teleflex Incorporated	4.88	6-1-2026	6,000,000	6,135,000

				7,177,500

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services : 6.98%
AMN Healthcare Incorporated 144A	5.13%	10-1-2024	$23,240,000	$23,530,500
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	3,045,000
HCA Incorporated	5.25	6-15-2026	7,000,000	7,549,500
HCA Incorporated	5.38	2-1-2025	11,000,000	11,602,800
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,060,000

				47,787,800

Health Care Technology : 1.20%
QuintilesIMS Holdings Incorporated 144A	4.88	5-15-2023	7,000,000	7,166,250
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	1,000,000	1,031,250

				8,197,500

Industrials : 12.50%

Aerospace & Defense : 6.08%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	8,000,000	8,590,000
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,720,000
Orbital ATK Incorporated	5.50	10-1-2023	10,640,000	11,198,600
TransDigm Group Incorporated	6.38	6-15-2026	11,800,000	11,977,000
TransDigm Group Incorporated	6.50	5-15-2025	4,000,000	4,070,000

				41,555,600

Commercial Services & Supplies : 0.76%
Acco Brands Corporation 144A	5.25	12-15-2024	5,000,000	5,193,750

Construction & Engineering : 0.29%
Aecom Company	5.13	3-15-2027	2,000,000	2,007,500

Machinery : 2.22%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,202,863
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,858,750
SPX FLOW Incorporated 144A	5.63	8-15-2024	4,500,000	4,635,000
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	5,501,160

				15,197,773

Trading Companies & Distributors : 3.15%
HD Supply Incorporated 144A	5.75	4-15-2024	11,450,000	12,165,625
Wesco Distribution Incorporated	5.38	6-15-2024	8,974,000	9,366,613

				21,532,238

Information Technology : 11.68%

Communications Equipment : 2.39%
CommScope Incorporated 144A	5.50	6-15-2024	9,479,000	9,867,070
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	6,500,000	6,483,750

				16,350,820

Electronic Equipment, Instruments & Components : 1.75%
Anixter International Incorporated	5.13	10-1-2021	4,000,000	4,260,000
Belden Incorporated 144A	5.25	7-15-2024	3,485,000	3,606,975
Belden Incorporated 144A	5.50	9-1-2022	4,000,000	4,120,000

				11,986,975

IT Services : 0.31%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	2,100,820

Semiconductors & Semiconductor Equipment : 4.34%
Micron Technology Incorporated 144A	5.25	8-1-2023	3,700,000	3,842,450
Micron Technology Incorporated 144A	5.25	1-15-2024	3,000,000	3,105,000
Micron Technology Incorporated	5.50	2-1-2025	6,750,000	7,121,250

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology Incorporated	7.50%	9-15-2023	$1,000,000	$1,118,700
Versum Materials Incorporated 144A	5.50	9-30-2024	13,834,000	14,542,993

				29,730,393

Software : 1.34%
Nuance Communications Company	6.00	7-1-2024	2,000,000	2,130,000
Symantec Corporation 144A	5.00	4-15-2025	6,705,000	7,017,185

				9,147,185

Technology Hardware, Storage & Peripherals : 1.55%
Diebold Incorporated	8.50	4-15-2024	8,500,000	9,510,225
Western Digital Corporation 144A	7.38	4-1-2023	1,000,000	1,098,750

				10,608,975

Materials : 12.94%

Chemicals : 7.41%
A. Schulman Incorporated	6.88	6-1-2023	7,500,000	7,931,250
Koppers Incorporated 144A	6.00	2-15-2025	13,150,000	13,971,875
Olin Corporation	5.50	8-15-2022	8,500,000	8,925,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	8,945,000	8,704,648
Scotts Miracle-Gro Company	5.25	12-15-2026	4,000,000	4,190,000
Scotts Miracle-Gro Company	6.00	10-15-2023	6,000,000	6,441,000
Valvoline Incorporated 144A	5.50	7-15-2024	500,000	528,750

				50,692,523

Containers & Packaging : 2.22%
Ball Corporation	5.00	3-15-2022	2,500,000	2,668,750
Berry Plastics Corporation	5.13	7-15-2023	2,500,000	2,603,125
Berry Plastics Corporation	6.00	10-15-2022	4,100,000	4,371,625
Sealed Air Corporation 144A	5.25	4-1-2023	4,650,000	4,987,125
Sealed Air Corporation 144A	5.50	9-15-2025	500,000	546,250

				15,176,875

Metals & Mining : 3.31%
Commercial Metals Company	4.88	5-15-2023	2,150,000	2,174,188
Tronox Finance LLC	6.38	8-15-2020	20,400,000	20,451,000

				22,625,188

Real Estate : 2.83%

Equity REITs : 2.83%
Equinix Incorporated	5.38	5-15-2027	5,000,000	5,331,250
Equinix Incorporated	5.75	1-1-2025	1,500,000	1,614,375
Iron Mountain Incorporated 144A	5.38	6-1-2026	6,500,000	6,825,000
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	4,005,540
Sabra Health Care REIT Incorporated	5.38	6-1-2023	1,500,000	1,552,500

				19,328,665

Utilities : 1.86%

Gas Utilities : 1.86%
National Fuel Gas Company	4.90	12-1-2021	12,000,000	12,750,600

Total Corporate Bonds and Notes (Cost $426,519,082)				438,832,570

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name		Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 5.51%

Health Care : 1.46%

Pharmaceuticals : 1.46%
Mallinckrodt plc 144A		5.50%	4-15-2025	$5,655,000	$4,948,125
Mallinckrodt plc 144A«		5.63	10-15-2023	5,500,000	5,018,750

					9,966,875

Industrials : 1.59%

Electrical Equipment : 1.59%
Sensata Technologies BV 144A		4.88	10-15-2023	6,700,000	6,834,000
Sensata Technologies BV 144A		5.63	11-1-2024	3,750,000	4,021,871

					10,855,871

Information Technology : 2.46%

Technology Hardware, Storage & Peripherals : 2.46%
Seagate HDD		4.75	6-1-2023	8,500,000	8,861,250
Seagate HDD		4.88	6-1-2027	8,000,000	7,990,080

					16,851,330

Total Yankee Corporate Bonds and Notes (Cost $36,738,651)					37,674,076

		Yield		Shares
Short-Term Investments : 2.35%

Investment Companies : 2.35%
Securities Lending Cash Investment LLC (l)(r)(u)		1.39		10,776,249	10,777,327
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86		5,288,800	5,288,800

Total Short-Term Investments (Cost $16,065,518)					16,066,127

Total investments in securities (Cost $660,832,781)*	101.19%				692,199,855
Other assets and liabilities, net	(1.19)				(8,117,327)

Total net assets	100.00%				$684,082,528

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $660,832,781 and unrealized gains (losses) consists of:

Gross unrealized gains	$36,681,689
Gross unrealized losses	(5,314,615)

Net unrealized gains	$31,367,074

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$4,693,000	$0	$0	$4,693,000
Consumer staples	21,800,700	0	0	21,800,700
Energy	32,746,250	0	0	32,746,250
Health care	9,029,500	0	0	9,029,500
Industrials	22,846,200	0	0	22,846,200
Information technology	64,939,760	0	0	64,939,760
Materials	11,431,492	0	0	11,431,492
Real estate	25,504,180	0	0	25,504,180
Utilities	6,636,000	0	0	6,636,000
Corporate bonds and notes	0	438,832,570	0	438,832,570
Yankee corporate bonds and notes	0	37,674,076	0	37,674,076
Short-term investments
Investment companies	5,288,800	0	0	5,288,800
Investments measured at net asset value*				10,777,327

Total assets	$204,915,882	$476,506,646	$0	$692,199,855

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $10,777,327 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.01%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$53,619	$63,801

Total Agency Securities (Cost $54,357)				63,801

			Shares
Common Stocks : 59.35%

Consumer Discretionary : 7.28%

Auto Components : 0.12%
BorgWarner Incorporated			7,286	308,635
Delphi Automotive plc			9,783	857,480
The Goodyear Tire & Rubber Company			9,195	321,457

				1,487,572

Automobiles : 0.29%
Ford Motor Company			142,844	1,598,424
General Motors Company			50,154	1,751,879
Harley-Davidson Incorporated			6,393	345,350

				3,695,653

Distributors : 0.07%
Genuine Parts Company			5,383	499,327
LKQ Corporation †			11,259	370,984

				870,311

Diversified Consumer Services : 0.02%
H&R Block Incorporated			7,565	233,834

Hotels, Restaurants & Leisure : 1.05%
Carnival Corporation			15,286	1,002,303
Chipotle Mexican Grill Incorporated †			1,046	435,241
Darden Restaurants Incorporated			4,540	410,598
Hilton Worldwide Holdings Incorporated			7,483	462,824
Marriott International Incorporated Class A			11,346	1,138,117
McDonald’s Corporation			29,768	4,559,267
Royal Caribbean Cruises Limited			6,126	669,143
Starbucks Corporation			52,887	3,083,841
Wyndham Worldwide Corporation			3,811	382,663
Wynn Resorts Limited			2,915	390,960
Yum! Brands Incorporated			12,081	891,095

				13,426,052

Household Durables : 0.28%
D.R. Horton Incorporated			12,482	431,503
Garmin Limited			4,190	213,816
Leggett & Platt Incorporated			4,832	253,825
Lennar Corporation Class A			7,420	395,634
Mohawk Industries Incorporated †			2,307	557,579
Newell Rubbermaid Incorporated			17,643	946,018
PulteGroup Incorporated			10,370	254,376
Whirlpool Corporation			2,701	517,566

				3,570,317

Internet & Direct Marketing Retail : 1.61%
Amazon.com Incorporated †			14,488	14,024,384

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Internet & Direct Marketing Retail (continued)
Expedia Incorporated	4,439	$661,189
Netflix Incorporated †	15,741	2,351,863
The Priceline Group Incorporated †	1,796	3,359,454
TripAdvisor Incorporated †	4,033	154,061

		20,550,951

Leisure Products : 0.06%
Hasbro Incorporated	4,109	458,195
Mattel Incorporated	12,511	269,362

		727,557

Media : 1.81%
CBS Corporation Class B	13,453	858,032
Charter Communications Incorporated Class A †	7,877	2,653,367
Comcast Corporation Class A	172,849	6,727,283
Discovery Communications Incorporated Class A †	5,616	145,061
Discovery Communications Incorporated Class C †	7,699	194,092
DISH Network Corporation Class A †	8,307	521,347
Interpublic Group of Companies Incorporated	14,429	354,953
News Corporation Class A	13,958	191,225
News Corporation Class B	4,374	61,892
Omnicom Group Incorporated	8,500	704,650
Scripps Networks Interactive Incorporated Class A	3,503	239,290
The Walt Disney Company	53,131	5,645,169
Time Warner Incorporated	28,324	2,844,013
Twenty-First Century Fox Incorporated Class A	38,434	1,089,220
Twenty-First Century Fox Incorporated Class B	17,789	495,779
Viacom Incorporated Class B	12,866	431,912

		23,157,285

Multiline Retail : 0.23%
Dollar General Corporation	9,213	664,165
Dollar Tree Incorporated †	8,644	604,388
Kohl’s Corporation	6,226	240,759
Macy’s Incorporated	11,121	258,452
Nordstrom Incorporated «	4,063	194,333
Target Corporation	20,149	1,053,591

		3,015,688

Specialty Retail : 1.33%
Advance Auto Parts Incorporated	2,696	314,327
AutoNation Incorporated †	2,403	101,310
AutoZone Incorporated †	1,027	585,862
Bed Bath & Beyond Incorporated	5,301	161,150
Best Buy Company Incorporated	9,690	555,528
CarMax Incorporated «†	6,763	426,475
Foot Locker Incorporated	4,793	236,199
L Brands Incorporated	8,800	474,232
Lowe’s Companies Incorporated	31,338	2,429,635
O’Reilly Automotive Incorporated †	3,323	726,873
Ross Stores Incorporated	14,317	826,520
Signet Jewelers Limited «	2,498	157,974
Staples Incorporated	23,854	240,210
The Gap Incorporated	8,039	176,778
The Home Depot Incorporated	43,664	6,698,058
The TJX Companies Incorporated	23,494	1,695,562
Tiffany & Company	3,915	367,501
Tractor Supply Company	4,695	254,516

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
ULTA Beauty Incorporated †	2,129	$611,747

		17,040,457

Textiles, Apparel & Luxury Goods : 0.41%
Coach Incorporated	10,267	486,040
HanesBrands Incorporated	13,299	308,005
Michael Kors Holdings Limited †	5,691	206,299
Nike Incorporated Class B	48,400	2,855,600
PVH Corporation	2,848	326,096
Ralph Lauren Corporation	2,012	148,486
Under Armour Incorporated Class A «†	6,744	146,749
Under Armour Incorporated Class C «†	6,732	135,717
VF Corporation	11,700	673,920

		5,286,912

Consumer Staples : 5.37%

Beverages : 1.23%
Brown-Forman Corporation Class B	6,460	313,956
Constellation Brands Incorporated Class A	6,261	1,212,944
Dr Pepper Snapple Group Incorporated	6,712	611,530
Molson Coors Brewing Company Class B	6,743	582,191
Monster Beverage Corporation †	14,723	731,439
PepsiCo Incorporated	52,172	6,025,344
The Coca-Cola Company	140,439	6,298,689

		15,776,093

Food & Staples Retailing : 1.12%
Costco Wholesale Corporation	16,019	2,561,919
CVS Health Corporation	37,208	2,993,756
Sysco Corporation	17,983	905,084
The Kroger Company	33,330	777,256
Wal-Mart Stores Incorporated	53,947	4,082,709
Walgreens Boots Alliance Incorporated	31,188	2,442,332
Whole Foods Market Incorporated	11,671	491,466

		14,254,522

Food Products : 0.80%
Archer Daniels Midland Company	20,841	862,401
Campbell Soup Company	7,003	365,206
ConAgra Foods Incorporated	14,763	527,925
General Mills Incorporated	21,041	1,165,671
Hormel Foods Corporation «	9,851	336,018
Kellogg Company	9,211	639,796
McCormick & Company Incorporated	4,135	403,204
Mondelez International Incorporated Class A	55,414	2,393,331
The Hershey Company	5,112	548,875
The J.M. Smucker Company	4,252	503,139
The Kraft Heinz Company	21,790	1,866,096
Tyson Foods Incorporated Class A	10,524	659,118

		10,270,780

Household Products : 1.04%
Church & Dwight Company Incorporated	9,103	472,264
Colgate-Palmolive Company	32,260	2,391,434
Kimberly-Clark Corporation	12,962	1,673,524
The Clorox Company	4,704	626,761
The Procter & Gamble Company	93,410	8,140,682

		13,304,665

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Personal Products : 0.09%
Coty Incorporated Class A	17,202	$322,710
The Estee Lauder Companies Incorporated Class A	8,176	784,732

		1,107,442

Tobacco : 1.09%
Altria Group Incorporated	70,547	5,253,635
Philip Morris International	56,724	6,662,234
Reynolds American Incorporated	30,222	1,965,639

		13,881,508

Energy : 3.57%

Energy Equipment & Services : 0.53%
Baker Hughes Incorporated	15,539	847,031
Halliburton Company	31,696	1,353,736
Helmerich & Payne Incorporated «	3,965	215,458
National Oilwell Varco Incorporated	13,879	457,174
Schlumberger Limited	50,747	3,341,182
TechnipFMC plc †	17,040	463,488
Transocean Limited «†	14,282	117,541

		6,795,610

Oil, Gas & Consumable Fuels : 3.04%
Anadarko Petroleum Corporation	20,465	927,883
Apache Corporation	13,891	665,796
Cabot Oil & Gas Corporation	17,001	426,385
Chesapeake Energy Corporation «†	27,856	138,444
Chevron Corporation	69,193	7,218,906
Cimarex Energy Company	3,474	326,591
Concho Resources Incorporated †	5,411	657,599
ConocoPhillips	45,181	1,986,157
Devon Energy Corporation	19,199	613,792
EOG Resources Incorporated	21,083	1,908,433
EQT Corporation	6,330	370,875
Exxon Mobil Corporation	154,754	12,493,290
Hess Corporation	9,869	432,953
Kinder Morgan Incorporated	70,119	1,343,480
Marathon Oil Corporation	31,043	367,860
Marathon Petroleum Corporation	18,945	991,392
Murphy Oil Corporation	5,923	151,806
Newfield Exploration Company †	7,275	207,047
Noble Energy Incorporated	16,624	470,459
Occidental Petroleum Corporation	27,924	1,671,810
ONEOK Incorporated	7,705	401,893
Phillips 66 Company	16,021	1,324,776
Pioneer Natural Resources Company	6,212	991,311
Range Resources Corporation	6,872	159,224
Tesoro Corporation	5,519	516,578
The Williams Companies Incorporated	30,177	913,760
Valero Energy Corporation	16,333	1,101,824

		38,780,324

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Financials : 8.63%

Banks : 3.86%
Bank of America Corporation	363,466	$8,817,685
BB&T Corporation	29,633	1,345,635
Citigroup Incorporated	100,555	6,725,118
Citizens Financial Group Incorporated	18,500	660,080
Comerica Incorporated	6,462	473,277
Fifth Third Bancorp	27,401	711,330
Huntington Bancshares Incorporated	39,704	536,798
JPMorgan Chase & Company	129,756	11,859,698
KeyCorp	40,032	750,200
M&T Bank Corporation	5,619	909,997
People’s United Financial Incorporated	12,576	222,092
PNC Financial Services Group Incorporated	17,672	2,206,703
Regions Financial Corporation	43,902	642,725
SunTrust Banks Incorporated	17,657	1,001,505
US Bancorp	57,857	3,003,935
Wells Fargo & Company (l)	164,262	9,101,757
Zions Bancorporation	7,399	324,890

		49,293,425

Capital Markets : 1.74%
Affiliated Managers Group Incorporated	2,066	342,667
Ameriprise Financial Incorporated	5,568	708,751
Bank of New York Mellon Corporation	37,978	1,937,638
BlackRock Incorporated	4,428	1,870,431
CBOE Holdings Incorporated	3,355	306,647
Charles Schwab Corporation	44,440	1,909,142
CME Group Incorporated	12,409	1,554,103
E*TRADE Financial Corporation †	10,031	381,479
Franklin Resources Incorporated	12,505	560,099
Intercontinental Exchange Incorporated	21,623	1,425,388
Invesco Limited	14,859	522,888
Moody’s Corporation	6,078	739,571
Morgan Stanley	52,019	2,317,967
Northern Trust Corporation	7,882	766,209
Raymond James Financial Incorporated	4,681	375,510
S&P Global Incorporated	9,415	1,374,496
State Street Corporation	12,916	1,158,953
T. Rowe Price Group Incorporated	8,811	653,864
The Goldman Sachs Group Incorporated	13,370	2,966,803
The NASDAQ OMX Group Incorporated	4,162	297,541

		22,170,147

Consumer Finance : 0.44%
American Express Company	27,420	2,309,861
Capital One Financial Corporation	17,638	1,457,252
Discover Financial Services	13,885	863,508
Navient Corporation	10,407	173,277
Synchrony Financial	28,131	838,866

		5,642,764

Diversified Financial Services : 0.94%
Berkshire Hathaway Incorporated Class B †	69,373	11,749,705
Leucadia National Corporation	11,827	309,394

		12,059,099

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Insurance : 1.65%
AFLAC Incorporated	14,493	$1,125,816
American International Group Incorporated	32,121	2,008,205
Aon plc	9,571	1,272,464
Arthur J. Gallagher & Company	6,555	375,274
Assurant Incorporated	2,000	207,380
Chubb Limited	17,053	2,479,165
Cincinnati Financial Corporation	5,473	396,519
Everest Reinsurance Group Limited	1,499	381,630
Lincoln National Corporation	8,190	553,480
Loews Corporation	10,084	472,032
Marsh & McLennan Companies Incorporated	18,821	1,467,285
MetLife Incorporated	39,461	2,167,987
Principal Financial Group Incorporated	9,789	627,181
Prudential Financial Incorporated	15,668	1,694,338
The Allstate Corporation	13,313	1,177,402
The Hartford Financial Services Group Incorporated	13,417	705,332
The Progressive Corporation	21,216	935,413
The Travelers Companies Incorporated	10,205	1,291,239
Torchmark Corporation	3,973	303,935
Unum Group	8,334	388,614
Willis Towers Watson plc	4,641	675,080
XL Group Limited	9,548	418,202

		21,123,973

Health Care : 8.61%

Biotechnology : 1.75%
AbbVie Incorporated	58,126	4,214,716
Alexion Pharmaceuticals Incorporated †	8,201	997,816
Amgen Incorporated	26,875	4,628,681
Biogen Incorporated	7,801	2,116,879
Celgene Corporation †	28,517	3,703,503
Gilead Sciences Incorporated	47,725	3,377,976
Incyte Corporation †	6,207	781,523
Regeneron Pharmaceuticals Incorporated †	2,782	1,366,351
Vertex Pharmaceuticals Incorporated †	9,096	1,172,202

		22,359,647

Health Care Equipment & Supplies : 1.70%
Abbott Laboratories	63,376	3,080,707
Align Technology Incorporated †	2,757	413,881
Baxter International Incorporated	17,814	1,078,460
Becton Dickinson & Company	8,303	1,619,998
Boston Scientific Corporation †	50,013	1,386,360
C.R. Bard Incorporated	2,645	836,111
Danaher Corporation	22,308	1,882,572
Dentsply Sirona Incorporated	8,372	542,840
Edwards Lifesciences Corporation †	7,662	905,955
Hologic Incorporated †	10,226	464,056
IDEXX Laboratories Incorporated †	3,218	519,450
Intuitive Surgical Incorporated †	1,345	1,258,073
Medtronic plc	49,995	4,437,056
Stryker Corporation	11,329	1,572,239
The Cooper Companies Incorporated	1,783	426,886
Varian Medical Systems Incorporated	3,357	346,409
Zimmer Biomet Holdings Incorporated	7,349	943,612

		21,714,665

Health Care Providers & Services : 1.67%
Aetna Incorporated	12,114	1,839,269
AmerisourceBergen Corporation	6,060	572,852

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Anthem Incorporated	9,678	$1,820,722
Cardinal Health Incorporated	11,536	898,885
Centene Corporation †	6,292	502,605
Cigna Corporation	9,350	1,565,097
DaVita HealthCare Partners Incorporated †	5,686	368,225
Envision Healthcare Corporation †	4,290	268,854
Express Scripts Holding Company †	21,676	1,383,796
HCA Holdings Incorporated †	10,452	911,414
Henry Schein Incorporated †	2,897	530,209
Humana Incorporated	5,270	1,268,067
Laboratory Corporation of America Holdings †	3,736	575,867
McKesson Corporation	7,702	1,267,287
Patterson Companies Incorporated	2,979	139,864
Quest Diagnostics Incorporated	4,997	555,467
UnitedHealth Group Incorporated	35,195	6,525,857
Universal Health Services Incorporated Class B	3,265	398,591

		21,392,928

Health Care Technology : 0.06%
Cerner Corporation †	10,737	713,688

Life Sciences Tools & Services : 0.43%
Agilent Technologies Incorporated	11,771	698,138
Illumina Incorporated †	5,332	925,209
Mettler-Toledo International Incorporated †	942	554,405
PerkinElmer Incorporated	4,019	273,855
Thermo Fisher Scientific Incorporated	14,288	2,492,827
Waters Corporation †	2,922	537,180

		5,481,614

Pharmaceuticals : 3.00%
Allergan plc	12,266	2,981,742
Bristol-Myers Squibb Company	60,168	3,352,561
Eli Lilly & Company	35,463	2,918,605
Johnson & Johnson	98,385	13,015,352
Mallinckrodt plc †	3,628	162,571
Merck & Company Incorporated	99,894	6,402,206
Mylan NV †	16,834	653,496
Perrigo Company plc	5,236	395,423
Pfizer Incorporated	217,959	7,321,243
Zoetis Incorporated	17,925	1,118,162

		38,321,361

Industrials : 6.10%

Aerospace & Defense : 1.39%
Arconic Incorporated	16,097	364,597
General Dynamics Corporation	10,357	2,051,722
L-3 Technologies Incorporated	2,843	475,008
Lockheed Martin Corporation	9,090	2,523,475
Northrop Grumman Corporation	6,376	1,636,783
Raytheon Company	10,630	1,716,532
Rockwell Collins Incorporated	5,930	623,124
Textron Incorporated	9,776	460,450
The Boeing Company	20,501	4,054,073
TransDigm Group Incorporated	1,785	479,933
United Technologies Corporation	27,214	3,323,102

		17,708,799

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Air Freight & Logistics : 0.43%
C.H. Robinson Worldwide Incorporated	5,145	$353,359
Expeditors International of Washington Incorporated	6,580	371,638
FedEx Corporation	8,983	1,952,275
United Parcel Service Incorporated Class B	25,155	2,781,891

		5,459,163

Airlines : 0.38%
Alaska Air Group Incorporated	4,514	405,177
American Airlines Group Incorporated	17,990	905,257
Delta Air Lines Incorporated	26,881	1,444,585
Southwest Airlines Company	22,084	1,372,300
United Continental Holdings Incorporated †	10,291	774,398

		4,901,717

Building Products : 0.20%
Allegion plc	3,479	282,216
Fortune Brands Home & Security Incorporated	5,618	366,518
Johnson Controls International plc	34,261	1,485,557
Masco Corporation	11,685	446,484

		2,580,775

Commercial Services & Supplies : 0.18%
Cintas Corporation	3,154	397,530
Republic Services Incorporated	8,396	535,077
Stericycle Incorporated †	3,114	237,660
Waste Management Incorporated	14,844	1,088,807

		2,259,074

Construction & Engineering : 0.05%
Fluor Corporation	5,104	233,661
Jacobs Engineering Group Incorporated	4,397	239,153
Quanta Services Incorporated †	5,409	178,064

		650,878

Electrical Equipment : 0.33%
Acuity Brands Incorporated «	1,610	327,281
AMETEK Incorporated	8,404	509,030
Eaton Corporation plc	16,336	1,271,431
Emerson Electric Company	23,538	1,403,336
Rockwell Automation Incorporated	4,705	762,022

		4,273,100

Industrial Conglomerates : 1.39%
3M Company	21,825	4,543,747
General Electric Company	318,063	8,590,882
Honeywell International Incorporated	27,842	3,711,060
Roper Industries Incorporated	3,726	862,681

		17,708,370

Machinery : 0.93%
Caterpillar Incorporated	21,517	2,312,217
Cummins Incorporated	5,644	915,570
Deere & Company	10,747	1,328,222
Dover Corporation	5,685	456,051
Flowserve Corporation	4,770	221,471
Fortive Corporation	11,012	697,610

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Machinery (continued)
Illinois Tool Works Incorporated	11,354	$1,626,461
Ingersoll-Rand plc	9,350	854,497
Paccar Incorporated	12,830	847,293
Parker-Hannifin Corporation	4,864	777,364
Pentair plc	6,123	407,424
Snap-on Incorporated	2,116	334,328
Stanley Black & Decker Incorporated	5,587	786,259
Xylem Incorporated	6,564	363,843

		11,928,610

Professional Services : 0.18%
Equifax Incorporated	4,390	603,274
IHS Markit Limited †	11,590	510,424
Nielsen Holdings plc	12,266	474,204
Robert Half International Incorporated	4,644	222,587
Verisk Analytics Incorporated †	5,616	473,822

		2,284,311

Road & Rail : 0.55%
CSX Corporation	33,698	1,838,563
J.B. Hunt Transport Services Incorporated	3,133	286,294
Kansas City Southern	3,874	405,414
Norfolk Southern Corporation	10,583	1,287,951
Union Pacific Corporation	29,489	3,211,647

		7,029,869

Trading Companies & Distributors : 0.09%
Fastenal Company	10,564	459,851
United Rentals Incorporated †	3,086	347,823
W.W. Grainger Incorporated	1,961	354,019

		1,161,693

Information Technology : 13.21%

Communications Equipment : 0.58%
Cisco Systems Incorporated	182,614	5,715,818
F5 Networks Incorporated †	2,363	300,243
Harris Corporation	4,452	485,624
Juniper Networks Incorporated	13,954	389,038
Motorola Solutions Incorporated	5,969	517,751

		7,408,474

Electronic Equipment, Instruments & Components : 0.24%
Amphenol Corporation Class A	11,162	823,979
Corning Incorporated	33,609	1,009,950
FLIR Systems Incorporated	4,984	172,745
TE Connectivity Limited	12,966	1,020,165

		3,026,839

Internet Software & Services : 2.73%
Akamai Technologies Incorporated †	6,313	314,451
Alphabet Incorporated Class A †	10,871	10,106,551
Alphabet Incorporated Class C †	10,897	9,902,431
eBay Incorporated †	36,762	1,283,729
Facebook Incorporated Class A †	86,329	13,033,952
VeriSign Incorporated «†	3,224	299,703

		34,940,817

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
IT Services : 2.28%
Accenture plc Class A	22,646	$2,800,857
Alliance Data Systems Corporation	2,034	522,107
Automatic Data Processing Incorporated	16,340	1,674,196
Cognizant Technology Solutions Corporation Class A	21,511	1,428,330
CSRA Incorporated	5,306	168,466
DXC Technology Company	10,342	793,438
Fidelity National Information Services Incorporated	12,073	1,031,034
Fiserv Incorporated †	7,756	948,869
Gartner Incorporated †	3,303	407,954
Global Payments Incorporated	5,569	502,992
International Business Machines Corporation	31,224	4,803,188
MasterCard Incorporated Class A	34,257	4,160,513
Paychex Incorporated	11,677	664,888
PayPal Holdings Incorporated †	40,802	2,189,843
The Western Union Company	17,211	327,870
Total System Services Incorporated	6,048	352,296
Visa Incorporated Class A	67,428	6,323,398

		29,100,239

Semiconductors & Semiconductor Equipment : 2.02%
Advanced Micro Devices Incorporated «†	28,301	353,196
Analog Devices Incorporated	13,404	1,042,831
Applied Materials Incorporated	39,248	1,621,335
Broadcom Limited	14,658	3,416,047
Intel Corporation	171,983	5,802,706
KLA-Tencor Corporation	5,725	523,895
Lam Research Corporation	5,891	833,164
Microchip Technology Incorporated	8,377	646,537
Micron Technology Incorporated †	37,980	1,134,083
NVIDIA Corporation	21,730	3,141,289
Qorvo Incorporated †	4,641	293,868
QUALCOMM Incorporated	53,959	2,979,616
Skyworks Solutions Incorporated	6,738	646,511
Texas Instruments Incorporated	36,388	2,799,329
Xilinx Incorporated	9,059	582,675

		25,817,082

Software : 2.90%
Activision Blizzard Incorporated	25,322	1,457,788
Adobe Systems Incorporated †	18,067	2,555,396
Ansys Incorporated †	3,122	379,885
Autodesk Incorporated †	7,083	714,108
CA Incorporated	11,444	394,475
Citrix Systems Incorporated	5,520	439,282
Electronic Arts Incorporated †	11,322	1,196,962
Intuit Incorporated	8,890	1,180,681
Microsoft Corporation	281,971	19,436,261
Oracle Corporation	109,702	5,500,458
Red Hat Incorporated †	6,493	621,705
Salesforce.com Incorporated †	24,421	2,114,859
Symantec Corporation	22,213	627,517
Synopsys Incorporated †	5,489	400,313

		37,019,690

Technology Hardware, Storage & Peripherals : 2.46%
Apple Incorporated	190,422	27,424,576

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Company	60,803	$1,008,722
HP Incorporated	61,479	1,074,653
NetApp Incorporated	9,895	396,295
Seagate Technology plc	10,847	420,321
Western Digital Corporation	10,636	942,350
Xerox Corporation	7,796	223,979

		31,490,896

Materials : 1.69%

Chemicals : 1.26%
Air Products & Chemicals Incorporated	7,952	1,137,613
Albemarle Corporation	4,045	426,909
CF Industries Holdings Incorporated	8,514	238,051
E.I. du Pont de Nemours & Company	31,665	2,555,682
Eastman Chemical Company	5,325	447,247
Ecolab Incorporated	9,534	1,265,639
FMC Corporation	4,894	357,507
International Flavors & Fragrances Incorporated	2,883	389,205
LyondellBasell Industries NV Class A	12,063	1,017,997
Monsanto Company	16,025	1,896,719
PPG Industries Incorporated	9,356	1,028,786
Praxair Incorporated	10,440	1,383,822
The Dow Chemical Company	41,049	2,588,960
The Mosaic Company	12,820	292,681
The Sherwin-Williams Company	2,958	1,038,140

		16,064,958

Construction Materials : 0.09%
Martin Marietta Materials Incorporated	2,287	509,040
Vulcan Materials Company	4,826	611,358

		1,120,398

Containers & Packaging : 0.19%
Avery Dennison Corporation	3,234	285,789
Ball Corporation	12,787	539,739
International Paper Company	15,080	853,679
Sealed Air Corporation	7,151	320,079
WestRock Company	9,170	519,572

		2,518,858

Metals & Mining : 0.15%
Freeport-McMoRan Incorporated †	48,614	583,854
Newmont Mining Corporation	19,474	630,763
Nucor Corporation	11,652	674,301

		1,888,918

Real Estate : 1.74%

Equity REITs : 1.71%
Alexandria Real Estate Equities Incorporated	3,326	400,683
American Tower Corporation	15,523	2,054,003
Apartment Investment & Management Company Class A	5,735	246,433
AvalonBay Communities Incorporated	5,032	966,999
Boston Properties Incorporated	5,619	691,249
Crown Castle International Corporation	13,371	1,339,507
Digital Realty Trust Incorporated	5,835	659,063

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Equity REITs (continued)
Equinix Incorporated	2,846	$1,221,389
Equity Residential	13,409	882,714
Essex Property Trust Incorporated	2,395	616,162
Extra Space Storage Incorporated	4,598	358,644
Federal Realty Investment Trust	2,638	333,417
GGP Incorporated	21,275	501,239
HCP Incorporated	17,113	546,931
Host Hotels & Resorts Incorporated	27,016	493,582
Iron Mountain Incorporated	8,971	308,244
Kimco Realty Corporation	15,545	285,251
Mid-America Apartment Communities Incorporated	4,148	437,116
Prologis Incorporated	19,369	1,135,798
Public Storage Incorporated	5,460	1,138,574
Realty Income Corporation	9,972	550,255
Regency Centers Corporation	5,341	334,560
Simon Property Group Incorporated	11,401	1,844,226
SL Green Realty Corporation	3,718	393,364
The Macerich Company	4,349	252,503
UDR Incorporated	9,765	380,542
Ventas Incorporated	12,960	900,461
Vornado Realty Trust	6,291	590,725
Welltower Incorporated	13,373	1,000,969
Weyerhaeuser Company	27,439	919,207

		21,783,810

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	10,982	399,745

Telecommunication Services : 1.27%

Diversified Telecommunication Services : 1.27%
AT&T Incorporated	224,539	8,471,856
CenturyLink Incorporated «	20,043	478,627
Level 3 Communications Incorporated †	10,690	633,917
Verizon Communications Incorporated	148,988	6,653,804

		16,238,204

Utilities : 1.88%

Electric Utilities : 1.18%
Alliant Energy Corporation	8,321	334,255
American Electric Power Company Incorporated	17,958	1,247,542
Duke Energy Corporation	25,562	2,136,728
Edison International	11,899	930,383
Entergy Corporation	6,554	503,151
Eversource Energy	11,573	702,597
Exelon Corporation	33,823	1,219,996
FirstEnergy Corporation	16,206	472,567
NextEra Energy Incorporated	17,098	2,395,943
PG&E Corporation	18,648	1,237,668
Pinnacle West Capital Corporation	4,074	346,942
PPL Corporation	24,951	964,606
The Southern Company	36,324	1,739,193
Xcel Energy Incorporated	18,544	850,799

		15,082,370

Independent Power & Renewable Electricity Producers : 0.04%
AES Corporation	24,109	267,851
NRG Energy Incorporated	11,543	198,770

		466,621

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name			Shares	Value
Multi-Utilities : 0.62%
Ameren Corporation			8,861	$484,431
CenterPoint Energy Incorporated			15,740	430,961
CMS Energy Corporation			10,242	473,693
Consolidated Edison Incorporated			11,153	901,385
Dominion Resources Incorporated			22,972	1,760,344
DTE Energy Company			6,552	693,136
NiSource Incorporated			11,813	299,578
Public Service Enterprise Group Incorporated			18,475	794,610
SCANA Corporation			5,219	349,725
Sempra Energy			9,160	1,032,790
WEC Energy Group Incorporated			11,525	707,405

				7,928,058

Water Utilities : 0.04%
American Water Works Company Incorporated			6,508	507,299

Total Common Stocks (Cost $421,254,876)				758,256,479

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	1.55%	12-25-2034	$14,678	13,079

Total Non-Agency Mortgage-Backed Securities (Cost $14,678)				13,079

		Expiration date	Shares
Rights : 0.00%

Consumer Staples : 0.00%

Food & Staples Retailing : 0.00%
Safeway Casa Ley Contingent Value Rights †(a)(i)		1-30-2019	6,765	0
Safeway PDC LLC Contingent Value Rights †(a)(i)		7-30-2017	6,765	115

Total Rights (Cost $7,056)				115

		Maturity date	Principal
U.S. Treasury Securities : 38.11%
U.S. Treasury Bond	2.75	8-15-2042	$1,340,000	1,327,018
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,762,216
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,561,517
U.S. Treasury Bond	3.00	5-15-2042	904,000	937,335
U.S. Treasury Bond	3.13	11-15-2041	846,000	896,892
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,130,168
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	1,885,731
U.S. Treasury Bond	3.50	2-15-2039	731,000	826,915
U.S. Treasury Bond	3.63	8-15-2043	2,200,000	2,534,039
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,088,817
U.S. Treasury Bond	3.75	11-15-2043	2,870,000	3,377,967
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,126,959
U.S. Treasury Bond	4.25	5-15-2039	681,000	854,097
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,228,921
U.S. Treasury Bond	4.38	2-15-2038	381,000	485,983
U.S. Treasury Bond	4.38	11-15-2039	757,000	965,855
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,377,271
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,080,588
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,081,725
U.S. Treasury Bond	4.50	5-15-2038	428,000	554,845

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.50%	8-15-2039	$721,000	$935,047
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,684,270
U.S. Treasury Bond	4.75	2-15-2037	264,000	352,100
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,461,072
U.S. Treasury Bond	5.00	5-15-2037	375,000	515,098
U.S. Treasury Bond	5.25	11-15-2028	479,000	616,843
U.S. Treasury Bond	5.25	2-15-2029	349,000	450,810
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,011,352
U.S. Treasury Bond	5.50	8-15-2028	369,000	482,612
U.S. Treasury Bond	6.13	11-15-2027	525,000	709,201
U.S. Treasury Bond	6.13	8-15-2029	293,000	408,380
U.S. Treasury Bond	6.25	5-15-2030	478,000	681,579
U.S. Treasury Bond	6.38	8-15-2027	224,000	306,346
U.S. Treasury Bond	6.88	8-15-2025	224,000	302,514
U.S. Treasury Bond	8.88	8-15-2017	271,000	273,535
U.S. Treasury Note	0.50	7-31-2017	1,713,000	1,712,495
U.S. Treasury Note	0.63	7-31-2017	1,401,000	1,400,721
U.S. Treasury Note	0.63	8-31-2017	3,435,000	3,433,008
U.S. Treasury Note	0.63	9-30-2017	3,180,000	3,176,470
U.S. Treasury Note	0.63	11-30-2017	1,966,000	1,961,944
U.S. Treasury Note	0.63	4-30-2018	1,753,000	1,743,686
U.S. Treasury Note	0.63	6-30-2018	1,609,000	1,598,818
U.S. Treasury Note	0.75	10-31-2017	3,139,000	3,135,422
U.S. Treasury Note	0.75	12-31-2017	1,742,000	1,738,507
U.S. Treasury Note	0.75	1-31-2018	1,502,000	1,498,293
U.S. Treasury Note	0.75	2-28-2018	3,204,000	3,193,988
U.S. Treasury Note	0.75	3-31-2018	1,422,000	1,416,668
U.S. Treasury Note	0.75	4-15-2018	1,350,000	1,344,516
U.S. Treasury Note	0.75	4-30-2018	1,588,000	1,581,176
U.S. Treasury Note	0.75	7-31-2018	1,717,000	1,707,208
U.S. Treasury Note	0.75	8-31-2018	1,718,000	1,706,658
U.S. Treasury Note	0.75	9-30-2018	1,732,000	1,720,025
U.S. Treasury Note	0.75	10-31-2018	1,732,000	1,718,672
U.S. Treasury Note	0.75	2-15-2019	1,392,000	1,378,570
U.S. Treasury Note	0.75	7-15-2019	1,583,000	1,562,532
U.S. Treasury Note	0.75	8-15-2019	1,584,000	1,562,591
U.S. Treasury Note	0.88	8-15-2017	1,518,000	1,517,841
U.S. Treasury Note	0.88	10-15-2017	1,521,000	1,520,065
U.S. Treasury Note	0.88	11-15-2017	1,445,000	1,443,700
U.S. Treasury Note	0.88	11-30-2017	1,474,000	1,472,461
U.S. Treasury Note	0.88	1-15-2018	1,339,000	1,336,906
U.S. Treasury Note	0.88	1-31-2018	1,231,000	1,228,845
U.S. Treasury Note	0.88	3-31-2018	1,577,000	1,572,441
U.S. Treasury Note	0.88	5-31-2018	1,585,000	1,579,427
U.S. Treasury Note	0.88	7-15-2018	1,294,000	1,288,490
U.S. Treasury Note	0.88	10-15-2018	1,390,000	1,381,964
U.S. Treasury Note	0.88	4-15-2019	1,460,000	1,447,282
U.S. Treasury Note	0.88	5-15-2019	1,466,000	1,452,485
U.S. Treasury Note	0.88	6-15-2019	1,485,000	1,470,555
U.S. Treasury Note	0.88	7-31-2019	811,000	802,446
U.S. Treasury Note	0.88	9-15-2019	1,550,000	1,531,775
U.S. Treasury Note	1.00	9-15-2017	1,515,000	1,514,777
U.S. Treasury Note	1.00	12-15-2017	1,405,000	1,404,052
U.S. Treasury Note	1.00	12-31-2017	1,473,000	1,471,847
U.S. Treasury Note	1.00	2-15-2018	1,336,000	1,333,805
U.S. Treasury Note	1.00	3-15-2018	1,338,000	1,335,804
U.S. Treasury Note	1.00	5-15-2018	1,328,000	1,324,784
U.S. Treasury Note	1.00	5-31-2018	1,878,000	1,873,159
U.S. Treasury Note	1.00	8-15-2018	1,291,000	1,286,865
U.S. Treasury Note	1.00	9-15-2018	1,292,000	1,287,256
U.S. Treasury Note	1.00	11-30-2018	1,540,000	1,532,540
U.S. Treasury Note	1.00	3-15-2019	1,383,000	1,374,410
U.S. Treasury Note	1.00	6-30-2019	622,000	617,335
U.S. Treasury Note	1.00	8-31-2019	1,842,000	1,826,026
U.S. Treasury Note	1.00	9-30-2019	1,695,000	1,679,242

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.00%	10-15-2019	$1,596,000	$1,580,975
U.S. Treasury Note	1.00	11-15-2019	1,433,000	1,417,886
U.S. Treasury Note	1.00	11-30-2019	1,985,000	1,963,987
U.S. Treasury Note	1.13	6-15-2018	1,326,000	1,323,929
U.S. Treasury Note	1.13	1-15-2019	1,444,000	1,438,810
U.S. Treasury Note	1.13	1-31-2019	1,783,000	1,776,592
U.S. Treasury Note	1.13	2-28-2019	1,815,000	1,808,194
U.S. Treasury Note	1.13	5-31-2019	690,000	686,820
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,236,625
U.S. Treasury Note	1.13	3-31-2020	1,987,000	1,966,276
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,315,349
U.S. Treasury Note	1.13	2-28-2021	3,264,000	3,197,571
U.S. Treasury Note	1.13	6-30-2021	3,343,000	3,262,427
U.S. Treasury Note	1.13	7-31-2021	2,232,000	2,175,327
U.S. Treasury Note	1.13	8-31-2021	2,233,000	2,174,035
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,128,001
U.S. Treasury Note	1.25	10-31-2018	1,759,000	1,756,938
U.S. Treasury Note	1.25	11-15-2018	1,370,000	1,368,234
U.S. Treasury Note	1.25	11-30-2018	1,654,000	1,651,868
U.S. Treasury Note	1.25	12-15-2018	1,363,000	1,360,977
U.S. Treasury Note	1.25	12-31-2018	1,788,000	1,785,136
U.S. Treasury Note	1.25	1-31-2019	1,335,000	1,332,705
U.S. Treasury Note	1.25	4-30-2019	586,000	584,581
U.S. Treasury Note	1.25	10-31-2019	804,000	800,766
U.S. Treasury Note	1.25	1-31-2020	3,442,000	3,420,890
U.S. Treasury Note	1.25	2-29-2020	1,745,000	1,733,617
U.S. Treasury Note	1.25	3-31-2021	3,250,000	3,195,917
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,136,891
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,745,837
U.S. Treasury Note	1.38	6-30-2018	1,357,000	1,358,219
U.S. Treasury Note	1.38	7-31-2018	1,610,000	1,611,257
U.S. Treasury Note	1.38	9-30-2018	2,875,000	2,876,124
U.S. Treasury Note	1.38	11-30-2018	787,000	787,246
U.S. Treasury Note	1.38	12-31-2018	968,000	968,378
U.S. Treasury Note	1.38	2-28-2019	1,295,000	1,295,152
U.S. Treasury Note	1.38	12-15-2019	1,651,000	1,647,454
U.S. Treasury Note	1.38	1-15-2020	1,638,000	1,633,841
U.S. Treasury Note	1.38	1-31-2020	2,293,000	2,286,731
U.S. Treasury Note	1.38	2-15-2020	1,667,000	1,661,661
U.S. Treasury Note	1.38	2-29-2020	3,442,000	3,429,898
U.S. Treasury Note	1.38	3-31-2020	3,442,000	3,428,824
U.S. Treasury Note	1.38	4-30-2020	3,442,000	3,426,404
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,373,261
U.S. Treasury Note	1.38	8-31-2020	3,350,000	3,326,185
U.S. Treasury Note	1.38	9-30-2020	3,356,000	3,330,961
U.S. Treasury Note	1.38	10-31-2020	3,178,000	3,151,931
U.S. Treasury Note	1.38	1-31-2021	3,192,000	3,158,334
U.S. Treasury Note	1.38	4-30-2021	3,245,000	3,203,552
U.S. Treasury Note	1.38	5-31-2021	3,248,000	3,202,833
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,668,215
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,745,314
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,706,325
U.S. Treasury Note	1.50	8-31-2018	2,781,000	2,786,214
U.S. Treasury Note	1.50	12-31-2018	1,855,000	1,859,059
U.S. Treasury Note	1.50	1-31-2019	1,716,000	1,719,552
U.S. Treasury Note	1.50	2-28-2019	1,826,000	1,829,780
U.S. Treasury Note	1.50	3-31-2019	645,000	646,613
U.S. Treasury Note	1.50	5-31-2019	2,387,000	2,392,316
U.S. Treasury Note	1.50	10-31-2019	3,442,000	3,446,303
U.S. Treasury Note	1.50	11-30-2019	3,133,000	3,135,939
U.S. Treasury Note	1.50	5-31-2020	3,442,000	3,436,758
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,600,308
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,591,442

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	3-31-2023	$1,679,000	$1,632,762
U.S. Treasury Note	1.50	8-15-2026	4,143,000	3,875,971
U.S. Treasury Note	1.63	3-31-2019	2,104,000	2,113,533
U.S. Treasury Note	1.63	4-30-2019	1,703,000	1,710,384
U.S. Treasury Note	1.63	6-30-2019	2,157,000	2,166,942
U.S. Treasury Note	1.63	7-31-2019	2,128,000	2,137,808
U.S. Treasury Note	1.63	8-31-2019	3,442,000	3,457,730
U.S. Treasury Note	1.63	12-31-2019	3,442,000	3,454,639
U.S. Treasury Note	1.63	6-30-2020	3,442,000	3,447,783
U.S. Treasury Note	1.63	7-31-2020	3,213,000	3,216,766
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,164,477
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,233,008
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,072,592
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,673,772
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,675,970
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,776,191
U.S. Treasury Note	1.63	2-15-2026	4,269,000	4,056,715
U.S. Treasury Note	1.63	5-15-2026	4,111,000	3,897,261
U.S. Treasury Note	1.75	10-31-2018	704,000	707,933
U.S. Treasury Note	1.75	9-30-2019	3,441,000	3,466,002
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,591,502
U.S. Treasury Note	1.75	12-31-2020	3,353,000	3,362,298
U.S. Treasury Note	1.75	11-30-2021	2,003,000	1,997,680
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,629,902
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,631,608
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,602,618
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,439,911
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,754,742
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,662,819
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,070,002
U.S. Treasury Note	1.88	8-31-2017	1,517,000	1,519,183
U.S. Treasury Note	1.88	9-30-2017	1,307,000	1,309,504
U.S. Treasury Note	1.88	10-31-2017	1,485,000	1,488,721
U.S. Treasury Note	1.88	6-30-2020	1,888,000	1,905,553
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,653,187
U.S. Treasury Note	1.88	1-31-2022	2,358,000	2,360,764
U.S. Treasury Note	1.88	2-28-2022	2,348,000	2,350,569
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,794,720
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,750,301
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,643,941
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,322,121
U.S. Treasury Note	2.00	9-30-2020	2,093,000	2,118,344
U.S. Treasury Note	2.00	11-30-2020	2,266,000	2,292,379
U.S. Treasury Note	2.00	2-28-2021	2,421,000	2,447,859
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,574,772
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,655,295
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,662,077
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,505,772
U.S. Treasury Note	2.00	12-31-2021	2,300,000	2,316,532
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,691,527
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,785,709
U.S. Treasury Note	2.00	11-30-2022	1,625,000	1,628,364
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,077,960
U.S. Treasury Note	2.00	2-15-2025	4,486,000	4,423,443
U.S. Treasury Note	2.00	8-15-2025	4,495,000	4,417,740
U.S. Treasury Note	2.00	11-15-2026	4,255,000	4,149,455
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,500,598
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,430,410
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,537,733
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,474,121
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,655,135
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,646,832
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,632,348
U.S. Treasury Note	2.13	12-31-2022	1,678,000	1,691,241
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,643,183

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.13%	2-29-2024	$1,960,000	$1,961,838
U.S. Treasury Note	2.13	5-15-2025	4,466,000	4,437,391
U.S. Treasury Note	2.25	11-30-2017	1,250,000	1,255,700
U.S. Treasury Note	2.25	7-31-2018	521,000	526,291
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,468,407
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,543,393
U.S. Treasury Note	2.25	7-31-2021	2,618,000	2,667,700
U.S. Treasury Note	2.25	12-31-2023	1,886,000	1,904,345
U.S. Treasury Note	2.25	1-31-2024	1,914,000	1,931,496
U.S. Treasury Note	2.25	11-15-2024	4,492,000	4,515,862
U.S. Treasury Note	2.25	11-15-2025	4,512,000	4,512,528
U.S. Treasury Note	2.25	2-15-2027	3,006,000	2,992,614
U.S. Treasury Note	2.38	7-31-2017	1,253,000	1,254,440
U.S. Treasury Note	2.38	5-31-2018	621,000	627,016
U.S. Treasury Note	2.38	6-30-2018	795,000	803,571
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,348,845
U.S. Treasury Note	2.38	8-15-2024	4,465,000	4,531,975
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,731,566
U.S. Treasury Note	2.50	5-15-2024	4,360,000	4,465,935
U.S. Treasury Note	2.63	1-31-2018	861,000	868,133
U.S. Treasury Note	2.63	4-30-2018	657,000	664,083
U.S. Treasury Note	2.63	8-15-2020	3,367,000	3,472,350
U.S. Treasury Note	2.63	11-15-2020	5,315,000	5,485,037
U.S. Treasury Note	2.75	12-31-2017	960,000	967,464
U.S. Treasury Note	2.75	2-28-2018	756,000	763,383
U.S. Treasury Note	2.75	2-15-2019	1,365,000	1,395,340
U.S. Treasury Note	2.75	11-15-2023	3,936,000	4,096,054
U.S. Treasury Note	2.75	2-15-2024	3,410,000	3,546,666
U.S. Treasury Note	2.88	3-31-2018	858,000	867,988
U.S. Treasury Note	3.13	5-15-2019	1,768,000	1,824,977
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,743,280
U.S. Treasury Note	3.38	11-15-2019	3,180,000	3,322,356
U.S. Treasury Note	3.50	2-15-2018	1,278,000	1,295,872
U.S. Treasury Note	3.50	5-15-2020	2,864,000	3,021,278
U.S. Treasury Note	3.63	8-15-2019	1,545,000	1,616,456
U.S. Treasury Note	3.63	2-15-2020	2,648,000	2,791,882
U.S. Treasury Note	3.63	2-15-2021	2,765,000	2,953,042
U.S. Treasury Note	3.75	11-15-2018	1,505,000	1,553,854
U.S. Treasury Note	3.88	5-15-2018	689,000	704,288
U.S. Treasury Note	4.00	8-15-2018	788,000	811,579
U.S. Treasury Note	4.25	11-15-2017	919,000	929,488
U.S. Treasury Note	4.75	8-15-2017	857,000	860,836
U.S. Treasury Note	6.00	2-15-2026	445,000	576,797
U.S. Treasury Note	6.25	8-15-2023	378,000	470,211
U.S. Treasury Note	6.50	11-15-2026	296,000	401,889
U.S. Treasury Note	6.63	2-15-2027	215,000	295,751
U.S. Treasury Note	6.75	8-15-2026	221,000	303,202
U.S. Treasury Note	7.13	2-15-2023	260,000	331,226
U.S. Treasury Note	7.25	8-15-2022	261,000	328,677
U.S. Treasury Note	7.50	11-15-2024	240,000	328,144
U.S. Treasury Note	7.63	11-15-2022	140,000	180,502
U.S. Treasury Note	7.63	2-15-2025	216,000	299,506
U.S. Treasury Note	7.88	2-15-2021	180,000	218,883
U.S. Treasury Note	8.00	11-15-2021	511,000	643,740
U.S. Treasury Note	8.13	8-15-2019	307,000	349,980
U.S. Treasury Note	8.13	5-15-2021	181,000	224,108
U.S. Treasury Note	8.13	8-15-2021	175,000	219,023
U.S. Treasury Note	8.50	2-15-2020	162,000	191,242
U.S. Treasury Note	8.75	5-15-2020	130,000	156,315
U.S. Treasury Note	8.75	8-15-2020	288,000	350,640
U.S. Treasury Note	8.88	2-15-2019	306,000	342,995
U.S. Treasury Note	9.00	11-15-2018	193,000	213,174

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		9.13%	5-15-2018	$169,000	$180,394

Total U.S. Treasury Securities (Cost $486,526,520)					486,907,428

		Yield		Shares
Short-Term Investments : 2.49%

Investment Companies : 2.33%
Securities Lending Cash Investment LLC (l)(r)(u)		1.24		3,169,041	3,169,357
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86		26,586,739	26,586,739

					29,756,096

				Principal
U.S. Treasury Securities : 0.16%
Treasury Bill (z)#		0.94	9-21-2017	$2,002,000	1,997,708

Total Short-Term Investments (Cost $31,753,684)					31,753,804

Total investments in securities (Cost $939,611,171)*	99.96%				1,276,994,706
Other assets and liabilities, net	0.04				552,674

Total net assets	100.00%				$1,277,547,353

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $940,025,352 and unrealized gains (losses) consists of:

Gross unrealized gains	$348,799,113
Gross unrealized losses	(11,829,759)

Net unrealized gains	$336,969,354

Abbreviations:

FNMA	Federal National Mortgage Association
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$63,801	$0	$63,801
Common stocks
Consumer discretionary	93,062,589	0	0	93,062,589
Consumer staples	68,595,010	0	0	68,595,010
Energy	45,575,934	0	0	45,575,934
Financials	110,289,408	0	0	110,289,408
Health care	109,983,903	0	0	109,983,903
Industrials	77,946,359	0	0	77,946,359
Information technology	168,804,037	0	0	168,804,037
Materials	21,593,132	0		21,593,132
Real estate	22,183,555		0	22,183,555
Telecommunication services	16,238,204	0	0	16,238,204
Utilities	23,984,348	0	0	23,984,348
Non-agency mortgage-backed securities	0	13,079	0	13,079
Rights
Consumer staples	0	115	0	115
U.S. Treasury securities	486,907,428	0	0	486,907,428
Short-term investments
Investment companies	26,586,739	0	0	26,586,739
U.S. Treasury securities	1,997,708	0	0	1,997,708
Investments measured at net asset value*				3,169,357

	1,273,748,354	76,995	0	1,276,994,706
Futures contracts	321,159	0	0	321,159

Total assets	$1,274,069,513	$76,995	$0	$1,277,315,865

Liabilities
Futures contracts	$30,447	$0	$0	$30,447

Total liabilities	$30,447	$0	$0	$30,447

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,169,357 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	168,853	2,094	6,685	164,262	$9,101,757

Derivative transactions

For the nine months ended June 30, 2017, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At June 30, 2017, the Fund had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2017	Unrealized gains (losses)
9-15-2017	Goldman Sachs	39 Long	S&P 500 E-Mini Index	$4,720,755	$(17,936)
9-20-2017	Goldman Sachs	1,137 Short	10-Year U.S. Treasury Notes	142,729,031	389,670
9-29-2017	Goldman Sachs	185 Long	5-Year U.S. Treasury Notes	21,799,649	(58,814)

Wells Fargo International Bond Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 4.98%

United States : 4.98%
AbbVie Incorporated (Health Care, Biotechnology)	3.20%	5-14-2026	$900,000	$889,462
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	3.80	12-5-2024	2,300,000	2,451,963
Anheuser-Busch InBev Finance Incorporated (Consumer Staples, Beverages)	3.65	2-1-2026	2,200,000	2,266,810
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2.45	8-4-2026	2,000,000	1,914,360
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	4.25	3-1-2027	2,000,000	2,067,770
Federal Mogul Corporation (Consumer Discretionary, Auto Components) 144A	5.00	7-15-2024	1,125,000	1,251,356
Ford Motor Credit Company LLC (Financials, Consumer Finance)	2.46	3-27-2020	2,600,000	2,602,075
Gilead Sciences Incorporated (Health Care, Biotechnology)	2.95	3-1-2027	2,000,000	1,941,294
Goldman Sachs Group Incorporated (Financials, Capital Markets)	3.75	2-25-2026	3,000,000	3,055,047
Johnson & Johnson (Health Care, Pharmaceuticals)	2.95	3-3-2027	2,000,000	2,024,132
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026	2,575,000	2,557,235
Lowe’s Companies Incorporated (Consumer Discretionary, Specialty Retail)	3.10	5-3-2027	700,000	696,882
Microsoft Corporation (Information Technology, Software)	2.40	8-8-2026	2,000,000	1,924,960
Oracle Corporation (Information Technology, Software)	2.65	7-15-2026	1,900,000	1,823,365
Qualcomm Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3.25	5-20-2027	2,250,000	2,255,389

Total Corporate Bonds and Notes (Cost $30,000,388)				29,722,100

Foreign Corporate Bonds and Notes : 13.48%

Australia : 0.19%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,367,000	1,110,730

Brazil : 0.25%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	5,137,000	1,511,840

Denmark : 5.89%
Nordea Kredit Realkredit (Financials, Thrifts & Mortgage Finance, DKK)	2.00	10-1-2047	8,087,099	1,213,931
Nordea Kredit Realkredit (Financials, Thrifts & Mortgage Finance, DKK)	2.50	10-1-2047	17,188,865	2,679,180
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance, DKK)	2.00	10-1-2047	75,169,824	11,286,414
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	10-1-2047	55,955,099	8,717,267
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance, DKK)	2.00	10-1-2047	56,837,797	8,529,576
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	10-1-2047	17,269,449	2,691,741

				35,118,109

France : 0.17%
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	4.50	3-7-2024	800,000	1,023,234

Germany : 1.18%
HP Pelzer Holding GmbH (Consumer Discretionary, Auto Components, EUR) 144A	4.13	4-1-2024	550,000	647,436
KfW (Financials, Banks, AUD)	5.00	3-19-2024	6,900,000	5,967,524
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	5,400,000	414,457

				7,029,417

Ireland : 0.26%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13	5-24-2023	1,000,000	1,564,476

Luxembourg : 0.08%
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	5,790,000	458,836

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Mexico : 0.35%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13%	12-9-2024	7,250,000	$381,983
Nemak SAB de CV (Consumer Discretionary, Auto Components, EUR) 144A	3.25	3-15-2024	225,000	261,609
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	6,532,000	325,651
Sigma Alimentos SA de CV (Consumer Discretionary, Food Products, EUR)	2.63	2-7-2024	950,000	1,135,505

				2,104,748

Netherlands : 0.19%
Cemex Finance LLC (Financials, Consumer Finance, EUR)	4.63	6-15-2024	900,000	1,111,331

Norway : 0.95%
Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	6,500,000	5,684,999

Philippines : 0.98%
Asian Development Bank (Financials, Banks, AUD)	3.75	3-12-2025	7,231,000	5,832,888

Spain : 0.23%
Ence Energia y Celulosa (Materials, Paper & Forest Products, EUR)	5.38	11-1-2022	800,000	980,362
Grupo-Antolin Irausa SA (Consumer Discretionary, Auto Components, EUR) 144A	3.25	4-30-2024	350,000	408,247

				1,388,609

United Kingdom : 2.15%
AA Bond Company Limited (Financials, Diversified Financial Services, GBP)	5.50	7-31-2043	600,000	811,150
Adient Global Holdings Company (Consumer Discretionary, Auto Components, EUR)	3.50	8-15-2024	725,000	839,776
Alliance Automotive Finance plc (Financials, Consumer Finance, EUR)	6.25	12-1-2021	1,000,000	1,196,036
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	1,300,000	1,963,371
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2022	561,000	680,812
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,900,000	3,180,347
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	5.00	2-15-2022	600,000	867,431
Ocado Group plc (Consumer Staples, Food & Staples Retailing, GBP) 144A	4.00	6-15-2024	550,000	704,538
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	700,000	1,044,584
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	6.63	8-1-2021	700,000	906,108
Wagamama Finance plc (Financials, Diversified Financial Services, GBP)	7.88	2-1-2020	450,000	608,714

				12,802,867

United States : 0.61%
Albemarle Corporation (Materials, Chemicals, EUR)	1.88	12-8-2021	987,000	1,174,913
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	589,000	757,759
VF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR)	0.63	9-20-2023	1,525,000	1,708,122

				3,640,794

Total Foreign Corporate Bonds and Notes (Cost $81,865,959)				80,382,878

Foreign Government Bonds @: 65.69%
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	17,050,000	13,759,297
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	6,800,000	5,654,607
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	9,500,000	7,358,368

Wells Fargo International Bond Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Brazil (BRL)	10.00%	1-1-2019	17,855,000	$5,470,171
Brazil (BRL)	10.00	1-1-2025	38,640,000	11,392,997
Canada (CAD)	0.50	3-1-2022	7,450,000	5,516,838
Canada (CAD)	1.00	6-1-2027	13,410,000	9,622,151
Canada (CAD) 144A	2.90	6-15-2024	11,000,000	8,982,966
Colombia (COP)	7.00	5-4-2022	11,100,000,000	3,807,823
Colombia (COP)	7.50	8-26-2026	41,100,000,000	14,407,661
France Government Bond (EUR)	0.25	11-25-2026	5,800,000	6,325,956
Hungary (HUF)	1.75	10-26-2022	1,775,000,000	6,552,279
Hungary (HUF)	7.00	6-24-2022	1,665,000,000	7,724,976
India (INR)	7.80	4-11-2021	77,000,000	1,238,552
Indonesia (IDR)	8.38	3-15-2024	13,750,000,000	1,120,039
Indonesia (IDR)	8.38	9-15-2026	45,000,000,000	3,724,254
Italy Buoni Poliennali del Tesoro (EUR)	2.20	6-1-2027	11,850,000	13,608,615
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.70	3-1-2047	5,100,000	5,195,180
Malaysia (MYR)	3.66	10-15-2020	7,650,000	1,783,675
Malaysia (MYR)	3.90	11-30-2026	21,550,000	4,991,288
Malaysia (MYR)	3.96	9-15-2025	97,325,000	22,555,258
Malaysia (MYR)	4.50	4-15-2030	8,950,000	2,095,444
Mexico (MXN)	5.75	3-5-2026	76,500,000	3,935,026
Mexico (MXN)	7.75	11-13-2042	453,000,000	26,393,123
Mexico (MXN)	8.00	11-7-2047	32,000,000	1,921,402
Mexico (MXN)	10.00	12-5-2024	10,850,000	712,269
New Zealand (NZD)	4.50	4-15-2027	33,000,000	27,247,540
Norway (NOK) 144A ¤	0.00	12-20-2017	115,540,000	13,813,180
Norway (NOK) 144A	1.50	2-19-2026	29,600,000	3,526,721
Norway (NOK) 144A	1.75	2-17-2027	75,375,000	9,113,705
Poland (PLN)	1.50	4-25-2020	114,450,000	30,375,663
Province of British Columbia (AUD)	4.25	11-27-2024	7,590,000	6,209,076
Province of Ontario (AUD)	6.25	9-29-2020	6,000,000	5,107,591
Queensland Treasury (AUD) 144A	3.25	7-21-2026	7,350,000	5,729,841
Queensland Treasury (AUD)	5.75	7-22-2024	9,000,000	8,226,981
Republic of Peru (PEN)	5.70	8-12-2024	5,000,000	1,601,822
Republic of South Africa (ZAR)	7.75	2-28-2023	160,531,000	12,038,751
Republic of South Africa (ZAR)	10.50	12-21-2026	96,150,000	8,152,080
Romania (RON)	5.75	4-29-2020	22,600,000	6,249,280
Singapore (SGD)	2.88	9-1-2030	12,900,000	10,000,580
Singapore (SGD)	3.00	9-1-2024	21,440,000	16,725,302
State of New South Wales Australia (AUD)	5.00	8-20-2024	11,250,000	9,971,310
Thailand (THB)	3.85	12-12-2025	560,025,000	18,179,331
Turkey (TRY)	8.70	7-11-2018	3,500,000	973,430
Turkey (TRY)	9.40	7-8-2020	3,500,000	967,898
Turkey (TRY)	10.70	2-17-2021	4,000,000	1,143,685
Turkey (TRY)	11.00	2-24-2027	1,900,000	563,771

Total Foreign Government Bonds (Cost $383,954,785)				391,767,753

U.S. Treasury Securities : 9.65%
U.S. Treasury Bond	3.00	11-15-2045	$7,850,000	8,098,688
U.S. Treasury Note	1.50	8-15-2026	26,600,000	24,885,550
U.S. Treasury Note	2.00	4-30-2024	15,400,000	15,280,296
U.S. Treasury Note	2.38	5-15-2027	9,250,000	9,309,616

Total U.S. Treasury Securities (Cost $57,915,888)				57,574,150

Yankee Corporate Bonds and Notes : 3.05%

Cayman Islands : 0.10%
UPCB Finance IV Limited (Financials, Diversified Financial Services) 144A	5.38	1-15-2025	600,000	627,750

France : 0.32%
Danone SA (Consumer Staples, Food Products) 144A	2.95	11-2-2026	2,000,000	1,933,304

Ireland : 0.17%
Ardagh Packaging Finance plc (Financials, Diversified Financial Services) 144A	4.63	5-15-2023	1,000,000	1,024,590

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo International Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Netherlands : 1.02%
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)		5.50%	4-20-2021	$1,700,000	$1,873,230
Myriad International Holdings BV (Consumer Discretionary, Media)		6.00	7-18-2020	1,950,000	2,106,000
Siemens Financieringsmat Company (Financials, Diversified Financial Services) 144A		2.35	10-15-2026	2,200,000	2,077,401

					6,056,631

Spain : 0.13%
Telefonica Emisiones SAU (Telecommunication Services, Diversified Telecommunication Services)		4.10	3-8-2027	750,000	774,941

Switzerland : 0.42%
Credit Suisse Group Funding Limited (Financials, Diversified Financial Services)		3.80	9-15-2022	2,400,000	2,493,259

United Kingdom : 0.89%
BP Capital Markets plc (Financials, Capital Markets)		3.22	4-14-2024	2,625,000	2,650,253
CPUK Finance Limited (Consumer Discretionary, Consumer Finance, GBP) 144A		4.25	2-28-2047	250,000	327,513
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A		6.25	2-15-2022	1,000,000	1,092,500
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles) 144A		3.50	3-15-2020	1,200,000	1,215,000

					5,285,266

Total Yankee Corporate Bonds and Notes (Cost $17,757,881)					18,195,741

		Yield		Shares
Short-Term Investments : 1.55%

Investment Companies : 1.55%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86		9,226,064	9,226,064

Total Short-Term Investments (Cost $9,226,064)					9,226,064

Total investments in securities (Cost $580,720,965)*	98.40%				586,868,686
Other assets and liabilities, net	1.60				9,521,875

Total net assets	100.00%				$596,390,561

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
@	Foreign bond principal is denominated in the local currency of the issuer.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $583,809,917 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,266,901
Gross unrealized losses	(20,208,132)

Net unrealized gains	$3,058,769

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
DKK	Danish krone
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint

Wells Fargo International Bond Fund	Portfolio of investments — June 30, 2017 (unaudited)

JPY	Japanese yen
IDR	Indonesian rupiah
LLC	Limited liability company
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
plc	Public limited company
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Corporate bonds and notes	$0	$29,722,100	$0	$29,722,100
Foreign corporate bonds and notes	0	80,382,878	0	80,382,878
Foreign government bond	0	391,767,753	0	391,767,753
U.S. treasury securities	57,574,150	0	0	57,574,150
Yankee corporate bonds and notes	0	18,195,741	0	18,195,741
Short-term investments
Investment companies	9,226,064	0	0	9,226,064

	66,800,214	520,068,472	0	586,868,686
Forward foreign currency contracts	0	8,054,079	0	8,054,079

Total assets	$66,800,214	$528,122,551	$0	$594,922,765

Liabilities
Forward foreign currency contracts	$0	$5,171,152	$0	$5,171,152

Total liabilities	$0	$5,171,152	$0	$5,171,152

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended June 30, 2017, the Fund entered into forward foreign currency contracts for hedging purposes.

At June 30, 2017, the Fund had foreign currency outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at June 30, 2017	In exchange for U.S. $	Unrealized gains (losses)
7-18-2017	State Street Bank	31,000,000 EUR	$35,430,212	$33,076,380	$2,353,832
7-25-2017	State Street Bank	19,500,000 CAD	15,042,685	14,560,693	481,992
8-15-2017	State Street Bank	7,150,000,000 JPY	63,678,647	62,885,338	793,309
8-24-2017	State Street Bank	31,000,000 EUR	35,497,525	35,016,531	480,994
9-13-2017	State Street Bank	9,200,000 GBP	12,008,074	11,961,656	46,418
9-13-2017	State Street Bank	87,000,000 DKK	13,415,198	11,704,035	1,711,163
9-13-2017	State Street Bank	2,800,000 GBP	3,654,631	3,166,343	488,288
9-18-2017	State Street Bank	80,000,000 EUR	91,729,670	90,122,960	1,606,710
9-19-2017	State Street Bank	6,550,000,000 JPY	58,426,162	59,962,741	(1,536,579)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at June 30, 2017	In exchange for U.S. $	Unrealized gains (losses)
7-25-2017	State Street Bank	19,500,000 CAD	$15,042,685	$14,226,868	$(815,817)
8-15-2017	State Street Bank	575,000,000 THB	16,926,769	16,518,052	(408,717)
8-22-2017	State Street Bank	100,000,000 PLN	26,979,379	26,393,581	(585,798)
8-22-2017	State Street Bank	3,550,000,000 HUF	13,153,945	12,816,347	(337,598)
8-30-2017	State Street Bank	17,500,000 BRL	5,221,336	5,240,462	19,126
9-6-2017	State Street Bank	96,500,000 ZAR	7,298,441	7,370,688	72,247
9-13-2017	State Street Bank	87,000,000 DKK	13,415,198	13,210,842	(204,356)
9-14-2017	State Street Bank	38,000,000 NZD	27,810,446	27,298,440	(512,006)
9-18-2017	State Street Bank	2,650,000 EUR	3,038,545	2,995,483	(43,062)
9-20-2017	State Street Bank	89,450,000 AUD	68,685,068	67,957,849	(727,219)

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 8.98%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$306,437
Ascentium Equipment Receivables LLC Series 2016-1A Class B 144A	2.85	7-10-2020	400,000	404,525
Avis Budget Rental Car Funding LLC Series 2012-3A Class B 144A	3.04	3-20-2019	250,000	251,305
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	632,358
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	500,000	507,977
Conn Funding II LP Series 2017-A Class A 144A	3.20	5-15-2020	182,607	182,852
Hertz Fleet Lease Funding LP Series 2014-1 Class C 144A±	2.27	4-10-2028	600,000	597,709
SoFi Consumer Loan Program Trust Series 2016-3A 144A	3.05	12-26-2025	437,005	441,095
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	314,953	317,998

Total Asset-Backed Securities (Cost $3,643,071)				3,642,256

			Shares
Common Stocks : 0.09%

Utilities : 0.09%

Independent Power & Renewable Electricity Producers : 0.09%
Vistra Energy Corporation			2,270	38,113

Total Common Stocks (Cost $133,497)				38,113

			Principal
Corporate Bonds and Notes : 34.93%

Consumer Discretionary : 10.50%

Auto Components : 0.13%
Allison Transmission Incorporated 144A	5.00	10-1-2024	$50,000	51,250

Automobiles : 0.83%
Ford Motor Company	7.45	7-16-2031	265,000	335,092

Distributors : 0.44%
LKQ Corporation	4.75	5-15-2023	175,000	178,500

Hotels, Restaurants & Leisure : 0.83%
Brinker International Incorporated 144A	5.00	10-1-2024	25,000	24,875
International Game Technology plc 144A	4.75	2-15-2023	250,000	311,071

				335,946

Household Durables : 0.52%
D.R. Horton Incorporated	4.38	9-15-2022	200,000	212,853

Internet & Direct Marketing Retail : 0.57%
Netflix Incorporated 144A	3.63	5-15-2027	200,000	232,142

Media : 5.43%
Altice US Finance I Corporation 144A	5.50	5-15-2026	275,000	288,750
CCO Holdings LLC 144A	5.13	5-1-2023	35,000	36,750
CCO Holdings LLC	5.25	9-30-2022	50,000	51,470
CCO Holdings LLC 144A	5.38	5-1-2025	150,000	159,750
Charter Communications Operating LLC	4.91	7-23-2025	400,000	432,161
Discovery Communications LLC	3.80	3-13-2024	265,000	267,889
Gray Television Incorporated 144A	5.13	10-15-2024	50,000	50,500
Gray Television Incorporated 144A	5.88	7-15-2026	50,000	51,000
Interpublic Group Company	4.20	4-15-2024	250,000	263,277
National CineMedia LLC	5.75	8-15-2026	50,000	48,500
National CineMedia LLC	6.00	4-15-2022	75,000	76,688
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	50,000	52,313

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Nielsen Finance LLC 144A	5.00%	4-15-2022	$100,000	$103,750
Salem Media Group Incorporated 144A	6.75	6-1-2024	50,000	51,125
Time Warner Cable Incorporated	3.80	2-15-2027	265,000	266,819

				2,200,742

Multiline Retail : 1.08%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	250,000	247,938
Nordstrom Incorporated	5.00	1-15-2044	200,000	190,794

				438,732

Specialty Retail : 0.55%
Asbury Automotive Group Incorporated	6.00	12-15-2024	75,000	76,313
Group 1 Automotive Incorporated	5.00	6-1-2022	25,000	25,375
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	51,625
Sonic Automotive Incorporated	5.00	5-15-2023	75,000	71,344

				224,657

Textiles, Apparel & Luxury Goods : 0.12%
Wolverine World Wide Company 144A	5.00	9-1-2026	50,000	49,313

Consumer Staples : 1.52%

Beverages : 0.67%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	265,000	273,048

Food Products : 0.85%
Kraft Heinz Foods Company	2.25	5-25-2028	300,000	342,773

Energy : 3.39%

Energy Equipment & Services : 1.10%
Era Group Incorporated	7.75	12-15-2022	40,000	35,900
Hilcorp Energy Company 144A	5.75	10-1-2025	75,000	70,688
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	25,000	18,125
NGPL PipeCo LLC 144A	7.77	12-15-2037	175,000	208,250
PHI Incorporated	5.25	3-15-2019	120,000	111,000

				443,963

Oil, Gas & Consumable Fuels : 2.29%
Enable Midstream Partner LP	3.90	5-15-2024	25,000	24,794
EnLink Midstream LLC	4.40	4-1-2024	50,000	50,764
Exterran Partners LP	6.00	4-1-2021	50,000	48,750
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	200,000	218,000
Rose Rock Midstream LP	5.63	11-15-2023	100,000	95,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	100,000	108,859
Sabine Pass Liquefaction LLC	5.88	6-30-2026	75,000	83,940
Southwestern Energy Company	6.70	1-23-2025	75,000	73,313
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	175,000	177,188
Ultra Resources Incorporated 144A	6.88	4-15-2022	25,000	24,813
Ultra Resources Incorporated 144A	7.13	4-15-2025	25,000	24,656

				930,077

Financials : 7.30%

Banks : 2.32%
Bank of America Corporation ±	6.30	12-29-2049	265,000	297,131
International Finance Corporation	7.80	6-3-2019	12,000,000	192,635
JPMorgan Chase & Company ±	6.00	12-31-2049	180,000	193,837

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
PNC Financial Services ±	5.00%	12-29-2049	$250,000	$257,500

				941,103

Capital Markets : 1.26%
Goldman Sachs Group Incorporated	4.25	10-21-2025	265,000	273,945
Morgan Stanley	3.63	1-20-2027	235,000	236,500

				510,445

Consumer Finance : 0.99%
Arch Capital Finance LLC	4.01	12-15-2026	125,000	128,958
FirstCash Incorporated 144A	5.38	6-1-2024	25,000	26,094
General Motors Financial Company Incorporated	3.20	7-6-2021	200,000	202,229
Springleaf Finance Corporation	8.25	10-1-2023	40,000	44,700

				401,981

Diversified Financial Services : 0.96%
Brookfield Finance LLC	4.00	4-1-2024	200,000	205,104
LPL Holdings Incorporated 144A	5.75	9-15-2025	175,000	182,000

				387,104

Insurance : 1.77%
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	212,159
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	30,000	30,075
HUB International Limited 144A	7.88	10-1-2021	100,000	104,250
Lincoln National Corporation	7.00	6-15-2040	105,000	141,173
MetLife Incorporated	6.40	12-15-2066	200,000	231,000

				718,657

Health Care : 2.07%

Health Care Providers & Services : 2.07%
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	100,000	100,250
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	200,000	203,000
Express Scripts Holding Company	3.40	3-1-2027	250,000	241,307
Highmark Incorporated 144A	6.13	5-15-2041	100,000	99,042
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	75,000	79,969
Vizient Incorporated 144A	10.38	3-1-2024	100,000	115,000

				838,568

Industrials : 1.10%

Airlines : 0.25%
American Airlines Incorporated	4.38	4-1-2024	97,389	99,459

Commercial Services & Supplies : 0.85%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	100,000	103,000
Covanta Holding Corporation	5.88	3-1-2024	145,000	141,375
KAR Auction Services Incorporated 144A	5.13	6-1-2025	100,000	101,875

				346,250

Information Technology : 2.94%

Electronic Equipment, Instruments & Components : 0.68%
Arrow Electronics Incorporated	3.50	4-1-2022	165,000	168,543

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corporation «	7.25%	10-15-2022	$100,000	$106,250

				274,793

Internet Software & Services : 0.20%
Zayo Group LLC	6.38	5-15-2025	75,000	80,953

IT Services : 0.57%
Cardtronics Incorporated	5.13	8-1-2022	150,000	152,250
Gartner Incorporated 144A	5.13	4-1-2025	75,000	78,781

				231,031

Semiconductors & Semiconductor Equipment : 0.69%
KLA-Tencor Corporation	4.13	11-1-2021	265,000	280,366

Technology Hardware, Storage & Peripherals : 0.80%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	75,000	96,902
NCR Corporation	5.88	12-15-2021	210,000	218,400
NCR Corporation	6.38	12-15-2023	10,000	10,725

				326,027

Materials : 0.55%

Containers & Packaging : 0.55%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	200,000	224,500

Real Estate : 2.45%

Equity REITs : 1.81%
American Tower Corporation	4.00	6-1-2025	250,000	258,973
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	88,506
Omega Healthcare Investors Incorporated	4.50	1-15-2025	175,000	177,213
SBA Communications Corporation	4.88	7-15-2022	100,000	103,000
The Geo Group Incorporated	5.88	10-15-2024	100,000	103,250

				730,942

Real Estate Management & Development : 0.64%
CBRE Services Incorporated	5.00	3-15-2023	250,000	260,469

Telecommunication Services : 1.79%

Diversified Telecommunication Services : 0.58%
AT&T Incorporated	5.25	3-1-2037	135,000	143,981
GCI Incorporated	6.75	6-1-2021	90,000	92,250

				236,231

Wireless Telecommunication Services : 1.21%
CC Holdings GS V LLC	3.85	4-15-2023	265,000	278,552
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	164,625
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	21,625
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	26,688

				491,490

Utilities : 1.32%

Independent Power & Renewable Electricity Producers : 0.63%
NSG Holdings LLC 144A	7.75	12-15-2025	92,803	99,763

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
Pattern Energy Group Incorporated 144A	5.88%	2-1-2024	$150,000	$157,875

				257,638

Multi-Utilities : 0.69%
Puget Energy Incorporated	5.63	7-15-2022	250,000	279,263

Total Corporate Bonds and Notes (Cost $13,739,733)				14,166,358

Foreign Corporate Bonds and Notes @: 2.64%

Consumer Discretionary : 0.76%

Hotels, Restaurants & Leisure : 0.76%
Schumann SpA 144A (EUR)	7.00	7-31-2023	125,000	142,054
William Hill plc (GBP)	4.88	9-7-2023	125,000	166,925

				308,979

Energy : 0.31%

Oil, Gas & Consumable Fuels : 0.31%
TOTAL SA ± (EUR)	3.88	12-29-2049	100,000	123,341

Financials : 0.98%

Banks : 0.27%
ATF Netherlands BV (EUR)	1.50	7-15-2024	100,000	111,919

Diversified Financial Services : 0.71%
Arrow Global Finance plc 144A (GBP)	5.13	9-15-2024	125,000	168,504
LYB International Finance BV (EUR)	1.88	3-2-2022	100,000	118,055

				286,559

Telecommunication Services : 0.29%

Diversified Telecommunication Services : 0.29%
Cellnex Telecom SA (EUR)	2.38	1-16-2024	100,000	117,652

Utilities : 0.30%

Electric Utilities : 0.30%
Ie2 Holdco SA (EUR)	2.88	6-1-2026	100,000	122,324

Total Foreign Corporate Bonds and Notes (Cost $1,069,857)				1,070,774

Foreign Government Bonds @: 3.40%
Brazil (BRL)	10.00	1-1-2021	640,000	193,461
Brazil (BRL)	10.00	1-1-2027	615,000	180,351
Colombia (COP)	7.00	9-11-2019	720,000,000	244,476
Indonesia (IDR)	7.88	4-15-2019	4,100,000,000	315,402
Mexico (MXN)	6.50	6-9-2022	4,600,000	251,978
Republic of South Africa (ZAR)	6.75	3-31-2021	2,600,000	192,260

Total Foreign Government Bonds (Cost $1,407,254)				1,377,928

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Loans : 12.25%

Consumer Discretionary : 3.18%

Auto Components : 0.21%
Allison Transmission Incorporated ±	3.22%	9-23-2022	$84,397	$84,722

Distributors : 0.75%
Spin Holdco Incorporated ±	4.97	11-14-2022	306,364	304,373

Hotels, Restaurants & Leisure : 1.31%
Belmond Interfin Limited ±<	0.00	6-21-2024	100,000	99,875
Belmond Interfin Limited ±	6.25	3-21-2021	101,588	101,714
CCM Merger Incorporated ±	3.98	8-8-2021	228,323	228,837
La Quinta Intermediate Holdings LLC ±	3.91	4-14-2021	98,990	99,330

				529,756

Household Products : 0.18%
Anchor Glass Container Corporation ±	4.38	12-7-2023	74,625	74,958

Media : 0.73%
Altice US Finance I Corporation ±	3.47	7-28-2025	149,249	147,757
Learfield Communications Incorporated ±	4.48	12-1-2023	149,250	149,810

				297,567

Energy : 0.68%

Energy Equipment & Services : 0.25%
Hummel Station LLC ±	7.23	10-27-2022	112,613	103,604

Oil, Gas & Consumable Fuels : 0.43%
Ultra Resources Incorporated ±	4.12	4-12-2024	50,000	49,625
Veresen Midstream LP ±	4.73	3-31-2022	123,734	123,503

				173,128

Financials : 0.86%

Diversified Financial Services : 0.37%
LPL Holdings Incorporated ±	3.82	3-11-2024	149,625	149,906

Insurance : 0.49%
Alliant Holdings I LLC ±	4.42	8-12-2022	198,987	198,589

Health Care : 2.01%

Health Care Equipment & Supplies : 0.61%
Kinetic Concepts Incorporated ±	4.55	2-2-2024	250,000	248,645

Health Care Providers & Services : 0.50%
Community Health Systems Incorporated ±	4.16	1-27-2021	55,748	55,626
Surgery Center Holdings Incorporated ±	4.83	11-3-2020	48,751	48,903
TeamHealth Incorporated ±	3.98	2-6-2024	99,750	98,846

				203,375

Health Care Technology : 0.62%
Change Healthcare Holdings Incorporated ±	3.98	3-1-2024	249,375	249,270

Pharmaceuticals : 0.28%
Valeant Pharmaceuticals International Incorporated ±	5.83	4-1-2022	113,383	114,872

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.74%

Aerospace & Defense : 0.25%
TransDigm Incorporated ±	4.29%	6-4-2021	$98,980	$98,869

Commercial Services & Supplies : 0.46%
KAR Auction Services Incorporated ±	3.56	3-11-2021	88,336	88,851
Sedgwick Claims Management Services Incorporated ±	3.98	3-1-2021	98,977	98,924

				187,775

Transportation Infrastructure : 0.03%
OSG Bulk Ships Incorporated ±	5.43	8-5-2019	11,865	11,242

Information Technology : 2.13%

Electronic Equipment, Instruments & Components : 0.99%
Dell Incorporated ±	3.73	9-7-2023	399,000	400,329

Internet Software & Services : 0.35%
Applied Systems Incorporated ±	4.55	1-25-2021	142,634	143,465

IT Services : 0.79%
First Data Corporation ±	3.47	7-8-2022	320,667	320,016

Materials : 0.58%

Containers & Packaging : 0.58%
Berry Plastics Corporation ±	3.68	10-1-2022	84,961	85,008
Reynolds Group Holdings Incorporated ±	4.23	2-5-2023	148,877	148,986

				233,994

Real Estate : 0.69%

Equity REITs : 0.49%
The GEO Group Incorporated ±	3.33	3-22-2024	199,500	199,626

Real Estate Management & Development : 0.20%
Capital Automotive LP ±	4.22	3-24-2024	77,825	78,370

Telecommunication Services : 1.38%

Diversified Telecommunication Services : 0.84%
Intelsat Jackson Holdings SA ±	4.00	6-30-2019	240,332	238,116
Level 3 Financing Incorporated ±	3.47	2-22-2024	101,410	101,601

				339,717

Wireless Telecommunication Services : 0.54%
Syniverse Holdings Incorporated ±	4.30	4-23-2019	236,570	220,601

Total Loans (Cost $5,001,774)				4,966,769

Municipal Obligations : 2.24%

Illinois : 1.07%
Chicago IL Refunding Bonds Taxable Project Series E (GO Revenue)	6.05	1-1-2029	200,000	200,820
Chicago IL Transit Authority Taxable Pension Funding Series A (Tax Revenue)	6.90	12-1-2040	100,000	127,169
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	100,000	93,588

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue) ¤	0.00%	12-15-2051	$85,000	$11,111

				432,688

Maryland : 0.25%
Maryland Health & HEFAR Green Street Academy Series B (Education Revenue) 144A	6.75	7-1-2023	100,000	99,563

Michigan : 0.08%
Wayne County MI Series 2016 (GO Revenue)	4.25	12-1-2018	33,000	33,364

New York : 0.25%
Oyster Bay NY (GO Revenue)	3.25	2-1-2018	100,000	100,008

Texas : 0.59%
North Texas Tollway Authority Build America Bonds Subordinate Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	210,000	240,956

Total Municipal Obligations (Cost $914,300)				906,579

Non-Agency Mortgage-Backed Securities : 12.23%
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	435,669	436,770
ACAS CLO Limited Trust Series 2015-1A Class B 144A±	3.26	4-18-2027	500,000	499,996
ALM Loan Funding Series 2015-16A Class A2R (a)144A±%%	1.00	7-15-2027	410,000	410,000
BB-UBS Trust Series 2012-TFT Class C 144A±	3.58	6-5-2030	150,000	145,600
BCC Funding Corporation Series 2016-1 Class B 144A	2.73	4-20-2022	400,000	399,166
Chicago Skyscraper Trust Series 2017-SKY Class C 144A±	2.24	2-15-2030	436,000	437,021
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B 144A	4.31	5-16-2022	450,000	454,054
Commercial Mortgage Trust Series 2015-LC23 Class C ±	4.80	10-10-2048	300,000	309,831
Finnish Real Estate Management Federation Mortgage Trust Series 2017-K724 Class B 144A±	3.60	11-25-2023	400,000	392,427
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±	4.66	9-10-2047	325,000	272,118
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±	4.82	4-15-2047	493,000	439,702
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	500,000	495,628
Textainer Marine Containers Limited Series 2017-1A Class B 144A	4.85	5-20-2042	166,971	167,500
Textainer Marine Containers Limited Series 2017-2A Class B 144A	4.75	6-20-2042	100,000	99,989

Total Non-Agency Mortgage-Backed Securities (Cost $4,947,009)				4,959,802

		Expiration date	Shares
Rights : 0.02%

Utilities : 0.02%

Independent Power & Renewable Electricity Producers : 0.02%
Vistra Energy Corporation (i)†		10-10-2024	6,516	6,516

Total Rights (Cost $7,168)				6,516

		Maturity date	Principal
U.S. Treasury Securities : 0.30%
U.S. Treasury Note	1.63	2-15-2026	$130,000	123,535

Total U.S. Treasury Securities (Cost $126,905)				123,535

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 10.08%

Consumer Staples : 0.39%

Food & Staples Retailing : 0.39%
Delhaize Group SA	5.70%	10-1-2040	$135,000	$157,705

Energy : 0.80%

Oil, Gas & Consumable Fuels : 0.80%
Comision Federal de Electricidad 144A	4.75	2-23-2027	250,000	257,188
Teekay Corporation	8.50	1-15-2020	75,000	68,344

				325,532

Financials : 6.98%

Banks : 3.85%
ABN AMRO Bank NV 144A	4.75	7-28-2025	200,000	210,848
BNP Paribas 144A	3.80	1-10-2024	200,000	208,233
BPCE SA 144A	5.15	7-21-2024	305,000	325,878
Credit Agricole SA 144A±	8.13	12-29-2049	265,000	307,851
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	135,000	142,550
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	100,000	103,500
UBS Group Funding (Jersey) Limited 144A	4.13	9-24-2025	250,000	262,083

				1,560,943

Capital Markets : 0.66%
Credit Suisse Group AG 144A	3.57	1-9-2023	260,000	266,593

Diversified Financial Services : 0.71%
Deutsche Bank AG	6.00	9-1-2017	285,000	286,881

Insurance : 1.76%
Qatar Reinsurance Company Limited ±	4.95	12-31-2099	200,000	200,000
Validus Holdings Limited	8.88	1-26-2040	200,000	289,591
XLIT Limited ±	3.25	6-29-2047	200,000	226,036

				715,627

Health Care : 0.81%

Pharmaceuticals : 0.81%
Teva Pharmaceutical Finance BV	2.20	7-21-2021	265,000	260,114
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	25,000	21,219
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	25,000	21,156
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	25,000	26,281

				328,770

Industrials : 0.79%

Commercial Services & Supplies : 0.26%
GFL Environmental Incorporated 144A	5.63	5-1-2022	25,000	25,563
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	75,000	78,188

				103,751

Professional Services : 0.53%
IHS Markit Limited 144A	4.75	2-15-2025	200,000	214,750

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Strategic Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.31%

Diversified Telecommunication Services : 0.31%
Intelsat Jackson Holdings SA		5.50%	8-1-2023	$100,000	$82,750
Intelsat Luxembourg SA		8.13	6-1-2023	85,000	45,050

					127,800

Total Yankee Corporate Bonds and Notes (Cost $4,014,427)					4,088,352

Yankee Government Bonds : 5.23%
Bermuda 144A		3.72	1-25-2027	250,000	250,958
Federal Democratic Republic of Ethiopia		6.63	12-11-2024	200,000	198,100
Province of Cordoba 144A%%		7.13	8-1-2027	200,000	198,778
Province of Santa Fe		7.00	3-23-2023	200,000	208,466
Republic of Chile		3.86	6-21-2047	200,000	200,500
Republic of Ghana		9.25	9-15-2022	200,000	215,602
Republic of Honduras		6.25	1-19-2027	200,000	206,500
Republic of Sri Lanka		5.75	1-18-2022	200,000	207,049
Socialist Republic of Vietnam		4.80	11-19-2024	200,000	210,186
The Dominican Republic		6.88	1-29-2026	200,000	223,250

Total Yankee Government Bonds (Cost $2,060,976)					2,119,389

		Yield		Shares
Short-Term Investments : 9.02%

Investment Companies : 8.50%
Securities Lending Cash Investment LLC (l)(r)(u)		1.39		104,727	104,738
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.86		3,343,732	3,343,732

					3,448,470

				Principal
U.S. Treasury Securities : 0.52%
U.S. Treasury Bill (z)#		0.95	9-14-2017	$210,000	209,597

Total Short-Term Investments (Cost $3,658,050)					3,658,067

Total investments in securities (Cost $40,724,021)*	101.41%				41,124,438
Other assets and liabilities, net	(1.41)				(570,975)

Total net assets	100.00%				$40,553,463

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
<	All or a portion of the position represents an unfunded loan commitment.
¤	The security is issued in zero coupon form with no periodic interest payments.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2017 (unaudited)

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $40,726,827 and unrealized gains (losses) consists of:

Gross unrealized gains	$770,067
Gross unrealized losses	(372,456)

Net unrealized gains	$397,611

Abbreviations:
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
COP	Colombian peso
EUR	Euro
GBP	Great British pound
GO	General obligation
HEFAR	Higher education facilities authority revenue
IDR	Indonesian rupiah
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
plc	Public limited company
REIT	Real estate investment trust
ZAR	South African rand

Wells Fargo Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund

NOTES TO FINANCIAL STATEMENTS continued

receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of June 30, 2017, the Fund had unfunded loan commitments of $99,500.

Futures contracts

The Fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

NOTES TO FINANCIAL STATEMENTS continued

Any premiums paid or received on the transactions are recorded as an asset or liability and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$3,642,256	$0	$3,642,256
Common stocks
Utilities	38,113	0	0	38,113
Corporate bonds and notes	0	14,166,358	0	14,166,358
Foreign corporate bonds and notes	0	1,070,774	0	1,070,774
Foreign government bonds	0	1,377,928	0	1,377,928
Loans	0	4,500,524	466,245	4,966,769
Municipal obligations	0	906,579	0	906,579
Non-agency mortgage-backed securities	0	4,959,802	0	4,959,802
Rights
Utilities	0	6,516	0	6,516
U.S. Treasury securities	123,535	0	0	123,535
Yankee corporate bonds and notes	0	4,088,352	0	4,088,352
Yankee government bonds	0	2,119,389	0	2,119,389
Short-term investments
Investment companies	3,343,732	0	0	3,343,732
U.S. Treasury securities	209,597	0	0	209,597
Investments measured at net asset value*				104,738

	3,714,977	36,838,478	466,245	41,124,438

NOTES TO FINANCIAL STATEMENTS continued

Forward foreign currency contracts	0	16,367	0	16,367
Futures contracts	12,922	0	0	12,922

Total assets	$3,727,899	$36,854,845	$466,245	$41,153,727

Liabilities
Credit default swap contracts	$0	$35,327	$0	$35,327
Forward foreign currency contracts	0	32,403	0	32,403

Total liabilities	$0	$67,730	$0	$67,730

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $104,738 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of September 30, 2016	$349,964
Accrued discounts (premiums)	61
Realized gains (losses)	(506)
Change in unrealized gains (losses)	3,014
Purchases	248,750
Sales	(200,452)
Transfers into Level 3	114,846
Transfers out of Level 3	(49,432)

Balance as of June 30, 2017	$466,245

Change in unrealized gains (losses) relating to securities still held at June 30, 2017	$2,390

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the nine months ended June 30, 2017, the Fund entered into futures contracts to manage duration exposure.

At June 30, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2017	Unrealized gains (losses)
9-7-2017	JPMorgan	2 Short	Euro Bond Futures	$263,400	$157
9-20-2017	JPMorgan	4 Short	Ultra U.S. Treasury Bonds	663,500	(8,111)
9-20-2017	JPMorgan	24 Short	10-Year U.S. Treasury Notes	3,012,750	10,804
9-29-2017	JPMorgan	11 Short	2-Year U.S. Treasury Notes	2,377,203	3,420
9-29-2017	JPMorgan	13 Short	5-Year U.S. Treasury Notes	1,531,867	3,941

During the nine months ended June 30, 2017, the Fund entered into forward foreign currency contracts for hedging purposes.

NOTES TO FINANCIAL STATEMENTS continued

At June 30, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at June 30, 2017	In exchange for U.S. $	Unrealized gains (losses)
7-3-2017	State Street Bank	1,313,536 MXN	$72,376	$70,000	$2,376
7-5-2017	State Street Bank	752,500,000 COP	246,925	257,573	(10,648)
7-24-2017	State Street Bank	165,879 CAD	127,960	125,000	2,960
8-3-2017	State Street Bank	1,266,986 MXN	69,491	70,000	(509)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at June 30, 2017	In exchange for U.S. $	Unrealized gains (losses)
7-5-2017	State Street Bank	752,500,000 COP	$246,925	$257,441	$10,516
7-24-2017	State Street Bank	5,567,735 JPY	49,542	50,000	458
7-31-2017	State Street Bank	4,250,000,000 IDR	317,985	318,042	57
9-29-2017	Citibank	500,000 EUR	573,663	562,141	(11,522)
9-29-2017	Citibank	500,000 EUR	573,663	565,245	(8,418)
9-29-2017	Citibank	450,000 EUR	516,296	515,578	(718)
9-29-2017	Citibank	105,000 EUR	120,469	120,052	(417)
9-29-2017	Citibank	250,000 GBP	326,474	326,303	(171)

During the nine months ended June 30, 2017, the Fund entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At June 30, 2017, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on an index – Buy protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments made	Value	Premiums received	Unrealized gains
6-20-2022	JPMorgan	Markit CDX North America High Yield Index	$500,000	1.00%	$(35,327)	$(38,009)	$2,682

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 95.83%

Consumer Discretionary : 19.26%

Auto Components : 1.41%
Tenneco Automotive Incorporated	64,100	$3,706,903

Automobiles : 1.67%
Winnebago Industries Incorporated «	125,000	4,375,000

Hotels, Restaurants & Leisure : 0.91%
Brinker International Incorporated «	62,700	2,388,870

Household Durables : 4.17%
Helen of Troy Limited †	41,400	3,895,740
Whirlpool Corporation	36,700	7,032,454

		10,928,194

Media : 2.36%
Omnicom Group Incorporated	74,500	6,176,050

Specialty Retail : 2.87%
Penske Auto Group Incorporated	62,100	2,726,811
Sally Beauty Holdings Incorporated †	236,300	4,785,075

		7,511,886

Textiles, Apparel & Luxury Goods : 5.87%
Gildan Activewear Incorporated	309,600	9,514,008
HanesBrands Incorporated «	253,400	5,868,744

		15,382,752

Consumer Staples : 1.57%

Food & Staples Retailing : 1.57%
United Natural Foods Incorporated †	112,000	4,110,400

Energy : 1.66%

Oil, Gas & Consumable Fuels : 1.66%
World Fuel Services Corporation	113,300	4,356,385

Financials : 23.91%
Banks : 4.43%
Commerce Bancshares Incorporated	43,003	2,443,861
SVB Financial Group †	19,400	3,410,326
TCF Financial Corporation	360,600	5,747,964

		11,602,151

Capital Markets : 2.56%
State Street Corporation	74,800	6,711,804

Consumer Finance : 7.88%
First Cash Financial Services Incorporated	166,700	9,718,610
PRA Group Incorporated †	177,100	6,712,090
Synchrony Financial	141,100	4,207,602

		20,638,302

Insurance : 9.04%
FNF Group	187,400	8,401,142
RenaissanceRe Holdings Limited	48,500	6,743,925
The Progressive Corporation	137,100	6,044,739

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

Security name	Shares	Value
Insurance (continued)
Torchmark Corporation	32,800	$2,509,200

		23,699,006

Health Care : 9.91%

Health Care Providers & Services : 7.88%
Cardinal Health Incorporated	84,400	6,576,448
Laboratory Corporation of America Holdings †	51,700	7,969,038
MEDNAX Incorporated †	101,400	6,121,518

		20,667,004

Pharmaceuticals : 2.03%
Perrigo Company plc «	70,400	5,316,608

Industrials : 18.55%

Aerospace & Defense : 2.12%
Rockwell Collins Incorporated	53,000	5,569,240

Building Products : 2.06%
Quanex Building Products Corporation	254,700	5,386,905

Commercial Services & Supplies : 1.44%
Tetra Tech Incorporated	82,800	3,788,100

Electrical Equipment : 3.84%
AMETEK Incorporated	82,400	4,990,968
Eaton Corporation plc	65,100	5,066,733

		10,057,701

Machinery : 6.16%
Donaldson Company Incorporated	76,600	3,488,364
Graco Incorporated	23,700	2,589,936
Parker-Hannifin Corporation	18,000	2,876,760
Snap-on Incorporated	16,400	2,591,200
Woodward Governor Company	67,900	4,588,682

		16,134,942

Trading Companies & Distributors : 2.93%
AerCap Holdings NV †	165,300	7,674,879

Information Technology : 7.77%

Electronic Equipment, Instruments & Components : 1.37%
TE Connectivity Limited	45,600	3,587,808

IT Services : 5.16%
Alliance Data Systems Corporation	16,100	4,132,709
Genpact Limited	252,000	7,013,160
The Western Union Company	124,700	2,375,535

		13,521,404

Semiconductors & Semiconductor Equipment : 1.24%
Analog Devices Incorporated	11,140	866,692
Entegris Incorporated †	108,300	2,377,185

		3,243,877

Materials : 11.43%

Chemicals : 2.48%
Axalta Coating Systems Limited †	203,000	6,504,120

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name			Shares	Value
Containers & Packaging : 4.52%
Ball Corporation			136,000	$5,740,560
Crown Holdings Incorporated †			102,300	6,103,218

				11,843,778

Metals & Mining : 2.13%
Reliance Steel & Aluminum Company			76,500	5,569,965

Paper & Forest Products : 2.30%
Schweitzer-Mauduit International Incorporated			161,800	6,023,814

Real Estate : 1.77%

Real Estate Management & Development : 1.77%
CBRE Group Incorporated Class A †			127,200	4,630,080

Total Common Stocks (Cost $203,873,350)				251,107,928

		Yield
Short-Term Investments : 8.24%

Investment Companies : 8.24%
Securities Lending Cash Investment LLC (l)(u)(r)		1.39%	10,959,053	10,960,149
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86	10,638,261	10,638,261

Total Short-Term Investments (Cost $21,598,171)				21,598,410

Total investments in securities (Cost $225,471,521)*	104.07%			272,706,338
Other assets and liabilities, net	(4.07)			(10,671,753)

Total net assets	100.00%			$262,034,585

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $226,158,316 and unrealized gains (losses) consists of:

Gross unrealized gains	$50,242,784
Gross unrealized losses	(3,694,762)

Net unrealized gains	$46,548,022

Abbreviations:
LLC	Limited liability company
plc	Public limited company

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$50,469,655	$0	$0	$50,469,655
Consumer staples	4,110,400	0	0	4,110,400
Energy	4,356,385	0	0	4,356,385
Financials	62,651,263	0	0	62,651,263
Health care	25,983,612	0	0	25,983,612
Industrials	48,611,767	0	0	48,611,767
Information technology	20,353,089	0	0	20,353,089
Materials	29,941,677	0	0	29,941,677
Real estate	4,630,080	0	0	4,630,080
Short-term investments
Investment companies	10,638,261	0	0	10,638,261
Investments measured at net asset value*				10,960,149

Total assets	$261,746,189	$0	$0	$272,706,338

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $10,960,149 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Common Stock Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.41%

Consumer Discretionary : 9.31%

Auto Components : 1.74%
Dana Incorporated	962,031	$21,482,152

Diversified Consumer Services : 1.09%
Houghton Mifflin Harcourt Company †	1,094,828	13,466,384

Hotels, Restaurants & Leisure : 1.94%
Buffalo Wild Wings Incorporated †	95,630	12,116,321
Jack in the Box Incorporated	121,169	11,935,147

		24,051,468

Household Durables : 1.48%
Mohawk Industries Incorporated †	75,523	18,253,154

Media : 1.13%
Interpublic Group of Companies Incorporated	568,624	13,988,150

Specialty Retail : 1.93%
Tractor Supply Company	258,524	14,014,586
Urban Outfitters Incorporated «†	528,935	9,806,455

		23,821,041

Consumer Staples : 2.27%

Household Products : 1.11%
Church & Dwight Company Incorporated	263,438	13,667,163

Personal Products : 1.16%
Edgewell Personal Care Company †	188,711	14,345,810

Energy : 6.32%

Energy Equipment & Services : 0.54%
Weatherford International plc «†	1,710,589	6,619,979

Oil, Gas & Consumable Fuels : 5.78%
Cimarex Energy Company	143,438	13,484,606
Parsley Energy Incorporated Class A †	412,181	11,438,023
Pioneer Natural Resources Company	75,546	12,055,631
RSP Permian Incorporated †	437,551	14,119,771
Targa Resources Corporation	174,922	7,906,474
WPX Energy Incorporated †	1,286,731	12,429,821

		71,434,326

Financials : 19.69%

Banks : 6.62%
Bank of the Ozarks Incorporated	443,423	20,783,236
First Horizon National Corporation	690,432	12,027,325
MB Financial Incorporated	285,291	12,564,216
PacWest Bancorp	376,754	17,594,412
Sterling BanCorp	806,990	18,762,518

		81,731,707

Capital Markets : 4.44%
E*TRADE Financial Corporation †	756,137	28,755,890
Raymond James Financial Incorporated	325,854	26,140,008

		54,895,898

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Common Stock Fund

Security name	Shares	Value
Insurance : 8.63%
Arch Capital Group Limited †	153,768	$14,345,017
CNO Financial Group Incorporated	1,224,132	25,559,876
Reinsurance Group of America Incorporated	117,806	15,125,112
RenaissanceRe Holdings Limited	97,963	13,621,755
The Progressive Corporation	360,853	15,910,009
Willis Towers Watson plc	151,301	22,008,243

		106,570,012

Health Care : 14.09%

Biotechnology : 1.84%
Alkermes plc †	173,626	10,065,099
BioMarin Pharmaceutical Incorporated †	86,226	7,831,045
Neurocrine Biosciences Incorporated †	106,428	4,895,688

		22,791,832

Health Care Equipment & Supplies : 5.03%
Haemonetics Corporation †	656,590	25,928,739
Hologic Incorporated †	368,960	16,743,405
LivaNova plc †	318,532	19,497,344

		62,169,488

Health Care Providers & Services : 4.37%
Humana Incorporated	64,786	15,588,807
Laboratory Corporation of America Holdings †	155,116	23,909,580
Universal Health Services Incorporated Class B	118,296	14,441,576

		53,939,963

Life Sciences Tools & Services : 2.85%
Agilent Technologies Incorporated	350,700	20,800,017
PerkinElmer Incorporated	210,591	14,349,671

		35,149,688

Industrials : 18.49%

Aerospace & Defense : 0.63%
Hexcel Corporation	147,461	7,784,466

Airlines : 1.16%
Spirit Airlines Incorporated †	277,308	14,322,958

Commercial Services & Supplies : 3.20%
Republic Services Incorporated	233,247	14,864,831
Steelcase Incorporated Class A	948,846	13,283,844
Stericycle Incorporated †	150,080	11,454,106

		39,602,781

Electrical Equipment : 4.34%
AMETEK Incorporated	275,787	16,704,419
Hubbell Incorporated	154,033	17,431,915
Sensata Technologies Holding NV «†	456,945	19,520,690

		53,657,024

Machinery : 3.63%
Allison Transmission Holdings Incorporated	303,609	11,388,374
Colfax Corporation †	416,943	16,415,046
Wabtec Corporation «	186,083	17,026,595

		44,830,015

Wells Fargo Common Stock Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Road & Rail : 3.06%
Genesee & Wyoming Incorporated Class A †	148,970	$10,188,058
Hertz Global Holdings Incorporated «	1,014,076	11,661,874
Ryder System Incorporated	221,290	15,928,454

		37,778,386

Trading Companies & Distributors : 2.47%
GATX Corporation «	212,776	13,675,114
MRC Global Incorporated †	1,016,827	16,797,982

		30,473,096

Information Technology : 17.15%

Internet Software & Services : 0.87%
Cornerstone OnDemand Incorporated †	300,524	10,743,733

IT Services : 4.71%
Amdocs Limited	214,264	13,811,457
CoreLogic Incorporated †	345,320	14,979,982
Gartner Incorporated †	100,559	12,420,042
Global Payments Incorporated	188,062	16,985,760

		58,197,241

Semiconductors & Semiconductor Equipment : 4.67%
Integrated Device Technology Incorporated †	530,405	13,679,145
Maxim Integrated Products Incorporated	197,292	8,858,411
ON Semiconductor Corporation †	1,314,020	18,448,841
Skyworks Solutions Incorporated	174,801	16,772,156

		57,758,553

Software : 5.40%
Fortinet Incorporated †	378,717	14,179,164
Nuance Communications Incorporated †	710,028	12,361,587
Red Hat Incorporated †	223,656	21,415,062
Zendesk Incorporated †	673,884	18,720,498

		66,676,311

Technology Hardware, Storage & Peripherals : 1.50%
Diebold Incorporated	660,945	18,506,460

Materials : 5.99%

Chemicals : 2.10%
Axalta Coating Systems Limited †	420,504	13,472,948
International Flavors & Fragrances Incorporated	92,123	12,436,605

		25,909,553

Containers & Packaging : 1.16%
Crown Holdings Incorporated †	240,726	14,361,713

Metals & Mining : 2.73%
Royal Gold Incorporated	237,445	18,561,076
Steel Dynamics Incorporated	422,820	15,141,184

		33,702,260

Real Estate : 4.10%

Equity REITs : 4.10%
Camden Property Trust	108,185	9,250,899
Hudson Pacific Properties Incorporated	298,264	10,197,646

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Common Stock Fund

Security name			Shares	Value
Equity REITs (continued)
Physicians Realty Trust			629,976	$12,687,717
SBA Communications Corporation †			136,887	18,466,056

				50,602,318

Total Common Stocks (Cost $854,415,926)				1,203,285,083

Exchange-Traded Funds : 2.32%
SPDR Dow Jones REIT ETF «			135,393	12,588,843
SPDR S&P Biotech ETF «			207,234	15,994,320

Total Exchange-Traded Funds (Cost $21,431,807)				28,583,163

		Yield
Short-Term Investments : 8.62%

Investment Companies : 8.62%
Securities Lending Cash Investment LLC (l)(r)(u)		1.39%	84,718,333	84,726,805
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86	21,779,600	21,779,600

Total Short-Term Investments (Cost $106,504,109)				106,506,405

Total investments in securities (Cost $982,351,842)*	108.35%			1,338,374,651
Other assets and liabilities, net	(8.35)			(103,095,323)

Total net assets	100.00%			$1,235,279,328

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $980,003,088 and unrealized gains (losses) consists of:

Gross unrealized gains	$402,592,550
Gross unrealized losses	(44,220,987)

Net unrealized gains	$358,371,563

Abbreviations:
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$115,062,349	$0	$0	$115,062,349
Consumer staples	28,012,973	0	0	28,012,973
Energy	78,054,305	0	0	78,054,305
Financials	243,197,617	0	0	243,197,617
Health care	174,050,971	0	0	174,050,971
Industrials	228,448,726	0	0	228,448,726
Information technology	211,882,298	0	0	211,882,298
Materials	73,973,526	0	0	73,973,526
Real estate	50,602,318			50,602,318
Exchange-traded funds	28,583,163	0	0	28,583,163
Short-term investments
Investment companies	21,779,600	0	0	21,779,600
Investments measured at net asset value*				84,726,805

Total assets	$1,253,647,846	$0	$0	$1,338,374,651

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $84,726,805 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.12%

Consumer Discretionary : 16.45%

Auto Components : 1.00%
Tenneco Automotive Incorporated	426,600	$24,670,278

Distributors : 1.29%
Pool Corporation	269,333	31,665,481

Diversified Consumer Services : 2.86%
Adtalem Global Education Incorporated	722,700	27,426,465
Bright Horizons Family Solutions Incorporated †	555,107	42,859,811

		70,286,276

Hotels, Restaurants & Leisure : 8.22%
Dave & Buster’s Entertainment Incorporated †	474,494	31,558,596
Hilton Grand Vacations Incorporated †	853,300	30,769,998
Norwegian Cruise Line Holdings Limited †	569,500	30,918,155
Six Flags Entertainment Corporation	671,240	40,012,616
Vail Resorts Incorporated	223,014	45,233,930
Wingstop Incorporated «	755,225	23,336,453

		201,829,748

Media : 1.40%
Cinemark Holdings Incorporated	887,105	34,464,029

Specialty Retail : 1.68%
Burlington Stores Incorporated †	449,165	41,318,688

Consumer Staples : 2.11%

Beverages : 2.11%
Constellation Brands Incorporated Class A	141,857	27,481,957
National Beverage Corporation «	261,100	24,428,516

		51,910,473

Energy : 0.88%

Oil, Gas & Consumable Fuels : 0.88%
Diamondback Energy Incorporated †	243,565	21,631,008

Financials : 3.49%

Capital Markets : 1.30%
Raymond James Financial Incorporated	397,845	31,915,126

Consumer Finance : 1.39%
SLM Corporation †	2,971,000	34,166,500

Thrifts & Mortgage Finance : 0.80%
Radian Group Incorporated	1,210,000	19,783,500

Health Care : 16.58%

Biotechnology : 3.52%
Bioverativ Incorporated †	531,200	31,962,304
bluebird bio Incorporated †	120,200	12,627,010
Exelixis Incorporated †	883,438	21,759,078
Prothena Corporation plc †«	146,868	7,948,496
Seattle Genetics Incorporated †	113,000	5,846,620
Tesaro Incorporated †«	44,700	6,251,742

		86,395,250

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Discovery Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 8.13%
Cantel Medical Corporation	416,613	$32,458,319
DexCom Incorporated †	314,473	23,003,700
Glaukos Corporation †«	539,700	22,381,359
Hill-Rom Holdings Incorporated	9,000	717,259
Hologic Incorporated †	812,900	36,889,402
ICU Medical Incorporated †	201,461	34,752,023
Insulet Corporation †	661,995	33,966,963
Integra LifeSciences Holdings Corporation †	283,667	15,462,688

		199,631,713

Health Care Providers & Services : 2.79%
Amedisys Incorporated †	533,652	33,518,682
Tivity Health Incorporated †	882,069	35,150,450

		68,669,132

Life Sciences Tools & Services : 1.87%
Bio-Rad Laboratories Incorporated Class A †	56,400	12,763,884
Cambrex Corporation †	555,281	33,178,040

		45,941,924

Pharmaceuticals : 0.27%
Neuroderm Limited †	226,100	6,760,390

Industrials : 21.03%

Aerospace & Defense : 3.66%
BWX Technologies Incorporated	919,600	44,830,500
Mercury Computer Systems Incorporated †	782,300	32,927,007
Orbital ATK Incorporated	122,700	12,068,772

		89,826,279

Airlines : 1.41%
Spirit Airlines Incorporated †	671,296	34,672,438

Building Products : 4.77%
A.O. Smith Corporation	614,700	34,626,051
Allegion plc	548,953	44,531,067
Masonite International Corporation †	501,660	37,875,330

		117,032,448

Commercial Services & Supplies : 5.34%
Aqua Metals Incorporated †«	520,900	6,537,295
The Brink’s Company	773,000	51,791,000
Waste Connections Incorporated	1,131,729	72,905,982

		131,234,277

Machinery : 2.08%
Energy Recovery Incorporated †«	732,831	6,075,169
John Bean Technologies Corporation	459,201	45,001,698

		51,076,867

Professional Services : 1.71%
TransUnion†	969,850	42,004,204

Trading Companies & Distributors : 2.06%
GMS Incorporated †	562,600	15,809,060
Univar Incorporated †	1,194,500	34,879,400

		50,688,460

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Information Technology : 32.39%

Electronic Equipment, Instruments & Components : 3.90%
Littelfuse Incorporated	215,224	$35,511,960
National Instruments Corporation	470,000	18,903,400
Universal Display Corporation	379,335	41,442,349

		95,857,709

Internet Software & Services : 6.78%
Box Incorporated Class A †	1,384,100	25,245,984
CoStar Group Incorporated †	125,782	33,156,135
MercadoLibre Incorporated	157,200	39,438,336
Q2 Holdings Incorporated †	523,250	19,334,088
Twilio Incorporated Class A †«	470,800	13,704,988
Yandex NV Class A †	1,362,822	35,760,446

		166,639,977

IT Services : 9.41%
Acxiom Corporation †	1,153,409	29,965,566
Black Knight Financial Services Incorporated Class A †	659,419	27,003,208
EPAM Systems Incorporated †	434,179	36,510,112
Euronet Worldwide Incorporated †	448,272	39,165,525
Square Incorporated Class A †	749,350	17,579,751
Total System Services Incorporated	670,200	39,039,150
WEX Incorporated †	401,900	41,906,113

		231,169,425

Semiconductors & Semiconductor Equipment : 2.50%
Advanced Micro Devices Incorporated †«	1,860,600	23,220,288
Teradyne Incorporated	1,270,400	38,150,112

		61,370,400

Software : 7.98%
Guidewire Software Incorporated †	515,304	35,406,538
Proofpoint Incorporated †	314,044	27,268,441
PTC Incorporated †	677,200	37,327,264
Take-Two Interactive Software Incorporated †	710,300	52,121,814
Ultimate Software Group Incorporated †	208,600	43,818,516

		195,942,573

Technology Hardware, Storage & Peripherals : 1.82%
3D Systems Corporation †«	470,800	8,803,960
NCR Corporation †	878,900	35,894,276

		44,698,236

Materials : 3.82%

Chemicals : 0.78%
Albemarle Corporation	181,900	19,197,726

Construction Materials : 1.15%
Vulcan Materials Company	222,000	28,122,960

Containers & Packaging : 1.89%
Berry Plastics Group Incorporated †	815,233	46,476,433

Telecommunication Services : 1.37%

Diversified Telecommunication Services : 1.37%
Zayo Group Holdings Incorporated †	1,085,905	33,554,465

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Discovery Fund

Security name			Shares	Value
Total Common Stocks (Cost $1,884,625,592)				2,410,604,393

		Yield
Short-Term Investments : 6.20%

Investment Companies : 6.20%
Securities Lending Cash Investment LLC (l)(r)(u)		1.39%	100,032,476	$100,042,479
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86	52,247,488	52,247,488

Total Short-Term Investments (Cost $152,286,979)				152,289,967

Total investments in securities (Cost $2,036,912,571)*	104.32%			2,562,894,360
Other assets and liabilities, net	(4.32)			(106,213,507)

Total net assets	100.00%			$2,456,680,853

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,036,293,838 and unrealized gains (losses) consists of:

Gross unrealized gains	$548,569,403
Gross unrealized losses	(21,968,881)

Net unrealized gains	$526,600,522

Abbreviations:
LLC	Limited liability company
plc	Public limited company

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$404,234,500	$0	$0	$404,234,500
Consumer staples	51,910,473	0	0	51,910,473
Energy	21,631,008	0	0	21,631,008
Financials	85,865,126	0	0	85,865,126
Health care	407,398,409	0	0	407,398,409
Industrials	516,534,973	0	0	516,534,973
Information technology	795,678,320	0	0	795,678,320
Materials	93,797,119	0	0	93,797,119
Telecommunication services	33,554,465	0	0	33,554,465
Short-term investments
Investment companies	52,247,488	0	0	52,247,488
Investments measured at net asset value*				100,042,479

Total assets	$2,462,851,881	$0	$0	$2,562,894,360

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $100,042,479 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.71%

Consumer Discretionary : 16.71%

Auto Components : 1.93%
Delphi Automotive plc	150,085	$13,154,950

Distributors : 0.87%
Pool Corporation	50,650	5,954,921

Diversified Consumer Services : 1.33%
Bright Horizons Family Solutions Incorporated †	116,900	9,025,849

Hotels, Restaurants & Leisure : 6.10%
Hilton Grand Vacations Incorporated †	266,900	9,624,414
Royal Caribbean Cruises Limited	83,500	9,120,705
Six Flags Entertainment Corporation	177,900	10,604,619
Vail Resorts Incorporated	59,817	12,132,682

		41,482,420

Internet & Direct Marketing Retail : 0.52%
Ctrip.com International Limited ADR †	65,600	3,533,216

Media : 2.77%
Cinemark Holdings Incorporated	238,125	9,251,156
Liberty Broadband Corporation Class C †	110,900	9,620,575

		18,871,731

Specialty Retail : 3.19%
Burlington Stores Incorporated †	128,400	11,811,516
CarMax Incorporated «†	157,000	9,900,420

		21,711,936

Consumer Staples : 2.53%

Beverages : 2.53%
Constellation Brands Incorporated Class A	54,400	10,538,912
Monster Beverage Corporation †	134,700	6,691,896

		17,230,808

Energy : 0.83%

Oil, Gas & Consumable Fuels : 0.83%
Diamondback Energy Incorporated †	63,500	5,639,435

Financials : 5.80%

Capital Markets : 4.41%
Intercontinental Exchange Incorporated	208,625	13,752,560
Raymond James Financial Incorporated	117,200	9,401,784
S&P Global Incorporated	47,041	6,867,516

		30,021,860

Consumer Finance : 1.39%
SLM Corporation †	824,900	9,486,350

Health Care : 11.49%

Biotechnology : 3.20%
Bioverativ Incorporated †	137,400	8,267,358
Exelixis Incorporated †	213,500	5,258,505
Incyte Corporation †	56,600	7,126,506
Seattle Genetics Incorporated †	21,500	1,112,410

		21,764,779

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Enterprise Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 7.51%
Boston Scientific Corporation †	305,400	$8,465,688
DexCom Incorporated †	81,900	5,990,985
Edwards Lifesciences Corporation †	114,500	13,538,480
Hill-Rom Holdings Incorporated	2,400	191,269
Hologic Incorporated †	260,800	11,835,104
Integra LifeSciences Holdings Corporation †	61,100	3,330,561
Intuitive Surgical Incorporated †	8,300	7,763,571

		51,115,658

Life Sciences Tools & Services : 0.78%
Bio-Rad Laboratories Incorporated Class A †	23,400	5,295,654

Industrials : 16.88%

Aerospace & Defense : 1.76%
BWX Technologies Incorporated	246,000	11,992,500

Airlines : 1.32%
Spirit Airlines Incorporated †	173,800	8,976,770

Building Products : 4.52%
Allegion plc	151,000	12,249,120
Johnson Controls International plc	200,041	8,673,778
Masonite International Corporation †	130,469	9,850,410

		30,773,308

Commercial Services & Supplies : 2.99%
Waste Connections Incorporated	315,440	20,320,613

Electrical Equipment : 1.50%
Rockwell Automation Incorporated	62,900	10,187,284

Machinery : 1.70%
John Bean Technologies Corporation	118,059	11,569,782

Professional Services : 1.71%
TransUnion†	269,377	11,666,718

Trading Companies & Distributors : 1.38%
Univar Incorporated †	322,200	9,408,240

Information Technology : 33.61%

Electronic Equipment, Instruments & Components : 3.48%
FLIR Systems Incorporated	121,200	4,200,792
National Instruments Corporation	50,700	2,039,154
Universal Display Corporation «	84,200	9,198,850
Zebra Technologies Corporation Class A †	81,500	8,207,506

		23,646,302

Internet Software & Services : 3.80%
Box Incorporated Class A †	367,100	6,695,904
CoStar Group Incorporated †	30,034	7,916,962
MercadoLibre Incorporated	44,800	11,239,424

		25,852,290

IT Services : 11.30%
Acxiom Corporation †	315,000	8,183,700

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name		Shares	Value
IT Services (continued)
Black Knight Financial Services Incorporated Class A †		182,800	$7,485,660
EPAM Systems Incorporated †		104,654	8,800,355
Euronet Worldwide Incorporated †		106,306	9,287,955
Fidelity National Information Services Incorporated		163,800	13,988,520
Square Incorporated Class A †		204,700	4,802,262
Total System Services Incorporated		228,200	13,292,650
WEX Incorporated †		106,300	11,083,901

			76,925,003

Semiconductors & Semiconductor Equipment : 4.17%
Advanced Micro Devices Incorporated «†		439,300	5,482,464
Micron Technology Incorporated †		253,400	7,566,524
NXP Semiconductors NV †		48,400	5,297,380
Teradyne Incorporated		334,900	10,057,047

			28,403,415

Software : 9.45%
Activision Blizzard Incorporated		117,000	6,735,690
Electronic Arts Incorporated †		63,600	6,723,792
Guidewire Software Incorporated †		135,711	9,324,703
Nintendo Company Limited		262,600	10,981,932
PTC Incorporated †		178,200	9,822,384
ServiceNow Incorporated †		87,150	9,237,900
Ultimate Software Group Incorporated «†		54,800	11,511,288

			64,337,689

Technology Hardware, Storage & Peripherals : 1.41%
NCR Corporation †		234,200	9,564,728

Materials : 5.68%

Chemicals : 2.19%
Albemarle Corporation		50,000	5,277,000
The Sherwin-Williams Company		27,400	9,616,304

			14,893,304

Construction Materials : 1.72%
Vulcan Materials Company		92,600	11,730,568

Containers & Packaging : 1.77%
Berry Plastics Group Incorporated †		210,600	12,006,306

Real Estate : 1.85%

Equity REITs : 1.85%
SBA Communications Corporation †		93,500	12,613,150

Telecommunication Services : 1.33%

Diversified Telecommunication Services : 1.33%
Zayo Group Holdings Incorporated †		292,399	9,035,127

Total Common Stocks (Cost $519,438,941)			658,192,664

	Yield
Short-Term Investments : 7.53%

Investment Companies : 7.53%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	21,492,529	21,494,678

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Enterprise Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86%	29,729,760	$29,729,760
Total Short-Term Investments (Cost $51,224,438)				51,224,438

Total investments in securities (Cost $570,663,379)*	104.24%			709,417,102
Other assets and liabilities, net	(4.24)			(28,868,114)

Total net assets	100.00%			$680,548,988

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $570,607,660 and unrealized gains (losses) consists of:

Gross unrealized gains	$140,859,968
Gross unrealized losses	(2,050,526)

Net unrealized gains	$138,809,442

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust
SBA	Small Business Authority

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$113,735,023	$0	$0	$113,735,023
Consumer staples	17,230,808	0	0	17,230,808
Energy	5,639,435	0	0	5,639,435
Financials	39,508,210	0	0	39,508,210
Health care	78,176,091	0	0	78,176,091
Industrials	114,895,215	0	0	114,895,215
Information technology	228,729,427	0	0	228,729,427
Materials	38,630,178	0	0	38,630,178
Real estate	12,613,150	0	0	12,613,150
Telecommunication services	9,035,127	0	0	9,035,127
Short-term investments
Investment companies	29,729,760	0	0	29,729,760
Investments measured at net asset value*				21,494,678

Total assets	$687,922,424	$0	$0	$709,417,102

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $21,494,678 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.93%

Consumer Discretionary : 11.25%

Hotels, Restaurants & Leisure : 2.79%
Royal Caribbean Cruises Limited	153,876	$16,807,875
Starbucks Corporation	551,199	32,140,414

		48,948,289

Internet & Direct Marketing Retail : 0.98%
Amazon.com Incorporated †	17,743	17,175,224

Media : 3.54%
Comcast Corporation Class A	807,478	31,427,044
Twenty-First Century Fox Incorporated Class B	1,106,259	30,831,438

		62,258,482

Multiline Retail : 1.45%
Dollar General Corporation	353,193	25,461,683

Specialty Retail : 2.49%
L Brands Incorporated	371,975	20,045,733
Lowe’s Companies Incorporated	305,720	23,702,472

		43,748,205

Consumer Staples : 4.26%

Food & Staples Retailing : 0.55%
The Kroger Company	412,954	9,630,087

Food Products : 1.16%
The Hershey Company	189,358	20,331,368

Household Products : 1.12%
Church & Dwight Company Incorporated	379,231	19,674,504

Personal Products : 1.43%
The Estee Lauder Companies Incorporated Class A	262,927	25,235,733

Energy : 7.25%

Energy Equipment & Services : 1.40%
Halliburton Company	370,833	15,838,277
Weatherford International plc †«	2,249,656	8,706,169

		24,544,446

Oil, Gas & Consumable Fuels : 5.85%
Concho Resources Incorporated †	130,491	15,858,571
EOG Resources Incorporated	403,250	36,502,190
Newfield Exploration Company †	404,680	11,517,193
Pioneer Natural Resources Company	129,577	20,677,898
RSP Permian Incorporated †	562,863	18,163,589

		102,719,441

Financials : 16.73%

Banks : 6.71%
Bank of the Ozarks Incorporated	476,027	22,311,385
KeyCorp	1,373,011	25,730,226
PNC Financial Services Group Incorporated	310,084	38,720,189
Webster Financial Corporation	593,857	31,011,213

		117,773,013

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Opportunity Fund

Security name	Shares	Value
Capital Markets : 3.81%
E*TRADE Financial Corporation †	734,285	$27,924,859
Intercontinental Exchange Incorporated	368,431	24,286,972
TD Ameritrade Holding Corporation	341,852	14,696,217

		66,908,048

Insurance : 6.21%
Aon plc	229,668	30,534,361
Chubb Limited	223,404	32,478,474
The Progressive Corporation	506,941	22,351,029
Willis Towers Watson plc	163,250	23,746,345

		109,110,209

Health Care : 14.05%

Biotechnology : 2.03%
Alexion Pharmaceuticals Incorporated †	83,554	10,166,015
Celgene Corporation †	196,774	25,555,039

		35,721,054

Health Care Equipment & Supplies : 2.03%
Medtronic plc	402,382	35,711,403

Health Care Providers & Services : 2.16%
Cigna Corporation	149,563	25,035,351
Envision Healthcare Corporation †	205,376	12,870,914

		37,906,265

Life Sciences Tools & Services : 4.75%
Agilent Technologies Incorporated	420,277	24,926,629
Bio-Rad Laboratories Incorporated Class A †	138,092	31,251,601
Thermo Fisher Scientific Incorporated	156,373	27,282,397

		83,460,627

Pharmaceuticals : 3.08%
Merck & Company Incorporated	273,337	17,518,168
Novartis AG ADR	437,346	36,505,271

		54,023,439

Industrials : 14.09%

Aerospace & Defense : 2.70%
Lockheed Martin Corporation	86,405	23,986,892
Rockwell Collins Incorporated	223,350	23,469,618

		47,456,510

Airlines : 1.22%
United Continental Holdings Incorporated †	284,947	21,442,262

Building Products : 2.49%
Johnson Controls International plc	1,007,933	43,703,975

Commercial Services & Supplies : 1.32%
Republic Services Incorporated	362,865	23,125,386

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Electrical Equipment : 1.81%
Eaton Corporation plc	408,481	$31,792,076

Machinery : 2.15%
Colfax Corporation †	580,964	22,872,553
Gardner Denver Holdings Incorporated †«	687,070	14,847,583

		37,720,136

Road & Rail : 2.40%
Canadian Pacific Railway Limited	65,713	10,567,308
Hertz Global Holdings Incorporated «	1,066,880	12,269,120
J.B. Hunt Transport Services Incorporated	211,454	19,322,667

		42,159,095

Information Technology : 25.00%

Electronic Equipment, Instruments & Components : 3.04%
Amphenol Corporation Class A	306,521	22,627,380
TE Connectivity Limited	390,632	30,734,926

		53,362,306

Internet Software & Services : 4.59%
Alphabet Incorporated Class C †	58,779	53,414,241
Facebook Incorporated Class A †	179,931	27,165,982

		80,580,223

IT Services : 4.72%
Alliance Data Systems Corporation	91,948	23,602,132
Fidelity National Information Services Incorporated	333,427	28,474,666
MasterCard Incorporated Class A	254,378	30,894,208

		82,971,006

Semiconductors & Semiconductor Equipment : 3.01%
Broadcom Limited	123,768	28,844,131
Texas Instruments Incorporated	312,142	24,013,084

		52,857,215

Software : 6.40%
Check Point Software Technologies Limited †	207,125	22,593,195
Oracle Corporation	573,897	28,775,196
Red Hat Incorporated †	314,823	30,144,302
Salesforce.com Incorporated †	355,879	30,819,121

		112,331,814

Technology Hardware, Storage & Peripherals : 3.24%
Apple Incorporated	394,735	56,849,735

Materials : 4.89%

Chemicals : 1.57%
The Sherwin-Williams Company	78,441	27,529,653

Containers & Packaging : 1.30%
Crown Holdings Incorporated †	384,840	22,959,554

Metals & Mining : 2.02%
Goldcorp Incorporated-U.S. Exchange Traded Shares	1,100,051	14,201,658

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Opportunity Fund

Security name			Shares	Value
Metals & Mining (continued)
Steel Dynamics Incorporated			593,953	$21,269,457

				35,471,115

Real Estate : 1.41%

Equity REITs : 1.41%
American Tower Corporation			186,536	24,682,444

Total Common Stocks (Cost $1,261,060,214)				1,737,336,025

		Yield
Short-Term Investments : 2.14%

Investment Companies : 2.14%
Securities Lending Cash Investment LLC (l)(r)(u)		1.39%	22,602,119	22,604,380
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.86	14,934,087	14,934,087

Total Short-Term Investments (Cost $37,538,467)				37,538,467

Total investments in securities (Cost $1,298,598,681)*	101.07%			1,774,874,492
Other assets and liabilities, net	(1.07)			(18,772,796)

Total net assets	100.00%			$1,756,101,696

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,296,423,005 and unrealized gains (losses) consists of:

Gross unrealized gains	$512,182,240
Gross unrealized losses	(33,730,753)

Net unrealized gains	$478,451,487

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$197,591,883	$0	$0	$197,591,883
Consumer staples	74,871,692	0	0	74,871,692
Energy	127,263,887	0	0	127,263,887
Financials	293,791,270	0	0	293,791,270
Health care	246,822,788	0	0	246,822,788
Industrials	247,399,440	0	0	247,399,440
Information technology	438,952,299	0	0	438,952,299
Materials	85,960,322	0	0	85,960,322
Real estate	24,682,444	0	0	24,682,444
Short-term investments
Investment companies	14,934,087	0	0	14,934,087
Investments measured at net asset value*				22,604,380

Total assets	$1,752,270,112	$0	$0	$1,774,874,492

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $22,604,380 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 94.61%

Consumer Discretionary : 4.39%

Hotels, Restaurants & Leisure : 0.87%
The Wendy’s Company	4,008,800	$62,176,488

Household Durables : 1.01%
Mohawk Industries Incorporated †	297,400	71,878,606

Multiline Retail : 1.62%
Kohl’s Corporation	2,989,000	115,584,630

Specialty Retail : 0.89%
Signet Jewelers Limited «	995,400	62,949,096

Consumer Staples : 5.26%

Beverages : 2.49%
Molson Coors Brewing Company Class B	2,049,310	176,937,425

Food Products : 2.77%
TreeHouse Foods Incorporated «†	2,414,309	197,224,902

Energy : 7.97%

Energy Equipment & Services : 5.66%
Baker Hughes Incorporated	1,422,200	77,524,122
C&J Energy Services Incorporated «†	1,431,900	49,071,213
Frank’s International NV «	2,496,500	20,695,985
National Oilwell Varco Incorporated	2,920,900	96,214,446
Patterson-UTI Energy Incorporated	5,604,800	113,160,912
US Silica Holdings Incorporated	1,296,000	45,995,040

		402,661,718

Oil, Gas & Consumable Fuels : 2.31%
Anadarko Petroleum Corporation	1,565,600	70,984,304
Hess Corporation	2,137,000	93,750,190

		164,734,494

Financials : 19.55%

Banks : 4.86%
Fifth Third Bancorp	3,277,700	85,089,092
PacWest Bancorp	2,086,707	97,449,217
Regions Financial Corporation	7,318,700	107,145,768
Zions Bancorporation	1,286,500	56,490,215

		346,174,292

Capital Markets : 2.36%
Northern Trust Corporation	1,302,700	126,635,467
TD Ameritrade Holding Corporation	956,700	41,128,533

		167,764,000

Consumer Finance : 1.27%
Ally Financial Incorporated	4,331,561	90,529,625

Insurance : 11.06%
Arch Capital Group Limited †	946,536	88,302,343

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name	Shares	Value
Insurance (continued)
Brown & Brown Incorporated	2,954,400	$127,246,008
FNF Group	3,016,614	135,234,806
Loews Corporation	3,205,100	150,030,731
The Allstate Corporation	1,922,400	170,017,056
Willis Towers Watson plc	800,600	116,455,276

		787,286,220

Health Care : 8.12%

Health Care Equipment & Supplies : 2.43%
Steris plc	1,017,200	82,901,800
Varian Medical Systems Incorporated	875,700	90,363,483

		173,265,283

Health Care Providers & Services : 5.69%
AmerisourceBergen Corporation	1,078,600	101,960,058
Humana Incorporated	616,100	148,245,982
Patterson Companies Incorporated	1,525,600	71,626,920
Universal Health Services Incorporated Class B	678,900	82,880,112

		404,713,072

Industrials : 15.08%

Aerospace & Defense : 3.17%
Raytheon Company	801,200	129,377,776
Rockwell Collins Incorporated	914,800	96,127,184

		225,504,960

Commercial Services & Supplies : 3.85%
Republic Services Incorporated	3,136,075	199,862,060
Stericycle Incorporated †	974,800	74,396,736

		274,258,796

Construction & Engineering : 1.41%
Jacobs Engineering Group Incorporated	1,845,200	100,360,428

Machinery : 2.45%
Deere & Company	723,800	89,454,442
Flowserve Corporation	1,827,300	84,841,539

		174,295,981

Road & Rail : 4.20%
Kansas City Southern	1,819,100	190,368,815
Ryder System Incorporated	1,512,800	108,891,344

		299,260,159

Information Technology : 11.69%

Communications Equipment : 3.52%
ARRIS International plc †	3,783,400	106,010,868
Harris Corporation	1,325,400	144,574,632

		250,585,500

IT Services : 8.17%
Amdocs Limited	2,128,400	137,196,664

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2017 (unaudited)

Security name		Shares	Value
IT Services (continued)
DST Systems Incorporated		1,830,464	$112,939,629
Fidelity National Information Services Incorporated		2,496,200	213,175,480
Leidos Holdings Incorporated		2,279,200	117,811,848

			581,123,621

Materials : 9.13%

Chemicals : 2.80%
International Flavors & Fragrances Incorporated		858,000	115,830,000
PPG Industries Incorporated		757,200	83,261,712

			199,091,712

Construction Materials : 0.83%
Eagle Materials Incorporated		642,800	59,407,576

Containers & Packaging : 5.50%
International Paper Company		2,256,700	127,751,787
Packaging Corporation of America		1,356,800	151,133,952
Sealed Air Corporation		2,517,200	112,669,872

			391,555,611

Real Estate : 6.97%

Equity REITs : 4.58%
American Campus Communities Incorporated		2,396,585	113,358,471
Corporate Office Properties Trust		1,644,100	57,592,823
Invitation Homes Incorporated		3,122,028	67,529,466
Mid-America Apartment Communities Incorporated		830,700	87,539,166

			326,019,926

Real Estate Management & Development : 2.39%
CBRE Group Incorporated Class A †		4,663,700	169,758,680

Utilities : 6.45%

Electric Utilities : 2.11%
American Electric Power Company Incorporated		2,166,160	150,483,135

Multi-Utilities : 2.41%
Ameren Corporation		3,142,350	171,792,275

Water Utilities : 1.93%
American Water Works Company Incorporated		1,757,300	136,981,533

Total Common Stocks (Cost $5,832,117,750)			6,734,359,744

	Yield
Short-Term Investments : 8.95%

Investment Companies : 8.95%
Securities Lending Cash Investment LLC (l)(r)(u)	1.39%	113,180,970	113,192,288
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.86	524,000,453	524,000,453

Total Short-Term Investments (Cost $637,192,741)			637,192,741

Portfolio of investments — June 30, 2017 (unaudited)	Wells Fargo Special Mid Cap Value Fund

		Value
Total investments in securities (Cost $6,469,310,491)*	103.56%	$7,371,552,485
Other assets and liabilities, net	(3.56)	(253,182,359)

Total net assets	100.00%	$7,118,370,126

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $6,469,405,151 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,006,778,305
Gross unrealized losses	(104,630,971)

Net unrealized gains	$902,147,334

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$312,588,820	$0	$0	$312,588,820
Consumer staples	374,162,327	0	0	374,162,327
Energy	567,396,212	0	0	567,396,212
Financials	1,391,754,137	0	0	1,391,754,137
Health care	577,978,355	0	0	577,978,355
Industrials	1,073,680,324	0	0	1,073,680,324
Information technology	831,709,121	0	0	831,709,121
Materials	650,054,899	0	0	650,054,899
Real estate	495,778,606	0	0	495,778,606
Utilities	459,256,943	0	0	459,256,943
Short-term investments
Investment companies	524,000,453	0	0	524,000,453
Investments measured at net asset value*				113,192,288

Total assets	$7,258,360,197	$0	$0	$7,371,552,485

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $113,192,288 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	August 25, 2017

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	August 25, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	August 25, 2017